September 30, 2000


                                TAXABLE
                                BOND
                                PORTFOLIOS

                                ANNUAL REPORT
                                TO SHAREHOLDERS


 Not FDIC Insured
 May Lose Value
No Bank Guarantee

                                                               [GRAPHIC OMITTED]
                                                                       BLACKROCK
                                                                    FUNDS (LOGO)
                                        PURE INVESTMENT STYLE(REGISTRATION MARK)

                                 BLACKROCK FUNDS

                             TAXABLE BOND PORTFOLIOS

* Low Duration Bond                * GNMA
* Intermediate Government Bond     * Managed Income
* Intermediate Bond                * International Bond
* Core Bond                        * High Yield Bond
* Government Income





                               TABLE OF CONTENTS

SHAREHOLDER LETTER.........................................................  1
PORTFOLIO SUMMARIES
      Low Duration Bond....................................................  2
      Intermediate Government Bond.........................................  3
      Intermediate Bond....................................................  4
      Core Bond............................................................  5
      Government Income....................................................  6
      GNMA.................................................................  7
      Managed Income.......................................................  8
      International Bond...................................................  9
      High Yield Bond...................................................... 10
      Note on Performance Information...................................... 11
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS......................... 12-48
      Intermediate Government Bond Statement of Assets & Liabilities....... 20
      Intermediate Bond Statement of Assets & Liabilities.................. 26
      Core Bond Statement of Assets & Liabilities.......................... 32
      Managed Income Statement of Assets & Liabilities..................... 42
      International Bond Statement of Assets & Liabilities................. 45
      High Yield Bond Statement of Assets & Liabilities.................... 49
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.......................................... 50-51
      Statements of Cash Flows.......................................... 52-55
      Statements of Changes in Net Assets............................... 56-59
      Financial Highlights.............................................. 60-67
NOTES TO FINANCIAL STATEMENTS........................................... 68-81
REPORT OF INDEPENDENT ACCOUNTANTS.......................................... 82


                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS
 BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

 BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

 BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

 BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.

                                 BLACKROCK FUNDS

September 30, 2000
Dear Shareholder:

      We are pleased to present the Annual Report for the BlackRock Funds for the 12 months ending September 30, 2000.

      Since our Semi-Annual report of March 31, 2000, the stock market as measured by the S&P 500 returned -4.14%, the NASDAQ returned -18.81% and the Lehman Aggregate Index returned 4.81%. So in this first year of the millennium, at a time in history when there is more media attention about the stock market than ever before, stocks actually under-performed bonds.

      It has been a year of extremes. When we reported to you one year ago, it was the dawn of a new millennium and there was plenty of concern about Y2K and the devastation that it could wreak on capital markets and world economies. Yet while the media bombarded us with concerns about Y2K, the investment world was investing in technology and the Internet with an enthusiasm that could only be described as fervent. There was much talk of a "new economy" and Internet shares shot skyward. Share prices climbed so quickly that analysts continue to search for new and improved ways to measure value.

      Now, a year later, we can all be relieved that Y2K has come and gone with small incident. And, while it is clear that the Internet will become an important part of our economy, the boundless enthusiasm for Internet stocks has moderated to the extent that the Goldman Sachs Technology Industry Internet Index fell nearly 35% in the last six months. In fact, we were reminded of the long-term lessons of investing.

      The truth of the matter is that successful investing is a long-term process and the best strategy for most investors is to work with your financial advisor to set your goals, plan and implement an asset allocation that is customized to your goals AND your personal needs for certain levels of risk -- and then to stay the course despite short term volatility in the markets.

      We continue to believe that mutual funds, which provide diversification, professional management and ease and flexibility of use, are an appropriate investment vehicle for individual investors.

      We are proud to be able to offer our shareholders a full range of funds to meet virtually any investment need. In the past year, we added three specialized portfolios: Global Science & Technology, European Equity and Asia Pacific Equity. You can now choose from 39 different BlackRock Funds.

      Thank you for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/S/KAREN H. SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS

                           LOW DURATION BOND PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $244.9 MILLION

PERFORMANCE BENCHMARK:
     MERRILL LYNCH 1-3 YEAR TREASURY INDEX

INVESTMENT APPROACH:
     SEEKS A RATE OF RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK BY INVESTING PRIMARILY IN INVESTMENT GRADE SECURITIES WITH MATURITIES FROM 3 TO 5 YEARS. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN DEBT SECURITIES OF FOREIGN ISSUERS AND UP TO 20% IN BELOW INVESTMENT GRADE SECURITIES RATED B OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     oTREASURY YIELDS ON THE SHORT END OF THE YIELD CURVE INCREASED SHARPLY OVER THE PERIOD. THE ONE-YEAR TREASURY YIELD ROSE FROM 5.18% ON SEPTEMBER 30, 1999 TO 6.09% ON SEPTEMBER 30, 2000 IN RESPONSE TO THE INCREASES TO THE DISCOUNT RATE BY THE FEDERAL RESERVE AND UNCERTAINTY OVER FUTURE INTEREST RATE HIKES.
     oIN THE BEGINNING OF THE PERIOD, THE MANAGER BOUGHT ADDITIONAL U.S. TREASURY AND AGENCY SECURITIES TO TAKE ADVANTAGE OF THE ATTRACTIVE YIELD LEVELS IN THE MARKET. IN THE SECOND QUARTER, HOWEVER, THE MANAGER BEGAN REDUCING TREASURY AND AGENCY EXPOSURE. THIS HELPED THE PORTFOLIO'S PERFORMANCE AS THE YIELD CURVE BEGAN TO NORMALIZE TOWARD THE LATTER PART OF THE YEAR. THE PORTFOLIO'S OVERWEIGHT IN MORTGAGES DURING THE FISCAL YEAR ALSO CONTRIBUTED POSITIVELY TO PORTFOLIO PERFORMANCE.
     oTHE PORTFOLIO CONTINUES TO BE OVERWEIGHT MORTGAGES VERSUS THE INDEX AS WE BELIEVE THAT THEY HAVE BEEN UNDERVALUED. THE PORTFOLIO ALSO HAS BEGUN INCREASING ITS POSITION IN TREASURIES WITH LONGER MATURITIES IN ANTICIPATION OF A "SOFT LANDING" FOR THE ECONOMY AND A CONTROLLED INFLATION LEVEL.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LOW DURATION BOND
  PORTFOLIO AND THE MERRILL 1-3 YEAR TREASURY INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          Institutional  Service   Investor A   Investor B   Investor C   BlackRock    Merrill 1-3 Year
              Class       Class      Class        Class         Class       Class       Treasury Index
    7/17/92   $10,000    $10,000     $ 9,700     $10,000       $10,000     $10,000         $10,000
     Sep-92   $10,079    $10,079     $ 9,777     $10,079       $10,079     $10,079         $10,288
     Dec-92   $10,137    $10,137     $ 9,833     $10,137       $10,137     $10,137         $10,595
     Mar-93   $10,295    $10,295     $ 9,986     $10,295       $10,295     $10,295         $10,614
     Jun-93   $10,468    $10,468     $10,154     $10,468       $10,468     $10,468         $10,848
     Sep-93   $10,620    $10,620     $10,302     $10,620       $10,620     $10,620         $10,965
     Dec-93   $10,711    $10,711     $10,390     $10,711       $10,711     $10,711         $11,122
     Mar-94   $10,691    $10,691     $10,370     $10,691       $10,691     $10,691         $11,188
     Jun-94   $10,713    $10,713     $10,391     $10,713       $10,713     $10,713         $11,132
     Sep-94   $10,837    $10,837     $10,512     $10,837       $10,837     $10,837         $11,141
     Dec-94   $10,860    $10,860     $10,534     $10,860       $10,860     $10,860         $11,251
     Mar-95   $11,214    $11,214     $10,878     $11,214       $11,214     $11,214         $11,251
     Jun-95   $11,521    $11,521     $11,175     $11,521       $11,521     $11,521         $11,629
     Sep-95   $11,767    $11,767     $11,414     $11,767       $11,767     $11,767         $12,002
     Dec-95   $12,001    $12,001     $11,641     $12,001       $12,001     $12,001         $12,182
     Mar-96   $12,023    $12,009     $11,644     $12,004       $12,004     $12,023         $12,489
     Jun-96   $12,149    $12,125     $11,752     $12,115       $12,115     $12,149         $12,531
     Sep-96   $12,347    $12,313     $11,929     $12,298       $12,298     $12,347         $12,657
     Dec-96   $12,610    $12,565     $12,168     $12,537       $12,537     $12,610         $12,866
     Mar-97   $12,668    $12,614     $12,210     $12,556       $12,556     $12,668         $13,110
     Jun-97   $12,938    $12,876     $12,459     $12,789       $12,789     $12,938         $13,197
     Sep-97   $13,196    $13,122     $12,692     $13,003       $13,003     $13,199         $13,487
     Dec-97   $13,370    $13,286     $12,845     $13,135       $13,135     $13,379         $13,752
     Mar-98   $13,588    $13,492     $13,039     $13,309       $13,309     $13,602         $13,983
     Jun-98   $13,808    $13,699     $13,235     $13,483       $13,483     $13,828         $14,197
     Sep-98   $14,156    $14,035     $13,552     $13,781       $13,781     $14,182         $14,634
     Dec-98   $14,256    $14,125     $13,634     $13,838       $13,838     $14,288         $14,745
     Mar-99   $14,425    $14,280     $13,778     $13,958       $13,958     $14,461         $14,834
     Jun-99   $14,521    $14,366     $13,854     $14,008       $14,008     $14,564         $14,918
     Sep-99   $14,709    $14,541     $14,016     $14,146       $14,146     $14,758         $15,106
     Dec-99   $14,835    $14,656     $14,120     $14,209       $14,209     $14,876         $15,197
     Mar-00   $15,029    $14,836     $14,288     $14,351       $14,351     $15,077         $15,387
     Jun-00   $15,273    $15,065     $14,502     $14,555       $14,539     $15,327         $15,651
     Sep-00   $15,635    $15,410     $14,829     $14,855       $14,839     $15,696         $15,980

                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                       1 Year   3 Year   5 Year  From Inception
                                       ------   ------   ------ ----------------
  BlackRock Class                      6.35%    5.94%    5.94%       5.65%
  Institutional Class                  6.29%    5.82%    5.84%       5.60%
  Service Class                        5.98%    5.50%    5.54%       5.41%
  Investor A Class (Load Adjusted)     2.66%    4.26%    4.73%       4.92%
  Investor A Class (NAV)               5.80%    5.32%    5.37%       5.31%
  Investor B Class (Load Adjusted)     0.51%    3.46%    4.44%       4.94%
  Investor B Class (NAV)               5.01%    4.54%    4.77%       4.94%
  Investor C Class (Load Adjusted)     4.01%    4.54%    4.77%       4.94%
  Investor C Class (NAV)               5.01%    4.54%    4.77%       4.94%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 7/17/92; SERVICE, 1/12/96; INVESTOR A SHARES, 1/12/96; INVESTOR B SHARES, 11/18/96; INVESTOR C SHARES, 2/24/97; AND BLACKROCK SHARES, 6/3/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 11 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $362.1 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR RATED AAA BY A MAJOR RATING AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     oTREASURY YIELDS ON THE SHORT END OF THE YIELD CURVE INCREASED SHARPLY OVER THE PERIOD. THE ONE-YEAR TREASURY YIELD ROSE FROM 5.18% ON SEPTEMBER 30, 1999 TO 6.09% ON SEPTEMBER 30, 2000 IN RESPONSE TO THE INCREASES TO THE DISCOUNT RATE BY THE FEDERAL RESERVE AND UNCERTAINTY OVER FUTURE INTEREST RATE HIKES. FOR THE PERIOD, YIELDS AT THE LONG END OF THE YIELD CURVE FELL. THE YIELD OF THE 10-YEAR TREASURY FELL 0.06% FROM 5.88% ON SEPTEMBER 30, 1999 TO 5.82% ON SEPTEMBER 30, 2000 IN REACTION TO THE TREASURY'S ANNOUNCEMENT TO REPURCHASE UP TO $30 BILLION IN SECURITIES.
     oTHE MANAGER INCREASED THE PORTFOLIO'S MORTGAGE PASS-THROUGH EXPOSURE DURING THE FIRST HALF OF THE PERIOD IN ORDER TO CAPITALIZE ON THE RELATIVE VALUE IN THE MORTGAGE SECTOR. DURING THE SECOND HALF OF THE PERIOD, THE MANAGER REDUCED THE PORTFOLIO'S PASS-THROUGH EXPOSURE IN FAVOR OF TREASURIES WITH LONGER MATURITIES, IN ANTICIPATION OF A "SOFT LANDING" FOR THE ECONOMY AND A CONTROLLED INFLATION LEVEL. THIS BOOSTED PORTFOLIO PERFORMANCE AS TREASURIES RALLIED DURING THE THIRD QUARTER DUE TO THE BELIEF THAT THE FED HAD SUCCESSFULLY ENGINEERED A SOFT LANDING AND WAS FINISHED WITH ITS INTEREST RATE HIKE CAMPAIGN.
     oDESPITE ITS INCREASED TREASURY ALLOCATION LATER IN THE PERIOD, THE PORTFOLIO REMAINED OVERWEIGHT MORTGAGES VERSUS THE INDEX. THIS HELPED PORTFOLIO PERFORMANCE AS SPREAD SECTORS RALLIED IN THE SECOND QUARTER.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE GOVERNMENT BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX
                  FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Institutional    Service     Investor A    Investor B    Investor C  Lehman Intermediate
               Class         Class        Class          Class         Class     Government Index
4/20/92       $10,000       $10,000       $ 9,600       $10,000       $10,000       $10,000
 Jun-92       $10,276       $10,276       $ 9,865       $10,276       $10,276       $10,000
 Sep-92       $10,714       $10,714       $10,286       $10,714       $10,714       $10,746
 Dec-92       $10,626       $10,626       $10,201       $10,626       $10,626       $10,746
 Mar-93       $10,986       $10,986       $10,547       $10,986       $10,986       $10,746
 Jun-93       $11,218       $11,218       $10,769       $11,218       $11,218       $10,746
 Sep-93       $11,452       $11,448       $10,990       $11,448       $11,448       $11,567
 Dec-93       $11,454       $11,447       $10,984       $11,442       $11,442       $11,567
 Mar-94       $11,181       $11,166       $10,715       $11,161       $11,161       $11,567
 Jun-94       $11,043       $11,022       $10,576       $11,016       $11,016       $11,567
 Sep-94       $11,097       $11,070       $10,621       $11,063       $11,063       $11,393
 Dec-94       $11,070       $11,036       $10,589       $11,030       $11,030       $11,383
 Mar-95       $11,567       $11,524       $11,057       $11,517       $11,517       $11,857
 Jun-95       $12,056       $12,002       $11,515       $11,995       $11,995       $12,411
 Sep-95       $12,239       $12,173       $11,680       $12,166       $12,166       $12,605
 Dec-95       $12,597       $12,520       $12,022       $12,523       $12,523       $13,026
 Mar-96       $12,531       $12,445       $11,933       $12,430       $12,430       $12,919
 Jun-96       $12,607       $12,511       $11,991       $12,491       $12,491       $13,006
 Sep-96       $12,831       $12,723       $12,190       $12,698       $12,698       $13,229
 Dec-96       $13,153       $13,033       $12,482       $12,981       $12,981       $13,535
 Mar-97       $13,150       $13,021       $12,464       $12,938       $12,938       $13,531
 Jun-97       $13,517       $13,375       $12,797       $13,260       $13,260       $13,910
 Sep-97       $13,867       $13,711       $13,112       $13,561       $13,561       $14,266
 Dec-97       $14,170       $14,000       $13,383       $13,816       $13,816       $14,581
 Mar-98       $14,381       $14,197       $13,567       $13,979       $13,979       $14,800
 Jun-98       $14,657       $14,460       $13,811       $14,204       $14,204       $15,075
 Sep-98       $15,230       $15,014       $14,334       $14,714       $14,714       $15,779
 Dec-98       $15,250       $15,021       $14,336       $14,688       $14,688       $15,819
 Mar-99       $15,276       $15,035       $14,343       $14,667       $14,667       $15,776
 Jun-99       $15,195       $14,945       $14,251       $14,546       $14,546       $15,746
 Sep-99       $15,344       $15,081       $14,375       $14,644       $14,644       $15,907
 Dec-99       $15,376       $15,100       $14,402       $14,630       $14,744       $16,069
 Mar-00       $15,626       $15,334       $14,604       $14,823       $14,939       $16,331
 Jun-00       $15,897       $15,587       $14,854       $15,033       $15,151       $16,628
 Sep-00       $16,350       $16,019       $15,259       $15,415       $15,536       $17,074

                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                       1 Year  3 Year   5 Year   From Inception
                                       ------  ------   ------  ----------------
  Institutional Class                  6.54%   5.64%    5.96%        5.99%
  Service Class                        6.23%   5.32%    5.64%        5.74%
  Investor A Class (Load Adjusted)     1.93%   3.76%    4.63%        5.13%
  Investor A Class (NAV)               6.15%   5.18%    5.49%        5.64%
  Investor B Class (Load Adjusted)     0.76%   3.28%    4.52%        5.26%
  Investor B Class (NAV)               5.26%   4.36%    4.85%        5.26%
  Investor C Class (Load Adjusted)     4.26%   4.36%    4.85%        5.26%
  Investor C Class (NAV)               5.26%   4.36%    4.85%        5.26%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 5/11/92; SERVICE SHARES, 7/29/93; INVESTOR C SHARES, 10/8/96; AND INVESTOR B SHARES, 10/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 11 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                           INTERMEDIATE BOND PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $699.1 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     oFOR THE PERIOD, TREASURY YIELDS ON THE SHORT END OF THE YIELD CURVE INCREASED SHARPLY IN RESPONSE TO THE INCREASES TO THE DISCOUNT RATE BY THE FEDERAL RESERVE AND UNCERTAINTY OVER FUTURE INTEREST RATE HIKES. RECENTLY, HOWEVER, WE HAVE BEGUN TO SEE A NORMALIZING OF THE YIELD CURVE DUE TO SLOWER U.S. GROWTH. THIS SHOULD NARROW THE YIELD GAP BETWEEN CORPORATES AND TREASURIES. FOR THE PERIOD, THE YIELD OF THE 5-YEAR TREASURY ROSE 0.12% FROM 5.76% ON SEPTEMBER 30, 1999 TO 5.88% ON SEPTEMBER 30, 2000.
     oFOR THE PERIOD, THE PORTFOLIO OUTPERFORMED THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX BECAUSE OF AN OVERWEIGHT IN MORTGAGES. WHILE MORTGAGES UNDERPERFORMED TREASURIES AT THE BEGINNING OF THE PERIOD DUE TO LARGE GOVERNMENT BUYBACKS AND INTEREST RATE HIKES, MORTGAGES BEGAN TO PICK UP AS INVESTORS' FEARS MODERATED IN RESPONSE TO A SLOWING ECONOMY AND A LESS AGGRESSIVE FEDERAL RESERVE.
     oA LARGE PORTION OF THE PORTFOLIO REMAINS INVESTED IN CORPORATE SECURITIES. THE ECONOMIC FUNDAMENTALS REMAIN POSITIVE FOR CORPORATE BONDS, BUT THE INCREASING LEVERAGE UTILIZED BY CORPORATIONS HAS SPARKED SOME CREDIT QUALITY CONCERNS WITHIN THE SECTOR. THE MANAGER REMAINS FOCUSED ON HIGH CREDIT QUALITY ISSUES WITH AMPLE LIQUIDITY.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Institutional    Service     Investor A          Investor B    Investor C     BlackRock   Lehman Brothers Intermediate
               Class         Class        Class                Class         Class         Class      Government/Corporate Index
9/17/93       $10,000       $10,000       $ 9,600             $10,000       $10,000       $10,000               $10,000
 Dec-93       $ 9,954       $ 9,945       $ 9,610             $ 9,945       $ 9,945       $ 9,954               $10,037
 Mar-94       $ 9,675       $ 9,660       $ 9,547             $ 9,660       $ 9,660       $ 9,675               $ 9,833
 Jun-94       $ 9,592       $ 9,572       $ 9,274             $ 9,572       $ 9,572       $ 9,592               $ 9,774
 Sep-94       $ 9,655       $ 9,628       $ 9,188             $ 9,626       $ 9,626       $ 9,655               $ 9,854
 Dec-94       $ 9,644       $ 9,611       $ 9,241             $ 9,610       $ 9,610       $ 9,644               $ 9,843
 Mar-95       $10,044       $10,003       $ 9,225             $10,002       $10,002       $10,044               $10,274
 Jun-95       $10,498       $10,447       $ 9,601             $10,441       $10,441       $10,498               $10,788
 Sep-95       $10,696       $10,636       $10,023             $10,620       $10,620       $10,696               $10,965
 Dec-95       $11,051       $10,983       $10,194             $10,965       $10,965       $11,051               $11,349
 Mar-96       $10,966       $10,890       $10,526             $10,878       $10,878       $10,966               $11,255
 Jun-96       $11,046       $10,962       $10,442             $10,945       $10,945       $11,046               $11,325
 Sep-96       $11,241       $11,147       $10,506             $11,125       $11,125       $11,241               $11,526
 Dec-96       $11,527       $11,422       $10,679             $11,394       $11,394       $11,527               $11,809
 Mar-97       $11,522       $11,408       $10,938             $11,375       $11,375       $11,522               $11,247
 Jun-97       $11,863       $11,737       $10,920             $11,712       $11,712       $11,863               $11,579
 Sep-97       $12,184       $12,047       $11,243             $12,016       $12,016       $12,184               $11,891
 Dec-97       $12,403       $12,255       $11,534             $12,217       $12,217       $12,403               $12,145
 Mar-98       $12,601       $12,440       $11,728             $12,391       $12,391       $12,601               $12,334
 Jun-98       $12,825       $12,652       $11,923             $12,573       $12,573       $12,825               $12,566
 Sep-98       $13,257       $13,070       $12,310             $12,958       $12,958       $13,262               $13,130
 Dec-98       $13,282       $13,084       $12,319             $12,942       $12,942       $13,293               $13,168
 Mar-99       $13,354       $13,146       $12,372             $12,973       $12,973       $13,370               $13,143
 Jun-99       $13,298       $13,090       $12,305             $12,880       $12,880       $13,319               $13,092
 Sep-99       $13,403       $13,214       $12,418             $12,991       $12,991       $13,428               $13,212
 Dec-99       $13,414       $13,214       $12,413             $12,961       $12,961       $13,581               $13,219
 Mar-00       $13,642       $13,429       $12,596             $13,142       $13,142       $13,818               $13,417
 Jun-00       $13,889       $13,663       $12,810             $13,339       $13,339       $14,073               $13,644
 Sep-00       $14,325       $14,082       $13,212             $13,717       $13,733       $14,521               $14,037


                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                    1 Year 3 Year 5 Year  From Inception
                                    ------ ------ ------ ----------------
  BlackRock Class                   7.05%  5.67%  6.09%       5.29%
  Institutional Class               6.89%  5.55%  6.02%       5.24%
  Service Class                     6.57%  5.23%  5.70%       4.93%
  Investor A Class (Load Adjusted)  2.13%  3.63%  4.69%       4.20%
  Investor A Class (NAV)            6.39%  5.05%  5.55%       4.81%
  Investor B Class (Load Adjusted)  1.10%  3.30%  4.82%       4.52%
  Investor B Class (NAV)            5.60%  4.38%  5.15%       4.52%
  Investor C Class (Load Adjusted)  4.71%  4.42%  5.17%       4.53%
  Investor C Class (NAV)            5.71%  4.42%  5.17%       4.53%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/17/93; SERVICE SHARES, 9/23/93; INVESTOR A SHARES, 5/20/94; INVESTOR B SHARES, 2/5/98; BLACKROCK SHARES, 5/1/98 AND INVESTOR C SHARES, 10/16/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 11 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                               CORE BOND PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $1.5 BILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     SEEKS A TOTAL RATE OF RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     oOVER THE COURSE OF THE YEAR, TREASURY YIELDS ON THE SHORT END OF THE YIELD CURVE INCREASED SHARPLY IN RESPONSE TO THE INCREASES TO THE DISCOUNT RATE BY THE FEDERAL RESERVE AND UNCERTAINTY OVER FUTURE INTEREST RATE HIKES. DURING THE PERIOD, THE YIELD ON THE 10-YEAR TREASURY DECREASED FROM 5.88% ON SEPTEMBER 30, 1999 TO 5.82% ON SEPTEMBER 30, 2000 IN REACTION TO THE TREASURY'S ANNOUNCEMENT TO REPURCHASE UP TO $30 BILLION IN SECURITIES. RECENTLY, HOWEVER, WE HAVE BEGUN TO SEE A NORMALIZING OF THE YIELD CURVE DUE TO SLOWER U.S. GROWTH. THIS SHOULD NARROW THE YIELD GAP BETWEEN CORPORATES AND TREASURIES.
     oTHE PORTFOLIO MAINTAINED AN OVERWEIGHT POSITION VERSUS THE INDEX THROUGHOUT THE YEAR IN SPREAD SECTORS, PARTICULARLY THE MORTGAGE, ASSET-BACKED, AND COMMERCIAL MORTGAGE-BACKED SECURITY (CMBS) SECTORS, WHICH OFFERED ATTRACTIVE YIELDS AND TOTAL RETURN OPPORTUNITIES. CURRENTLY, THE PORTFOLIO IS UNDERWEIGHT TREASURIES VERSUS THE INDEX IN FAVOR OF CORPORATES IN ANTICIPATION OF A NORMALIZING OF THE YIELD CURVE AND A LOWER VALUATION OF TREASURIES. WE ALSO DECREASED OUR MORTGAGE ALLOCATION, BUT MAINTAINED A RELATIVE OVERWEIGHT VERSUS THE BENCHMARK.
     oTHE BOND MARKET HAS TRADITIONALLY MOVED INVERSELY TO THE EQUITY MARKET. SINCE EQUITIES ARE NOW SHOWING SIGNS OF A SLOWDOWN, WE ARE POSITIVE BUT NOT BULLISH IN OUR OUTLOOK FOR THE BOND MARKET. TREASURY YIELDS ARE DOWN AND PRICES ARE RICH, THEREFORE WE WILL CONTINUE TO HAVE A VERY UNDERWEIGHT POSITION IN TREASURIES RELATIVE TO THE BENCHMARK.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CORE BOND PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Institutional    Service     Investor A     Investor B    Investor C    BlackRock   Lehman Aggregate
               Class         Class         Class         Class         Class         Class          Index
12/9/92       $10,000       $10,000       $ 9,600       $10,000       $10,000       $10,000       $10,000
 Dec-92       $10,033       $10,033       $ 9,631       $10,033       $10,033       $10,033       $10,192
 Mar-93       $10,416       $10,416       $ 9,999       $10,416       $10,416       $10,416       $10,487
 Jun-93       $10,688       $10,688       $10,261       $10,688       $10,688       $10,688       $10,751
 Sep-93       $11,021       $11,021       $10,581       $11,021       $11,021       $11,021       $11,010
 Dec-93       $11,005       $11,005       $10,565       $11,005       $11,005       $11,005       $11,123
 Mar-94       $10,715       $10,715       $10,286       $10,715       $10,715       $10,715       $10,574
 Jun-94       $10,612       $10,612       $10,188       $10,612       $10,612       $10,612       $10,760
 Sep-94       $10,695       $10,695       $10,267       $10,695       $10,695       $10,695       $10,605
 Dec-94       $10,749       $10,749       $10,319       $10,749       $10,749       $10,749       $10,866
 Mar-95       $11,269       $11,269       $10,818       $11,269       $11,269       $11,269       $11,349
 Jun-95       $11,931       $11,931       $11,453       $11,931       $11,931       $11,931       $11,848
 Sep-95       $12,166       $12,166       $11,680       $12,166       $12,166       $12,166       $12,265
 Dec-95       $12,703       $12,703       $12,195       $12,703       $12,703       $12,703       $12,707
 Mar-96       $12,405       $12,399       $11,900       $12,396       $12,396       $12,405       $12,329
 Jun-96       $12,473       $12,466       $11,957       $12,432       $12,432       $12,473       $12,503
 Sep-96       $12,722       $12,706       $12,182       $12,642       $12,642       $12,722       $12,980
 Dec-96       $13,157       $13,134       $12,584       $13,035       $13,035       $13,157       $13,120
 Mar-97       $13,121       $13,088       $12,534       $12,940       $12,940       $13,121       $13,007
 Jun-97       $13,563       $13,523       $13,026       $13,604       $13,604       $13,564       $13,484
 Sep-97       $14,002       $13,950       $13,432       $14,003       $14,003       $14,009       $13,932
 Dec-97       $14,348       $14,283       $13,748       $14,305       $14,305       $14,360       $14,342
 Mar-98       $14,580       $14,503       $13,954       $14,493       $14,493       $14,599       $14,562
 Jun-98       $14,926       $14,836       $14,268       $14,791       $14,791       $14,950       $14,903
 Sep-98       $15,483       $15,377       $14,783       $15,297       $15,297       $15,514       $15,534
 Dec-98       $15,520       $15,403       $14,801       $15,287       $15,287       $15,557       $15,586
 Mar-99       $15,498       $15,371       $14,762       $15,219       $15,219       $15,542       $15,507
 Jun-99       $15,346       $15,220       $14,600       $15,024       $15,020       $15,353       $15,236
 Sep-99       $15,457       $15,319       $14,687       $15,086       $15,081       $15,469       $15,339
 Dec-99       $15,423       $15,275       $14,637       $15,008       $15,003       $15,443       $15,298
 Mar-00       $15,808       $15,646       $14,986       $15,338       $15,333       $15,837       $15,636
 Jun-00       $16,080       $15,902       $15,209       $15,537       $15,532       $16,115       $15,906
 Sep-00       $16,582       $16,388       $15,684       $15,992       $15,988       $16,625       $16,385


                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                    1 Year  3 Year  5 Year  From Inception
                                    ------  ------  ------ ----------------
  BlackRock Class                   7.45%   5.96%   6.50%       6.76%
  Institutional Class               7.29%   5.80%   6.39%       6.69%
  Service Class                     6.98%   5.49%   6.11%       6.51%
  Investor A Class (Load Adjusted)  2.50%   3.88%   5.07%       5.84%
  Investor A Class (NAV)            6.80%   5.30%   5.93%       6.40%
  Investor B Class (Load Adjusted)  1.50%   3.43%   4.89%       5.93%
  Investor B Class (NAV)            6.00%   4.51%   5.21%       5.93%
  Investor C Class (Load Adjusted)  5.00%   4.53%   5.21%       5.93%
  Investor C Class (NAV)            6.00%   4.53%   5.21%       5.93%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 12/9/92; SERVICE SHARES, 1/12/96; INVESTOR A SHARES, 1/31/96; INVESTOR B SHARES, 3/18/96; INVESTOR C SHARES, 2/28/97; AND BLACKROCK SHARES, 5/1/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 11 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                           GOVERNMENT INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $31.6 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR RATED AAA BY A MAJOR RATING AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 10 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     oFOR THE PERIOD, TREASURY YIELDS ON THE SHORT END OF THE YIELD CURVE INCREASED SHARPLY IN RESPONSE TO THE INCREASES TO THE DISCOUNT RATE BY THE FEDERAL RESERVE AND UNCERTAINTY OVER FUTURE INTEREST RATE HIKES. AT THE SAME TIME, YIELDS AT THE LONG END OF THE YIELD CURVE FELL. THE YIELD ON THE 10-YEAR TREASURY FELL 0.06% FROM 5.88% ON SEPTEMBER 30, 1999 TO 5.82% ON SEPTEMBER 30, 2000 IN REACTION TO THE TREASURY'S ANNOUNCEMENT TO REPURCHASE UP TO $30 BILLION IN SECURITIES.
     oTHE MANAGER OVERWEIGHTED MORTGAGE PASS-THROUGH SECURITIES THROUGHOUT THE PERIOD IN ORDER TO CAPITALIZE ON THE RELATIVE VALUE IN THE MORTGAGE SECTOR. THIS HELPED PORTFOLIO PERFORMANCE AS SPREAD SECTORS RALLIED IN THE SECOND QUARTER OF 2000. IN THE THIRD QUARTER OF 2000, THE MANAGER SLIGHTLY DECREASED THE PORTFOLIO'S PASS-THROUGH ALLOCATION IN FAVOR OF TREASURIES. TREASURIES RALLIED IN THE THIRD QUARTER DUE TO THE BELIEF THAT THE FED HAD SUCCESSFULLY ENGINEERED A SOFT LANDING AND COMPLETED THEIR INTEREST RATE HIKE CAMPAIGN.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GOVERNMENT INCOME PORTFOLIO AND THE LEHMAN BROTHERS MORTGAGE INDEX/MERRILL LYNCH
       10-YEAR TREASURY INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                    Lehman Brothers Mortgage
           Investor A   Investor B    Investor C       Index/Merrill Lynch
              Class        Class        Class        10 Year Treasury Index
10/3/94      $ 9,550      $10,000      $10,000              $10,000
 Dec-94      $ 9,541      $ 9,975      $ 9,975              $10,037
 Mar-95      $10,024      $10,462      $10,462              $10,588
 Jun-95      $10,718      $11,168      $11,168              $11,335
 Sep-95      $10,912      $11,350      $11,350              $11,537
 Dec-95      $11,353      $11,793      $11,793              $12,059
 Mar-96      $11,132      $11,536      $11,536              $11,779
 Jun-96      $11,156      $11,540      $11,540              $11,887
 Sep-96      $11,393      $11,766      $11,766              $12,108
 Dec-96      $11,740      $12,101      $12,101              $12,497
 Mar-97      $11,713      $12,052      $12,052              $12,368
 Jun-97      $12,171      $12,499      $12,499              $12,502
 Sep-97      $12,588      $12,904      $12,904              $12,906
 Dec-97      $12,975      $13,277      $13,277              $13,212
 Mar-98      $13,182      $13,464      $13,464              $13,410
 Jun-98      $13,510      $13,774      $13,774              $13,641
 Sep-98      $13,988      $14,235      $14,235              $14,002
 Dec-98      $14,012      $14,233      $14,233              $13,281
 Mar-99      $13,894      $14,086      $14,086              $13,132
 Jun-99      $13,693      $13,855      $13,855              $12,889
 Sep-99      $13,793      $13,930      $13,930              $12,973
 Dec-99      $13,696      $13,531      $13,807              $12,842
 Mar-00      $13,992      $13,522      $14,079              $13,188
 Jun-00      $14,299      $13,792      $14,361              $13,432
 Sep-00      $14,812      $14,118      $14,835              $13,786

                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN

                                    1 Year  3 Year   5 Year   From Inception
                                    ------  ------   ------  ----------------
  Investor A Class (Load Adjusted)  2.52%   3.98%    5.34%        6.77%
  Investor A Class (NAV)            7.38%   5.57%    6.31%        7.60%
  Investor B Class (Load Adjusted)  2.09%   3.71%    5.20%        6.82%
  Investor B Class (NAV)            6.59%   4.79%    5.52%        6.82%
  Investor C Class (Load Adjusted)  5.48%   4.75%    5.49%        6.78%
  Investor C Class (NAV)            6.48%   4.75%    5.49%        6.78%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 10/3/94; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 11 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                                 GNMA PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $97.6 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN GNMA INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMAS"), AS WELL AS OTHER U.S. GOVERNMENT SECURITIES IN THE 5 TO 10 YEAR MATURITY RANGE.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     oOVER THE COURSE OF THE YEAR, TREASURY YIELDS ON THE SHORT END OF THE CURVE INCREASED SHARPLY IN RESPONSE TO THE INCREASES TO THE DISCOUNT RATE BY THE FEDERAL RESERVE AND UNCERTAINTY OVER FUTURE INTEREST RATE HIKES. THE ONE-YEAR TREASURY YIELD ROSE FROM 5.18% ON SEPTEMBER 30, 1999 TO 6.09% ON SEPTEMBER 30, 2000. FOR THE PERIOD, YIELDS AT THE LONG END OF THE YIELD CURVE FELL, AS THE YIELD OF THE 10-YEAR TREASURY FELL 0.06% FROM 5.88% ON SEPTEMBER 30, 1999 TO 5.82% ON SEPTEMBER 30, 2000 IN REACTION TO THE TREASURY'S ANNOUNCEMENT TO REPURCHASE UP TO $30 BILLION IN SECURITIES.
     oGNMAS PERFORMED WELL DURING THIS PERIOD AS HIGH MORTGAGE RATES HOVERING NEAR 8% THROUGHOUT THE YEAR CAUSED PREPAYMENTS TO DECLINE AND RESULTED IN AN INCREASED DEMAND FOR GNMAS AND OTHER MORTGAGE-BACKED SECURITIES.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GNMA INCOME PORTFOLIO AND THE LEHMAN GNMA INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        Institutional  Service   Investor A   Investor B  Investor C    Lehman
            Class       Class      Class        Class        Class    GNMA Index
9/1/86     $10,000     $10,000     $9,550      $10,000     $10,000      $10,000
Dec-86     $10,296     $10,289     $9,822      $10,265     $10,265      $10,357
Mar-87     $10,411     $10,396     $9,919      $10,348     $10,348      $10,588
Jun-87     $10,251     $10,228     $9,756      $10,158     $10,158      $10,450
Sep-87     $10,265     $10,234     $9,757      $10,141     $10,141      $10,191
Dec-87     $10,407     $10,368     $9,880      $10,250     $10,250      $10,801
Mar-88     $10,684     $10,636    $10,132      $10,491     $10,491      $11,256
Jun-88     $10,883     $10,826    $10,308      $10,654     $10,654      $11,461
Sep-88     $11,009     $10,943    $10,415      $10,744     $10,744      $11,719
Dec-88     $11,149     $11,074    $10,536      $10,848     $10,848      $11,754
Mar-89     $11,192     $11,109    $10,564      $10,857     $10,857      $11,888
Jun-89     $11,633     $11,537    $10,967      $11,250     $11,250      $12,865
Sep-89     $11,673     $11,569    $10,992      $11,255     $11,255      $13,052
Dec-89     $12,063     $11,947    $11,347      $11,596     $11,596      $13,597
Mar-90     $12,170     $12,044    $11,434      $11,664     $11,664      $13,593
Jun-90     $12,350     $12,213    $11,590      $11,800     $11,800      $14,109
Sep-90     $12,473     $12,325    $11,691      $11,881     $11,881      $14,285
Dec-90     $13,090     $12,925    $12,255      $12,431     $12,431      $15,036
Mar-91     $13,442     $13,262    $12,570      $12,727     $12,727      $15,498
Jun-91     $13,652     $13,460    $12,751      $12,887     $12,887      $15,801
Sep-91     $14,417     $14,204    $13,451      $13,569     $13,569      $16,659
Dec-91     $15,188     $14,952    $14,153      $14,251     $14,251      $17,448
Mar-92     $14,951     $14,708    $13,916      $13,986     $13,986      $17,314
Jun-92     $15,594     $15,329    $14,498      $14,544     $14,544      $17,998
Sep-92     $16,125     $15,839    $14,974      $14,994     $14,994      $18,562
Dec-92     $16,208     $15,908    $15,033      $15,024     $15,024      $18,741
Mar-93     $16,824     $16,501    $15,586      $15,549     $15,549      $19,275
Jun-93     $17,214     $16,871    $15,929      $15,861     $15,861      $19,636
Sep-93     $17,430     $17,070    $16,111      $16,042     $16,012      $19,785
Dec-93     $17,481     $17,108    $16,140      $16,071     $16,010      $19,974
Mar-94     $16,843     $16,470    $15,531      $15,465     $15,378      $19,491
Jun-94     $16,658     $16,278    $15,343      $15,278     $15,163      $19,384
Sep-94     $16,743     $16,348    $15,403      $15,337     $15,193      $19,544
Dec-94     $16,863     $16,453    $15,495      $15,429     $15,256      $19,674
Mar-95     $17,811     $17,365    $16,348      $16,278     $16,065      $20,712
Jun-95     $18,849     $18,364    $17,281      $17,207     $16,950      $21,807
Sep-95     $19,228     $18,718    $17,608      $17,533     $17,239      $22,294
Dec-95     $19,853     $19,313    $18,159      $18,081     $17,745      $23,029
Mar-96     $19,692     $19,142    $17,990      $17,913     $17,548      $22,957
Jun-96     $19,829     $19,261    $18,094      $18,017     $17,617      $23,120
Sep-96     $20,211     $19,617    $18,420      $18,341     $17,901      $23,606
Dec-96     $20,790     $20,164    $18,927      $18,846     $18,359      $24,303
Mar-97     $20,814     $20,172    $18,927      $18,846     $18,324      $24,335
Jun-97     $21,606     $20,924    $19,625      $19,541     $18,964      $25,284
Sep-97     $22,280     $21,561    $20,214      $20,127     $19,497      $26,029
Dec-97     $22,672     $21,924    $20,545      $20,457     $19,779      $26,620
Mar-98     $22,888     $22,116    $20,716      $20,627     $19,907      $27,051
Jun-98     $23,384     $22,574    $21,136      $21,046     $20,277      $27,509
Sep-98     $23,922     $23,077    $21,599      $21,507     $20,682      $28,212
Dec-98     $24,192     $23,322    $21,817      $21,683     $20,852      $28,463
Mar-99     $24,379     $23,485    $21,959      $21,783     $20,948      $28,747
Jun-99     $24,600     $23,680    $22,133      $21,914     $21,074      $29,009
Sep-99     $24,320     $23,393    $21,856      $21,598     $20,770      $28,887
Dec-99     $24,259     $23,318    $21,775      $21,479     $20,656      $29,011
Mar-00     $24,781     $23,801    $22,217      $21,875     $21,036      $29,577
Jun-00     $25,385     $24,363    $22,733      $22,340     $21,461      $30,204
Sep-00     $26,190     $25,116    $23,403      $22,979     $22,077      $31,110


                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN

                                     1 Year   3 Year   5 Year   10 Year   From Inception
                                     ------   ------   ------  --------  ----------------
  Institutional Class                7.69%     6.03%    6.68%    7.84%         7.77%
  Service Class                      7.36%     5.71%    6.35%    7.52%         7.44%
  Investor A Class (Load Adjusted)   2.82%     4.07%    5.29%    6.89%         6.83%
  Investor A Class (NAV)             7.07%     5.49%    6.15%    7.33%         7.25%
  Investor B Class (Load Adjusted)   1.89%     3.68%    5.06%    6.32%         6.47%
  Investor B Class (NAV)             6.39%     4.75%    5.39%    6.54%         6.47%
  Investor C Class (Load Adjusted)   5.28%     4.71%    5.36%    6.53%         6.46%
  Investor C Class (NAV)             6.28%     4.71%    5.36%    6.53%         6.46%

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE GNMA PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE GNMA FUND OF PNC BANK. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE GNMA FUND FOR PERIODS PRIOR TO THE CTF CONVERSION.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                            MANAGED INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $1.5 BILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     oOVER THE COURSE OF THE YEAR, TREASURY YIELDS ON THE SHORT END OF THE YIELD CURVE INCREASED SHARPLY IN RESPONSE TO THE INCREASES TO THE DISCOUNT RATE BY THE FEDERAL RESERVE AND UNCERTAINTY OVER FUTURE INTEREST RATE HIKES. DURING THE PERIOD, THE YIELD ON THE 10-YEAR TREASURY DECREASED FROM 5.88% ON SEPTEMBER 30, 1999 TO 5.82% ON SEPTEMBER 30, 2000 IN REACTION TO THE TREASURY'S ANNOUNCEMENT TO REPURCHASE UP TO $30 BILLION IN SECURITIES. RECENTLY, HOWEVER, WE HAVE BEGUN TO SEE A NORMALIZING OF THE YIELD CURVE DUE TO SLOWER U.S. GROWTH.
     oDUE TO THE PORTFOLIO'S PRIMARY OBJECTIVE OF PROVIDING CURRENT INCOME, THE MANAGER MAINTAINED OVERWEIGHT POSITIONS VERSUS THE INDEX IN SPREAD SECTORS. THE PORTFOLIO INCREASED ITS OVERALL MORTGAGE EXPOSURE, FOCUSING ON MORTGAGE PASS-THROUGHS TO TAKE ADVANTAGE OF ATTRACTIVE YIELDS RELATIVE TO OTHER SPREAD SECTORS. THE PORTFOLIO'S TREASURY ALLOCATION WAS DECREASED AND ROTATED INTO MORTGAGES AND CORPORATES DUE TO ATTRACTIVE RELATIVE VALUATION.
     oIN THE MORTGAGE SECTOR WE FAVOR SEASONED PASS-THROUGHS AND 15-YEAR SECURITIES, WHICH APPEAR TO OFFER AN ATTRACTIVE TOTAL RETURN OPPORTUNITY. WE CONTINUE TO OVERWEIGHT COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) GIVEN OUR OUTLOOK FOR CONTINUED STRONG PERFORMANCE IN THIS SECTOR. THE PORTFOLIO'S ASSET-BACKED SECURITY EXPOSURE WAS REDUCED ON STRENGTH IN THE CREDIT CARD AND AUTO SECTORS IN FAVOR OF MORTGAGES. THE PORTFOLIO'S RETURNS SUFFERED DUE TO THE OVERWEIGHT IN SPREAD PRODUCT, AS THE GOVERNMENT BUYBACK OF TREASURIES CAUSED AN INVERTED YIELD CURVE RESULTING IN TREASURIES OUTPERFORMING SPREAD PRODUCT.
     oTHE BOND MARKET HAS TRADITIONALLY MOVED INVERSELY TO THE EQUITY MARKET. SINCE EQUITIES ARE NOW SHOWING SIGNS OF A SLOWDOWN, WE ARE POSITIVE BUT NOT BULLISH IN OUR OUTLOOK FOR THE BOND MARKET. TREASURY YIELDS ARE DOWN, SO WE WILL CONTINUE TO HAVE A VERY UNDERWEIGHT POSITION IN TREASURIES RELATIVE TO THE BENCHMARK.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MANAGED INCOME PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          Institutional     Service     Investor A     Investor B    Investor C  Lehman Brothers
               Class         Class         Class         Class         Class     Aggregate Index
11/1/89       $10,000       $10,000       $ 9,550       $10,000       $10,000       $10,000
 Dec-89       $10,105       $10,105       $ 9,650       $10,000       $10,000       $10,027
 Mar-90       $10,004       $10,004       $ 9,554       $ 9,900       $ 9,900       $ 9,946
 Jun-90       $10,306       $10,306       $ 9,843       $10,199       $10,199       $10,309
 Sep-90       $10,380       $10,380       $ 9,913       $10,272       $10,272       $10,397
 Dec-90       $10,943       $10,943       $10,451       $10,830       $10,830       $10,923
 Mar-91       $11,161       $11,161       $10,659       $11,045       $11,045       $11,227
 Jun-91       $11,259       $11,259       $10,752       $11,142       $11,142       $11,411
 Sep-91       $11,910       $11,910       $11,374       $11,786       $11,786       $12,059
 Dec-91       $12,580       $12,580       $12,014       $12,449       $12,449       $12,671
 Mar-92       $12,290       $12,290       $11,737       $12,162       $12,162       $12,509
 Jun-92       $12,749       $12,749       $12,175       $12,617       $12,617       $13,014
 Sep-92       $13,316       $13,316       $12,717       $13,177       $13,177       $13,574
 Dec-92       $13,323       $13,323       $12,724       $13,185       $13,185       $13,609
 Mar-93       $14,022       $14,022       $13,391       $13,876       $13,876       $14,172
 Jun-93       $14,457       $14,457       $13,806       $14,306       $14,306       $14,549
 Sep-93       $14,935       $14,940       $14,263       $14,780       $14,780       $14,928
 Dec-93       $14,881       $14,862       $14,186       $14,701       $14,701       $14,936
 Mar-94       $14,370       $14,343       $13,690       $14,186       $14,186       $14,507
 Jun-94       $14,110       $14,079       $13,422       $13,909       $13,909       $14,357
 Sep-94       $14,145       $14,104       $13,440       $13,927       $13,927       $14,445
 Dec-94       $14,215       $14,166       $13,492       $13,981       $13,981       $14,500
 Mar-95       $14,894       $14,835       $14,122       $14,634       $14,634       $15,231
 Jun-95       $15,744       $15,671       $14,909       $15,449       $15,449       $16,159
 Sep-95       $16,022       $15,935       $15,153       $15,702       $15,702       $16,477
 Dec-95       $16,701       $16,602       $15,778       $16,350       $16,350       $17,179
 Mar-96       $16,369       $16,260       $15,443       $16,003       $16,003       $16,872
 Jun-96       $16,437       $16,315       $15,490       $16,051       $16,051       $16,969
 Sep-96       $16,716       $16,580       $15,734       $16,304       $16,304       $17,281
 Dec-96       $17,277       $17,123       $16,243       $16,831       $16,831       $17,800
 Mar-97       $17,227       $17,060       $16,177       $16,762       $16,762       $17,701
 Jun-97       $17,848       $17,663       $16,740       $17,346       $17,346       $18,351
 Sep-97       $18,432       $18,228       $17,267       $17,892       $17,892       $18,960
 Dec-97       $18,913       $18,689       $17,697       $18,338       $18,338       $19,517
 Mar-98       $19,189       $18,949       $17,936       $18,585       $18,585       $19,818
 Jun-98       $19,692       $19,432       $18,384       $19,050       $19,050       $20,282
 Sep-98       $20,137       $19,856       $18,778       $19,457       $19,457       $21,140
 Dec-98       $20,292       $19,993       $18,900       $19,582       $19,582       $21,212
 Mar-99       $20,304       $19,989       $18,888       $19,570       $19,570       $21,103
 Jun-99       $20,097       $19,769       $18,673       $19,312       $19,312       $20,918
 Sep-99       $20,252       $19,907       $18,796       $19,402       $19,402       $21,060
 Dec-99       $20,169       $19,810       $18,697       $19,265       $19,265       $21,003
 Mar-99       $20,604       $20,212       $19,039       $19,619       $19,579       $21,467
 Jun-00       $20,959       $20,545       $19,364       $19,896       $19,835       $21,839
 Sep-00       $21,640       $21,199       $19,951       $20,483       $20,420       $22,496


                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN

                                     1 Year  3 Year  5 Year  10 Year From Inception
                                     ------  ------  ------  ------- ---------------
  Institutional Class                 6.84%   5.49%   6.19%   7.62%       7.33%
  Service Class                       6.52%   5.17%   5.88%   7.40%       7.12%
  Investor A Class (Load Adjusted)    1.53%   3.40%   4.72%   6.77%       6.55%
  Investor A Class (NAV)              6.35%   5.00%   5.69%   7.26%       7.00%
  Investor B Class (Load Adjusted)    1.06%   3.13%   4.89%   6.41%       6.77%
  Investor B Class (NAV)              5.56%   4.22%   5.21%   7.02%       6.77%
  Investor C Class (Load Adjusted)    4.56%   4.11%   5.15%   6.99%       6.74%
  Investor C Class (NAV)              5.56%   4.11%   5.15%   6.99%       6.74%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A SHARES, 2/5/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 7/15/97; AND INVESTOR C SHARES, 11/22/99. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 11 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED. THE COMPARATIVE INDEX FROM PREVIOUS YEARS HAS CHANGED FROM THE SALOMON BROAD INVESTMENT GRADE INDEX TO THE LEHMAN AGGREGATE TO MORE ACCURATELY REFLECT THE TYPE OF HOLDINGS OF MANAGED INCOME.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                          INTERNATIONAL BOND PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $84.2 MILLION

PERFORMANCE BENCHMARK:
     SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN INVESTMENT GRADE INTERNATIONAL FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     oU.S. TREASURIES LED A RALLY ACROSS MOST INTERNATIONAL BOND MARKETS IN THE EARLY PART OF THE YEAR, AS LACK OF SUPPLY AND BUY BACKS DUE TO GOVERNMENT SURPLUSES AND IMPROVED DEFICITS DROVE YIELDS LOWER. BOND INVESTORS ALSO TOOK HEART IN FAIRLY LOW CORE INFLATION NUMBERS AND THE BELIEF THAT THE WORLD'S CENTRAL BANKS WOULD KEEP INFLATION IN CHECK OVER LONGER PERIODS. DUE TO THEIR TENDENCY TO TRADE IN LINE WITH THE U.S. MARKET, THE DOLLAR BLOC MARKETS SHOWED THE BEST RETURNS FOLLOWED BY NON-ECONOMIC AND MONETARY UNION (EMU) EUROPEAN COUNTRIES SUCH AS THE U.K. AND SWEDEN, WHERE SUPPLY WAS ALSO LIGHT. JAPAN WAS THE MAJOR EXCEPTION IN THE FIRST HALF OF THE YEAR, AS LARGE BUDGET DEFICITS AND BETTER ECONOMIC GROWTH SPARKED A RETRENCHMENT IN JGB (JAPANESE GOVERNMENT BOND) YIELDS.
     oTHE PORTFOLIO REMAINED GENERALLY CURRENCY HEDGED DURING THE ANNUAL PERIOD, WHICH RESULTED IN MIXED RETURNS. IN CURRENCY MARKETS, THE EURO CONTINUED TO DEPRECIATE AFTER STRENGTHENING SOMEWHAT DURING THE FIRST PART OF JANUARY. THE EURO ENDED THE FISCAL YEAR AT BELOW 0.90 VERSUS THE U.S. DOLLAR AND NEAR 92 VERSUS THE JAPANESE YEN, BOTH NEAR ALL-TIME LOWS. INTERNATIONAL INVESTORS REMAIN SKEPTICAL ON THE RELATIVE MERITS OF THE EURO GIVEN THE SUPERIOR ECONOMIC PERFORMANCE OF THE DOLLAR BLOC AND THE COMBINATION OF LARGE CURRENT ACCOUNT SURPLUS AND IMPROVED GROWTH PROSPECTS IN JAPAN. THE JAPANESE YEN FELL RELATIVE TO THE U.S. DOLLAR DURING THE PERIOD. THE JAPANESE YEN ENDED THE FISCAL YEAR NEAR 107 PER DOLLAR, DECLINING FROM 102.5 PER DOLLAR DURING ITS RALLY IN MARCH.
     oINITIALLY THE PORTFOLIO'S PERFORMANCE WAS HURT DUE TO AN UNDERWEIGHT POSITION IN JAPANESE BONDS VERSUS THE INDEX, BUT WAS REWARDED WHEN THE JAPANESE RALLY SLOWED DOWN. THE PORTFOLIO WAS ALSO REWARDED FOR ITS OVERWEIGHT POSITION IN CONTINENTAL EUROPE AND THE UNITED KINGDOM, WHICH PERFORMED WELL DUE TO LACK OF INFLATIONARY PRESSURES.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL BOND
   PORTFOLIO AND THE SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          Institutional    Service     Investor A    Investor B    Investor C       Salomon Non-U.S. Hedged
              Class         Class         Class         Class         Class      World Government Bond Index
7/1/91       $10,000       $10,000       $ 9,500       $10,000       $10,000               $10,000
Sep-91       $10,360       $10,360       $ 9,894       $10,360       $10,360               $10,482
Dec-91       $10,600       $10,600       $10,123       $10,600       $10,600               $10,909
Mar-92       $10,470       $10,470       $ 9,999       $10,470       $10,470               $10,846
Jun-92       $11,008       $11,008       $10,513       $11,008       $11,008               $11,157
Sep-92       $11,298       $11,298       $10,789       $11,298       $11,298               $11,581
Dec-92       $11,254       $11,254       $10,747       $11,254       $11,254               $11,766
Mar-93       $11,717       $11,717       $11,190       $11,717       $11,717               $12,169
Jun-93       $12,116       $12,116       $11,571       $12,116       $12,116               $12,483
Sep-93       $12,689       $12,689       $12,118       $12,689       $12,689               $12,932
Dec-93       $12,977       $12,977       $12,393       $12,977       $12,977               $13,225
Mar-94       $12,715       $12,715       $12,143       $12,715       $12,715               $12,803
Jun-94       $12,453       $12,453       $11,892       $12,453       $12,453               $12,561
Sep-94       $12,369       $12,369       $11,812       $12,369       $12,369               $12,580
Dec-94       $12,496       $12,496       $11,933       $12,496       $12,496               $12,732
Mar-95       $13,545       $13,545       $12,936       $13,545       $13,545               $13,323
Jun-95       $14,054       $14,054       $13,421       $14,054       $14,054               $14,016
Sep-95       $14,302       $14,302       $13,658       $14,302       $14,302               $14,427
Dec-95       $14,998       $14,998       $14,323       $14,998       $14,998               $15,032
Mar-96       $15,051       $15,051       $14,374       $15,051       $15,051               $15,011
Jun-96       $15,395       $15,394       $14,697       $15,370       $15,370               $15,291
Sep-96       $16,002       $15,989       $15,259       $15,928       $15,928               $15,797
Dec-96       $16,590       $16,558       $15,793       $16,442       $16,442               $16,340
Mar-97       $16,762       $16,717       $15,938       $16,562       $16,562               $16,458
Jun-97       $17,335       $17,276       $16,378       $17,078       $17,078               $16,988
Sep-97       $17,859       $17,783       $16,853       $17,539       $17,539               $17,565
Dec-97       $18,294       $18,203       $17,244       $17,911       $17,911               $18,069
Mar-98       $18,777       $18,671       $17,679       $18,328       $18,328               $18,527
Jun-98       $19,112       $18,988       $17,972       $18,597       $18,597               $18,955
Sep-98       $20,092       $19,947       $18,872       $19,529       $19,492               $19,942
Dec-98       $20,395       $20,232       $19,135       $19,800       $19,726               $20,052
Mar-99       $20,697       $20,518       $19,397       $20,071       $19,958               $20,395
Jun-99       $20,519       $20,327       $19,209       $19,838       $19,729               $20,266
Sep-99       $20,474       $20,266       $19,143       $19,733       $19,624               $20,167
Dec-99       $20,492       $20,284       $19,140       $19,690       $19,581               $20,403
Mar-00       $20,923       $20,692       $19,517       $20,044       $19,934               $20,846
Jun-00       $21,475       $21,222       $20,008       $20,511       $20,398               $21,223
Sep-00       $21,918       $21,642       $20,397       $20,870       $20,755               $21,571

                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN

                                    1 Year  3 Year   5 Year   From Inception
                                    ------  ------   ------  ----------------
  Institutional Class               7.04%   7.06%    8.91%         8.84%
  Service Class                     6.72%   6.74%    8.63%         8.69%
  Investor A Class (Load Adjusted)  1.20%   4.76%    7.35%         8.00%
  Investor A Class (NAV)            6.54%   6.56%    8.46%         8.60%
  Investor B Class (Load Adjusted)  1.24%   4.71%    7.43%         8.20%
  Investor B Class (NAV)            5.74%   5.77%    7.73%         8.20%
  Investor C Class (Load Adjusted)  4.74%   5.77%    7.73%         8.20%
  Investor C Class (NAV)            5.74%   5.77%    7.73%         8.20%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR BSHARES, 4/19/96; INVESTOR A SHARES, 4/22/96; INSTITUTIONAL SHARES, 6/10/96; AND INVESTOR C SHARES, 9/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 11 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                            HIGH YIELD BOND PORTFOLIO

TOTAL NET ASSETS (9/30/00):
     $121.6 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN HIGH YIELD INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME BY INVESTING PRIMARILY IN NON-INVESTMENT GRADE SECURITIES (RATED C OR HIGHER OR DEEMED TO BE OF COMPARABLE QUALITY) WHICH HAVE THE POTENTIAL FOR ABOVE-AVERAGE CURRENT INCOME.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     oAT THE BEGINNING OF THE PERIOD, HIGH YIELD SPREADS WIDENED COMPARED TO TREASURIES. THE COMBINATION OF CASH EXITING HIGH YIELD MUTUAL FUNDS, INTEREST RATE CONCERNS, AND THE VOLATILITY IN THE U.S. EQUITY MARKETS CAUSED HIGH YIELD PERFORMANCE TO SUFFER. IN MID-JUNE HIGH YIELD BOND VOLUME PICKED UP AS SPREADS TIGHTENED AND PRICES INCREASED. STRENGTH CONTINUED THROUGH JULY, BUT AUGUST BROUGHT ABOUT DISAPPOINTMENT AS HIGH YIELD PRICES FELL AND REMAINED UNCHANGED FOR THE REST OF THE PERIOD.
     oTHE PORTFOLIO REMAINED OVERWEIGHT B RATED SECURITIES AND UNDERWEIGHT BBB'S VERSUS ITS BENCHMARK. ALTHOUGH NEW ISSUE SUPPLY OF HIGH YIELD BONDS REMAINED LIGHT, DEMAND FOR BB'S REMAINED STRONG. BB'S OUTPERFORMED B'S AND CCC'S AS THE CREDIT CURVE CONTINUED TO STEEPEN, CAUSING HIGHER QUALITY CREDITS TO OUTPERFORM THROUGHOUT THE PERIOD.
     oIN RESPONSE TO THE MARKET'S NARROWED FOCUS, THE PORTFOLIO FAVORED THE ENERGY, INFORMATION TECHNOLOGY AND UTILITY SECTORS. THE OUTPERFORMANCE IN THE ENERGY SECTOR WAS DRIVEN BY HIGHER COMMODITY PRICES, WHILE INFORMATION TECHNOLOGY BENEFITED FROM STRONG DEMAND FOR MICROPROCESSORS. THE UTILITY SECTOR WAS REWARDED AS A RESULT OF HIGH CREDIT QUALITY AND STABILITY IN THE SECTOR. TELECOM AND AUTO SUPPLIERS PROVED TO BE THE WORST PERFORMERS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HIGH YIELD BOND PORTFOLIO AND THE LEHMAN HIGH YIELD INDEX FROM INCEPTION AND AT EACH MONTH-END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      Institutional Service  Investor A  Investor B  Investor C   BlackRock  Lehman High Yield
          Class      Class     Class       Class       Class        Class          Index
Nov-98   $10,000    $10,000   $ 9,500     $10,000     $10,000      $10,000        $10,000
Dec-98   $10,128    $10,106   $ 9,616     $10,113     $10,113      $10,110        $10,160
Mar-99   $10,466    $10,435   $ 9,926     $10,418     $10,418      $10,452        $10,347
Jun-99   $10,622    $10,584   $10,062     $10,542     $10,542      $10,613        $10,383
Sep-99   $10,592    $10,548   $10,022     $10,481     $10,481      $10,587        $10,235
Dec-99   $11,013    $10,960   $10,397     $10,864     $10,852      $11,011        $10,403
Mar-00   $10,883    $10,822   $10,272     $10,703     $10,702      $10,884        $10,159
Jun-00   $10,985    $10,919   $10,334     $10,779     $10,815      $10,995        $10,276
Sep-00   $10,906    $10,836   $10,235     $10,250     $10,749      $10,924        $10,335

                      FOR PERIOD ENDING SEPTEMBER 30, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                          1 Year         From Inception
                                          ------        ----------------
  BlackRock Class                         3.26%               4.89%
  Institutional Class                     3.11%               4.84%
  Service Class                           2.80%               4.42%
  Investor A Class (Load Adjusted)       (2.49)%              1.52%
  Investor A Class (NAV)                  2.63%               4.35%
  Investor B Class (Load Adjusted)       (2.76)%              1.38%
  Investor B Class (NAV)                  1.74%               3.48%
  Investor C Class (Load Adjusted)        0.86%               3.50%
  Investor C Class (NAV)                  1.86%               3.50%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: BLACKROCK SHARES; INSTITUTIONAL SHARES; SERVICE SHARES; INVESTOR A SHARES; INVESTOR B SHARES; AND INVESTOR C SHARES, 11/19/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 11 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate Government Bond, Intermediate Bond, Core Bond and GNMA -- 4.00%; Government Income and Managed Income -- 4.50%; International Bond and High Yield Bond -- 5.00%; and Low Duration Bond -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

     The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE BLACKROCK TAXABLE BOND PORTFOLIOS (UNAUDITED)

     During the fiscal year ended September 30, 2000, the following Portfolios of the BlackRock Funds declared the following dividends from net realized capital gains:

                                                 SHORT-TERM       LONG-TERM
                                                CAPITAL GAIN,   CAPITAL GAIN,
                                                  PER SHARE       PER SHARE
                                                 ------------   -------------
     Intermediate Government Bond Portfolio ...    $0.0136        $    --
     Intermediate Bond Portfolio ..............     0.0005             --
     Core Bond Portfolio ......................     0.0138             --
     GNMA Portfolio. ..........................     0.0075         0.0109
     Managed Income Portfolio .................     0.0187         0.0050
     International Bond Portfolio .............     0.0603         0.0593


     Because the Portfolios' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2000. The second notification, which reflects the amounts to be used by calendar year taxpayers on their U.S. federal income tax returns, has been made in conjunction with Form 1099-DIV and will be mailed in January 2001.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           LOW DURATION BOND PORTFOLIO

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 27.1%
   Small Business Administration
     Participation Certificates,
     Series 97, Class A
     7.35%**                        08/15/22     $1,114         $  1,108,669
   U.S. Treasury Notes
     5.50%+                         08/31/01      9,035            8,972,884
     5.87%+                         11/30/01      7,615            7,584,068
     6.50%+                        02/28/022      3,990           24,109,950
     6.37%+                      04/02-06/02      6,925            6,960,175
     6.62%+                         05/31/02      1,055            1,064,231
     6.25%+                         07/31/02      2,150            2,158,062
     6.12%+                         08/31/02      8,490            8,505,919
   U.S. Treasury Notes (CPI)
     3.62%+                         01/15/08      4,650            4,854,592
     3.87%                          01/15/09      1,000            1,043,889
                                                                ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $66,203,033)                                              66,362,439
                                                                ------------
MORTGAGE PASS-THROUGHS -- 36.2%
   Federal Home Loan
     Mortgage Corp.
     7.25%                       07/06-06/08         35               35,202
     7.50%                          07/01/07      1,797            1,814,747
     8.25%                          06/01/09         55               56,155
     8.75%                          01/01/13      1,038            1,069,384
     7.21%**+                       10/01/22      3,592            3,643,414
     6.49%                          06/01/28      1,752            1,738,388
   Federal Home Loan
     Mortgage Corp.
     30 Year Balloon
     8.25%                          09/01/09        255              260,380
     7.50%                          04/01/22        544              544,126
     6.96%                          07/01/27      3,222            3,242,296
   Federal Home Loan
     Mortgage Corp.
     Gold
     7.00%+                         09/01/11      2,560            2,549,448
   Federal National
     Mortgage Association
     6.29%                          10/04/00      2,000            1,999,940
     6.20%                          02/26/01      4,270            4,240,441
     6.72%                          02/26/01        457              454,163
     7.50%                       06/03-05/09      4,496            4,495,613
     6.00%                       11/03-01/04      3,956            3,864,171
     7.00%+                      06/04-03/13      4,127            4,155,252
     6.50%+                      10/05-11/08      5,085            5,029,290
     5.50%+                      06/09-07/09      3,448            3,261,031
     8.00%                          08/01/09      2,187            2,225,760
     8.08%**                        08/01/22      1,986            2,036,279
     8.14%**+                       02/01/24      4,880            5,011,698
   Federal National Mortgage
     Association 10 Year Balloon
     6.00%                       12/03-02/04      3,276            3,193,787
   Federal National Mortgage
     Association 15 Year Balloon
     7.00%                       12/08-09/14      5,926            5,905,744
   Federal National Mortgage
     Association 30 Year Balloon
     7.00%                          07/01/01          9                9,083


                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
   MORTGAGE PASS-THROUGHS (CONTINUED)
   Government National
     Mortgage Association
     7.00%                       09/02-05/12     $5,567         $  5,581,348
     7.25%                          04/15/06        311              309,658
     8.25%+                      08/08-09/08      3,157            3,219,288
     7.00%                          10/15/09      2,908            2,919,208
     7.50%+                         04/15/13      2,513            2,551,935
     7.37%**                     06/22-01/24      4,912            4,950,936
     6.75%**                        07/20/27      1,074            1,081,705
   Government National
     Mortgage Association
     15 Year Balloon
     6.00%                          12/15/08      1,834            1,788,138
   Government National
     Mortgage Association
     30 Year Balloon
     6.50%                       03/24-04/24      1,094            1,059,356
   MLCC Mortgage Investors, Inc.,
     Series 95-C3, Class A3
     7.07%**                        12/26/25        200              199,186
   MLCC Mortgage Investors, Inc.,
     Series 97-B, Class A
     6.89%**                        03/16/26      2,118            2,112,457
   MLCC  Mortgage Investors, Inc.,
      Series 99-A, Class A
     7.00%**                        02/15/26      2,240            2,240,940
                                                                ------------
TOTAL MORTGAGE
  PASS-THROUGHS
  (Cost $89,067,647)                                              88,849,947
                                                                ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.1%
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                          07/25/27         34               33,897
   Residential Accredit Loans, Inc.,
     Series 99-QS2, Class A3
     6.50%                          02/25/29      1,307            1,266,521
                                                                ------------
TOTAL MULTIPLE CLASS
  MORTGAGE PASS-THROUGHS
  (Cost $1,257,971)                                                1,300,418
                                                                ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 18.5%
   Asset Securitization Corp.,
     Series 97-D5, Class A1A
     6.50%                          02/14/41      2,567            2,532,960
   Bayview Financial Acquisition
     Trust, Series 98-1, Class AI
     7.01%                          05/25/29      2,257            2,195,277
   Bosque Asset Corp.,
     Series 97-1, Class A1
     7.66%                          06/05/02        610              591,330
   Conseco Finance Securitizations
     Corp., Series 00-4, Class A2
     7.35%                          05/01/32      2,275            2,283,531
   Conseco Finance Securitizations
     Corp., Series 00-2, Class A3
     8.07%                          12/01/31      2,900            2,960,714
   Copelco Capital Funding Corp.,
     Series 99-A, Class A3
     5.66%                          03/15/02      2,850            2,837,531

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
  Deutsche Mortgage and Asset
    Receiving Corp.,
    Series 98-C1, Class A1
     6.22%                          09/15/07     $1,097         $  1,070,593
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 95-CF2, Class A1A
     6.65%                          12/17/27        866              860,139
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 96-CF2, Class A1A
     6.86%                          11/12/21      1,920            1,907,563
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 97-1, Class A1A
     7.40%                          05/15/06        333              334,865
   Federal National Mortgage
     Association, Series 98-32,
     Class B
     6.00%                          05/18/13      2,059            2,018,640
   Housing Securities, Inc.,
     Series 93-G, Class G4A
     6.62%                          01/25/09      2,500            2,482,513
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1,
     Class A
     7.00%**                        01/15/24      1,921            1,906,344
   Lehman Brothers Commercial
     Conduit Mortgage Trust,
     Series 96-C2, Class A
     7.47%**++                      06/25/06        875              886,594
   Merit Securities Corp.,
     Series 98-11, Class 2A2
     6.92%**                        11/28/22      2,036            2,032,366
   Prudential Home Mortgage
     Securities, Inc.,
     Series 94-19, Class A2
     7.05%                          05/25/24      1,445            1,438,724
   Residential Funding Management
     Securities I, Series 97, Class A8
     7.50%                          06/25/27        846              842,105
   Salomon Brothers Mortgage
     Securities VII, Series 92-5,
     Class A1
     7.65%**                        11/25/22        198              196,851
   Structured Asset Mortgage
     Investments, Inc.,
     Series 98-9, Class 2A2
     6.12%                          11/25/13      2,844            2,717,611
   Structured Asset Securities Corp.,
     Series 98-C2A, Class B
     6.94%**                        01/25/01      2,755            2,754,977
   Union Planters Mortgage
     Finance Corp.,
     Series 98-1, Class A1
     6.35%                          01/25/28        969              960,255
   Washington Mutual,
     Series 00-1, Class A1
     6.91%**                        06/25/24      2,782            2,774,156
   Wilshire Funding Corp.,
     Series 97, Class A1
     7.25%                          08/25/27        879              855,680



                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES (CONTINUED)
   Wilshire Funding Corp.,
     Series 98-2, Class A3
     7.00%                          12/28/37     $4,693         $  4,549,735
                                                                ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $45,485,058)                                              45,257,575
                                                                ------------
PROJECT LOANS -- 0.8%
   Federal Housing Authority,
     INSD Project, Series 82
     7.43%
   (Cost $1,945,658)                09/01/22      1,935            1,892,784
                                                                ------------
ASSET BACKED SECURITIES -- 31.5%
   Amresco Independence Funding, Inc.,
     Series 99-1, Class A
     6.50%                          06/15/20      2,717            2,711,554
   Amresco Securitized Net Interest
     Margin Trust, Series 96-1,
     Class A
     8.10%                          04/26/26        167              109,983
   Bank One, Series 00-2,
     Class 4A
     6.66%**                        03/15/30      2,975            2,947,143
   Captec Franchise Trust,
     Series 99-1, Class A1
     6.50%                          05/25/05      3,644            3,584,214
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                          03/20/04      1,103            1,097,772
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                          03/15/02         55               54,689
   First Security Auto Owner Trust,
     Series 00-1, Class A3
     7.30%                          07/15/04      1,825            1,840,398
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                          11/15/04      1,942            1,889,387
   Ford Credit Auto Owner Trust,
     Series 00-A, Class A3
     6.82%                          06/17/02      4,280            4,279,096
   Ford Credit Auto Owner Trust,
     Series 99-B, Class A3
     5.47%                          09/15/01         24               24,039
   Ford Credit Auto Owner Trust,
     Series 99-B, Class A4
     5.80%                          06/15/02        125              124,258
   Ford Credit Auto Owner Trust,
     Series 99-D, Class A4
     6.40%                          10/15/02      3,100            3,090,459
   MBNA Master Credit Card Trust,
     Series 00-H, Class A
     6.87%**                        01/15/13      3,200            3,201,500
   Mellon Auto Grantor Trust,
     Series 00-1, Class A
     7.18%                          10/15/06      4,099            4,120,787
   Missouri Higher Education
     Loan Authority,
     Series 97, Class P
     6.80%**                        07/25/08      2,551            2,524,904

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                              STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
ASSET BACKED SECURITIES (CONTINUED)
   Morgan Stanley Aircraft Finance,
     Series 00-2, Class A5
     7.20%**                        03/15/25     $  999         $    999,953
   Navistar Financial Corp Owner Trust,
     Series 99-A, Class A3
     5.95%                          04/15/03      4,950            4,912,875
   Newcourt Equipment Trust Securities,
     Series 98-1, Class A3
     5.24%                          12/20/02      2,040            2,020,058
   Newcourt Equipment Trust Securities,
     Series 98-2, Class A3
     5.45%                          10/15/02         54               54,002
   Nissan Auto Lease Trust,
     Series 00-A, Class A3
     7.80%                          05/20/03        575              581,918
   Nissan Auto Receivables Owner Trust,
     Series 99-A, Class A3
     6.47%                          09/15/03      2,400            2,389,125
   PBG Equipment Trust,
     Series 00-1A, Class A
     6.27%                          01/20/12      1,997            1,944,351
   Pegasus Aviation Lease Securitization,
     Series 00-1, Class A1
     7.24%**                        03/25/15      3,017            3,007,910
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     6.75%**                        04/01/21      3,665            3,664,782
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     6.60%**                        09/15/23        967              959,615
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class B
     6.95%**                        09/15/23        514              514,393
   Premier Auto Trust,
     Series 98-3, Class A3
     5.88%                          12/08/01        531              530,351
   Ryder Vehicle Lease Trust,
     Series 98-A, Class A
     6.10%                          09/15/08      3,060            3,026,730
   Ryder Vehicle Lease Trust,
     Series 99-A, Class A3
     6.68%                          04/15/04      2,450            2,440,813
   SWB Loan Backed Certificates,
     Series 98-1, Class AV
     7.25%**                        09/15/24      2,519            2,503,083
   The Money Store Small Business
     Administration Loan Backed
     Securities, Series 96-2, Class A
     7.18%**                        04/15/24        267              266,153
   The Money Store Small Business
     Administration Loan Backed
     Securities, Series 97-1, Class A
     7.25%**                        01/15/25        606              608,397
     7.40%**                        04/15/28      2,615            2,611,067
   The Money Store Small Business
     Administration Loan Backed
     Securities, Series 97-1, Class B
     7.73%**                        01/15/25      1,514            1,513,390



                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
ASSET BACKED SECURITIES (CONTINUED)
   Toyota Auto Receivables Owner Trust,
     Series 99-A, Class A3
     6.15%                          08/16/04     $8,071         $  8,016,773
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                          02/15/06      3,181            3,158,575
                                                                ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $77,563,197)                                              77,324,497
                                                                ------------
CORPORATE BONDS -- 14.4%
FINANCE -- 6.8%
   Donaldson, Lufkin and Jenrette, Inc.
     5.87%                          04/01/02      3,050            2,999,851
   Firstar Corp.
     6.50%                          07/15/02      2,760            2,738,919
   Ford Motor Credit Co.
     6.70%                          07/16/04      3,190            3,127,539
   Lehman Brothers Holdings, Inc.
     Global Notes
     6.62%                          04/01/04      1,000              980,857
   Morgan Stanley, Dean Witter & Co.
     7.13%                          01/15/03      2,165            2,178,891
   Osprey Trust
     8.31%                          01/15/03      1,900            1,924,046
   Popular North America, Inc.
     6.87%                          06/15/01      2,650            2,641,932
                                                                ------------
                                                                  16,592,035
                                                                ------------
INDUSTRIAL -- 3.3%
   International Paper Co.,
     Series 144A
     8.00%                          07/08/03      2,800            2,857,271
   Nabisco, Inc.
     6.00%                          02/15/11      1,720            1,704,170
   US West Capital Funding, Inc.
     6.87%                          08/15/01      3,435            3,432,235
                                                                ------------
                                                                   7,993,676
                                                                ------------
INSURANCE -- 0.7%
   Metropolitan Life Insurance Co.
     6.30%                          11/01/03      1,720            1,681,487
                                                                ------------
PIPELINES -- 1.0%
   El Paso Energy Corp.
     6.63%                          07/15/01      2,440            2,423,137
                                                                ------------
TELECOMMUNICATIONS -- 1.0%
   AT&T Corp.
     5.62%                          03/15/04      1,325            1,267,086
   Clear Channel Communications
     6.50%                          07/07/05      1,500            1,326,749
                                                                ------------
                                                                   2,593,835
                                                                ------------
UTILITY -- 1.3%
   Avon Energy Partners Holdings
     6.73%                          12/11/02        690              675,959
   Limestone Electron Trust,
     Sr. Notes, Series 144A
     8.62%                          03/15/03      1,500            1,527,278
   TECO Energy, Inc.
     7.00%                          10/01/02      1,050            1,039,500
                                                                ------------
                                                                   3,242,737
                                                                ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                              Par/Shares
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
CORPORATE BONDS (CONTINUED)
YANKEE -- 0.3%
   Banco Internacional S.A.
     6.03%                          01/16/01     $  655         $    654,719
   Nordbanken
     7.31%**                        10/25/01        150              150,135
                                                                ------------
                                                                     804,854
                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $35,359,294)                                              35,331,761
                                                                ------------
FOREIGN BONDS -- 1.8%
   Nykredit Corp.
     8.00%                          10/01/32     22,260            2,630,365
   Unikredit Realkredit
     8.00%                          10/01/32     14,000            1,654,318
                                                                ------------
TOTAL FOREIGN BONDS
  (Cost $4,384,551)                                                4,284,683
                                                                ------------
TAXABLE MUNICIPAL BONDS -- 0.2%
   Philadelphia Authority Industrial
     Development Tax Claim Collection
     Revenue Bond, Series 97A
     6.49%
     (Cost $528,926)                06/15/04        529              486,692
                                                                ------------
SHORT TERM INVESTMENTS -- 3.8%
   Federal Home Loan Bank
     Discount Notes
     6.28%                          10/02/00      7,100            7,098,761
   Galileo Money Market Fund                      2,232            2,232,380
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $9,331,141)                                                9,331,141
                                                                ------------
REPURCHASE AGREEMENTS -- 2.6 %
   Barclays Capital
     (Agreement dated 09/18/00 to be
     repurchased at $2,711,231.
     Collateralized by $2,500,000 U.S.
     Treasury Notes (CPI) 3.63% due 07/15/02.
     The value of the collateral is
     $2,709,685.)
     6.35%                          10/05/00      2,703            2,703,125
   Barclays Capital
     (Agreement dated 09/29/00 to be
     repurchased at $805,141.
     Collateralized by $780,000 U.S. Treasury
     Notes 6.63% due 05/31/02. The value of
     the collateral is $804,241.)
     6.00%                          10/12/00***     803              803,400
   Greenwich Capital Markets
     (Agreement dated 09/28/00 to be
     repurchased at $2,784,350.
     Collateralized by $2,775,000 U.S.
     Treasury Notes 5.75% due 08/15/03. The
     value of the collateral is $2,780,367.)
     6.35%                          10/10/00***   2,778            2,778,469
                                                                ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $6,284,994)                                                6,284,994
                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $336,187,939*)                            137.0%         335,440,410
                                                                ------------


                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
REVERSE REPURCHASE AGREEMENTS -- (34.8 %)
   Barclays Capital
     (Agreement dated 09/27/00 to be
     repurchased at $206,262.
     Collaterized by $200,000 U.S. Treasury
     Notes 6.38% due 04/30/02. The value of
     the collateral is $206,327.)
     6.55%                          10/04/00     $  206         $   (206,150)
   Barclays Capital
     (Agreement dated 09/05/00 to be
     repurchased at $2,711,483.
     Collaterized by $2,500,000 U.S. Treasury
     Notes (CPI) 3.63% due 07/15/02. The value
     of the collateral is $2,707,637.)
     6.50%                          10/05/00      2,697           (2,709,535)
   Barclays Capital
     (Agreement dated 09/18/00 to be
     repurchased at $16,620,737.
     Collaterized by $16,385,000 U.S. Treasury
     Notes 5.88-6.50% due 11/30/01 to
     02/28/02. The value of the collateral is
     $16,599,881.)
     6.45%                          10/10/00     16,555          (16,594,744)
   Barclays Capital
     (Agreement dated 09/18/00 to be
     repurchased at $4,891,212.
     Collaterized by $4,650,000 U.S. Treasury
     Notes (CPI) 3.63% due 01/15/08. The value
     of the collateral is $4,890,085.)
     6.45%                          10/18/00      4,865           (4,876,394)
   Greenwich Capital Markets
     (Agreement dated 09/28/00 to be
     repurchased at $3,516,114.
     Collaterized by $3,490,000 U.S. Treasury
     Notes 6.13% due 08/31/02. The value of
     the collateral is $3,515,281.)
     6.30%                          10/05/00      3,512           (3,513,656)
   Greenwich Capital Markets
     (Agreement dated 09/28/00 to be
     repurchased at $1,894,828.
     Collaterized by $1,835,000 U.S. Treasury
     Notes 6.63% due 05/31/02. The value of
     the collateral is $1,892,027.)
     6.50%                          10/12/00      1,890           (1,891,074)
   Greenwich Capital Markets
     (Agreement dated 09/28/00 to be
     repurchased at $3,974,212.
     Collaterized by $3,920,000 U.S. Treasury
     Notes 6.50% due 02/28/02. The value of
     the collateral is $3,975,647.)
     6.50%                          10/19/00      3,959           (3,961,344)
   Lehman Brothers
     (Agreement dated 09/19/00 to be
     repurchased at $2,329,228.
     Collateralized by $2,300,000 U.S.
     Treasury Notes 6.50% due 2/28/02. The
     value of the collateral is $2,332,650.)
     6.42%                          10/11/00      2,320           (2,325,090)
   Lehman Brothers
     (Agreement dated 09/13/00 to be
     repurchased at $14,425,669.
     Collateralized by $10,059,106 Federal
     National Mortgage Association 5.50-7.00%
     due 10/01/05 to 07/01/09 and $4,990,437
     Government National Mortgage Association
     7.50-8.25% due 09/15/08 to 04/15/13. The
     value of the collateral is $15,034,841.)
     6.58%                          10/13/00     14,347          (14,394,202)

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONCLUDED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
   Paribas Capital Markets
     (Agreement dated 09/20/00 to be
     repurchased at $515,131.
     Collateralized by $500,000 U.S. Treasury
     Notes 6.38% due 04/30/02. The value of
     the collateral is $515,817.)
     6.45%                          10/05/00     $  514         $   (514,763)
   Salomon Smith Barney
     (Agreement dated 09/26/00 to be
     repurchased at $4,024,925.
     Collateralized by $4,000,000 U.S.
     Treasury Notes 6.13% due 08/31/02. The
     value of the collateral is $4,028,976.)
     6.30%                          10/03/00      4,020           (4,022,814)
   Salomon Smith Barney
     (Agreement dated 09/06/00 to be
     repurchased at $8,582,806.
     Collateralized by $4,999,994 Federal
     National Mortgage Association 8.14% due
     02/01/24 and $3,609,441 Federal Home Loan
     Mortgage Corp. 7.21% due 10/01/22. The
     value of the collateral is $8,852,735.)
     6.58%                          10/06/00      8,536           (8,575,005)
   Salomon Smith Barney
     (Agreement dated 09/18/00 to be
     repurchased at $2,182,757.
     Collateralized by $2,150,000 U.S.
     Treasury Notes 6.25% due 07/31/02. The
     value of the collateral is $2,181,067.)
     6.45%                          10/10/00      2,174           (2,179,252)
   Salomon Smith Barney
     (Agreement dated 9/18/00 to be
     repurchased at $2,782,456. Collateralized
     by $2,775,000 U.S. Treasury Notes
     5.75% due 08/15/03. The value of
     the collateral is $2,781,227.)
     6.45%                          10/10/00      2,772           (2,777,986)
   Salomon Smith Barney
     (Agreement dated 09/26/00 to be
     repurchased at $5,313,448.
     Collateralized by $5,200,000 U.S.
     Treasury Notes 6.38% due 06/30/02. The
     value of the collateral is $5,312,305.)
     6.38%                          10/13/00      5,298           (5,302,191)
   Salomon Smith Barney
     (Agreement dated 09/13/00 to be
     repurchased at $1,258,876. Collateralized
     by $1,301,618 Federal Home
     Loan Mortgage Corp. Gold
     7.00% due 09/01/11. The value of
     the collateral is $1,304,176.)
     6.59%                          10/13/00      1,252           (1,256,126)
   Salomon Smith Barney
     (Agreement dated 09/22/00 to be
     repurchased at $1,032,651.
     Collateralized by $1,000,000 U.S.
     Treasury Notes 6.38% due 04/30/02. The
     value of the collateral is $1,031,635.)
     6.50%                          10/13/00      1,029           (1,030,422)
   Salomon Smith Barney
     (Agreement dated 09/21/00 to be
     repurchased at $9,053,125.
     Collateralized by $9,035,000 U.S.
     Treasury Notes 5.50% due 08/31/01. The
     value of the collateral is $9,016,331.)
     6.50%                          10/23/00      9,001           (9,017,371)
                                                                ------------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $84,946,444)                                             (85,148,119)


                                                                   Value
                                                                ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS                                    (2.2%)        $ (5,400,247)
                                                 ------         ------------
  NET ASSETS (Applicable to 8,851,134
    BlackRock shares, 12,913,478
    Institutional shares, 2,010,569 Service
    shares, 255,838 Investor A shares,
    829,231 Investor B shares and 82,128
    Investor C shares outstanding)               100.0%         $244,892,044
                                                 ======         ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BLACKROCK SHARE
  ($86,867,911 / 8,851,134)                                           $ 9.81
                                                                      ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($149,075,157 / 15,179,885)                                         $ 9.82
                                                                      ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                   $ 9.82
                                                                      ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.82 / 0.970)                                                     $10.12
                                                                      ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($8,142,465 / 829,231 )                                             $ 9.82
                                                                      ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($806,511 / 82,128)                                                 $ 9.82
                                                                      ======
--------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

        Gross unrealized appreciation                               $   929,038
        Gross unrealized depreciation                                (1,676,567)
                                                                    -----------
                                                                    $  (747,529)
                                                                    ===========

**  Rates shown are the rates as of September 30, 2000.

*** Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.

+ Securities with a market value of $86,178,645 have been pledged as collateral for reverse repurchase agreements.

++ Securities pledged as collateral with a value of $884,012 on 341 short U.S. Treasury Notes futures contracts and 173 long U.S. Treasury Notes futures contracts expiring December 2000. The value of such contracts on September 30, 2000 was $68,871,141, thereby resulting in an unrealized gain of $79,433.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 42.3%
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                          08/01/16     $4,429         $  4,423,405
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                          10/01/16      4,034            4,018,124
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                          10/01/18      4,645            4,170,626
   Small Business Investment Cos.
     Pass-Through, Series
     96-P10A, Class 1
     6.67%                          02/10/06      3,814            3,718,878
   U.S. Treasury Bonds
     12.75%+                        11/15/10     11,925           15,372,064
     14.00%+                        11/15/11     12,640           17,676,244
     9.25%                          02/15/16      2,050            2,686,140
   U.S. Treasury Notes
     5.50%+                         08/31/01     24,600           24,430,875
     6.50%                       02/02-02/10     14,850           14,948,382
     6.12%                       08/02-08/07     16,800           16,876,815
     5.75%+                      08/03-08/10     30,510           30,370,312
     5.87%+                         11/15/04     28,580           28,562,625
     6.75%+                         05/15/05      7,495            7,766,694
   U.S. Treasury Notes (CPI)
     3.62%                          01/15/08      7,900            8,247,587
     3.87%                          01/15/09      1,700            1,774,611
                                                                ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $186,648,939)                                            185,043,382
                                                                ------------
MORTGAGE PASS-THROUGHS -- 32.8%
   Federal Home Loan Mortgage
     Corp.
     9.00%                          06/01/01          0                  179
     7.00%                          05/01/02         48               47,837
     8.00%                       11/08-06/17      1,728            1,771,559
     6.50%                          03/01/11      3,945            3,892,122
     6.00%                          05/15/16        846              837,442
     8.27%**                        12/01/26      2,478            2,525,750
   Federal Home Loan Mortgage
     Corp. Gold
     6.50%                          04/01/08      2,429            2,402,892
     7.00%                          09/01/11      4,122            4,105,044
     9.00%                          04/01/25      2,990            3,092,924
   Federal National Mortgage
     Association
     8.14%**                        10/01/00      6,507            6,682,264
     6.20%                          02/26/01        783              778,063
     6.72%                          02/26/01      4,602            4,577,968
     8.50%                       06/03-10/28      9,830           10,036,754
     6.50%                       08/03-05/15     31,079           30,476,691
     6.12%                          11/25/03        423              413,028
     6.00%                       11/03-02/29     10,265            9,842,208
     6.09%                          10/01/08      7,215            6,811,659
     6.04%                          02/25/09      4,500            4,180,185
     7.00%                       03/09-03/13     15,666           15,610,536
     7.26%                          01/25/11      6,205            6,235,771
     5.50%                       01/14-03/14      3,370            3,178,039
     7.57%                          11/01/18      2,438            2,415,234


                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage
     Association 10 Year Balloon
     6.00%                          02/01/04     $2,371         $  2,310,527
   Federal National Mortgage
     Association Multi-Family
     7.71%                          12/01/18      4,157            4,240,536
   Government National Mortgage
     Association
     7.25%                          04/15/06      4,781            4,758,154
     8.25%                       11/08-02/09      3,524            3,610,058
     7.00%                       10/09-12/27      8,397            8,342,723
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%***                      06/15/21     12,630              371,020
   MLCC Mortgage Investors, Inc.,
     Series 95-C3, Class A1
     6.77%**                        10/02/00        138              137,256
                                                                ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $145,116,827)                                            143,684,423
                                                                ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 1.1%
   Federal Home Loan Mortgage Corp.,
     Series 1361, Class I
     6.00%                          09/15/07      1,130            1,093,884
   Federal National Mortgage
     Association Grantor Trust,
     Series 96-T6, Class A
     6.33%                          10/25/00      3,586            3,569,292
                                                                ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $4,640,227)                                                4,663,176
                                                                ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 5.7%
   Credit Suisse First Boston
     Mortgage Securities Corp.,
     Series 00-1, Class 4A
     6.63%                          03/15/15      2,878            2,759,672
   General Motors Acceptance Corp.
     Commercial Mortgage
     Securities, Inc.,
     Series 97-C1, Class X (IO)
     8.26%***                       07/15/27     17,488            1,271,876
   General Motors Acceptance Corp.
     Commercial Mortgage
     Securities, Inc.,
     Series 97-C2, Class A3
     6.56%                          11/15/07      2,850            2,750,819
   Morgan Stanley Capital
     International, Inc.,
     Series 97-HF1, Class A1
     6.86%                          07/15/29      3,129            3,118,272
   Residential Funding Mortgage
     Securities I, Inc.,
     Series 98-S1, Class A1
     6.50%                          01/25/13      3,916            3,803,505
   Salomon Brothers Mortgage
     Securities VII,
     Series 00-NL1, Class A1
     6.60%                          10/01/30      3,631            3,564,819

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Structured Asset Mortgage
     Investments, Inc.,
     Series 98-9, Class 2A2
     6.13%                          11/25/13     $4,621         $  4,416,117
   Summit Mortgage Trust,
     Series 00-1, Class B1
     6.14%                          12/28/12      2,757            2,621,164
   Union Planters Mortgage
     Finance Corp.,
     Series 98-1, Class A1
     6.35%                          01/25/28        719              712,827
                                                                ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $24,945,172)                                              25,019,071
                                                                ------------
PROJECT LOANS -- 2.9%
   Federal Housing Authority,
     Merrill Lynch,
     Series 29, Class 1A1
     7.43%                          06/01/22      7,859            7,688,213
   Federal Housing Authority,
     USGI, Series 56
     7.46%                          01/01/23      5,087            4,928,825
                                                                ------------
TOTAL PROJECT LOANS
  (Cost $13,239,452)                                              12,617,038
                                                                ------------
ASSET BACKED SECURITIES -- 13.9%
   ACLC Business Loan
     Receivables Trust,
     Series 98-1, Class A1
     6.44%                          09/15/19      7,909            7,593,014
   Boston Edison Co.,
     Series 99-1, Class A4
     6.91%                          09/15/09      4,475            4,470,677
   Chevy Chase Auto
     Receivables Trust,
     Series 97-3, Class A
     6.20%                          03/20/04        958              952,750
   Citibank Credit Card
     Master Trust I,
     Series 97-6, Class A (PO)
     7.61%***++                     08/15/06        400              307,207
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                          12/15/19      3,709            3,541,746
   Green Tree Financial Corp.,
     Series 97-5, Class A7
     7.13%                          05/15/29      3,501            3,163,274
   Green Tree Financial Corp.,
     Series 99-5, Class A3
     6.97%++                        04/01/31      3,100            3,079,172
   Huntington Auto Trust,
     Series 00-A, Class A4
     7.42%                          07/15/05      8,200            8,310,187
   MBNA Master Credit Card Trust,
     Series 00-H, Class A
     6.87%**                        01/15/13      4,400            4,402,063
   Mellon Auto Grantor Trust,
     Series 00-1, Class A
     7.18%                          10/15/06      4,923            4,949,193
   Nissan Auto Lease Trust,
     Series 00-A, Class A3
     7.80%                          05/20/03      4,600            4,655,344


                                               Par/Shares
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
ASSET BACKED SECURITIES (CONTINUED)
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     6.60%**                        09/15/23     $1,611         $  1,599,358
   Provident Auto Lease Trust,
     Series 99-1, Class A2
     7.03%                          11/14/05      3,000            2,992,500
   Saxon Asset Securities Trust,
     Series 00-2, Class AF3
     8.05%                          06/25/15      3,725            3,714,523
   SWB Loan Backed Certificates,
     Series 99-1, Class A
     7.38%                          05/15/25      1,928            1,850,613
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     7.17%**                        07/15/25      2,888            2,888,377
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                          02/15/06      2,266            2,249,944
                                                                ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $61,407,090)                                              60,719,942
                                                                ------------
TAXABLE MUNICIPAL BONDS -- 1.3%
   New Jersey Economic Development
     Authority Pension Funding Zero
     Coupon Revenue Bond,
     Series 97, Class B
     6.62%***                       02/15/02      1,527            1,397,205
   Stanislaus County, California
     Taxable Pension Obligation
     Refunding Revenue Bond,
     Series 95
     7.15%                          08/15/13      4,445            4,389,438
                                                                ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $5,841,627)                                                5,786,643
                                                                ------------
SHORT TERM INVESTMENTS -- 0.0%
   Galileo Money Market Fund
   (Cost $247,699)                                  248              247,699
                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $442,087,033*)                          100.0%         $437,781,374
                                                                ============
REVERSE REPURCHASE AGREEMENTS -- (13.1%)
   Barclays Capital
     (Agreement dated 09/29/00 to be
     repurchased at $602,571.
     Collateralized by $600,000 U.S. Treasury
     Notes 5.75% due 08/15/10. The value of
     the collateral is $606,267.)
     6.40%                          10/02/00        602             (602,464)
   Barclays Capital
     (Agreement dated 09/21/00 to be
     repurchased at $5,803,030.
     Collaterized by $4,000,000 U.S. Treasury
     Bonds 14.00% due 11/15/11. The value of
     the collateral is $5,806,791.)
     6.44%                          10/23/00      5,770           (5,780,322)

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)             Value
                                   ---------    -------        -------------

REVERSE REPURCHASE AGREEMENTS (CONTINUED)
   Greenwich Capital Markets
     (Agreement dated 09/28/00 to be
     repurchased at $4,362,730.
     Collaterized by $3,000,000 U.S. Treasury
     Bonds 14.00% due 11/15/11. The value of
     the collateral is $4,355,094.)
     6.50%                          10/19/00     $4,346        $  (4,348,604)
   Lehman Brothers
     (Agreement dated 09/19/00 to be
     repurchased at $6,136,313.
     Collateralized by $6,000,000 U.S.
     Treasury Notes 5.88% due 11/15/04. The
     value of the collateral is $6,130,352.)
     6.38%                          10/11/00      6,113           (6,125,489)
   Salomon Smith Barney
     (Agreement dated 09/19/00 to be
     repurchased at $5,306,469.
     Collateralized by $5,000,000 U.S.
     Treasury Notes 6.75% due 05/15/05. The
     value of the collateral is $5,310,054.)
     6.15%                          10/10/00      5,288           (5,298,340)
   Salomon Smith Barney
     (Agreement dated 09/18/00 to be
     repurchased at $10,641,782.
     Collateralized by $8,000,000 U.S.
     Treasury Notes 12.75% due 11/15/10.
     The value of the collateral is
     $10,700,539.)
     6.45%                          10/10/00     10,600          (10,624,689)
   Salomon Smith Barney
     (Agreement dated 09/11/00 to be
     repurchased at $24,576,630.
     Collateralized by $24,600,000 U.S.
     Treasury Notes 5.50% due 08/31/01. The
     value of the collateral is
     $24,549,170.)
     6.40%                          10/11/00     24,446          (24,533,170)
                                                               -------------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $57,164,750)                                           $ (57,313,078)
                                                               =============
--------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

        Gross unrealized appreciation                               $ 1,604,766
        Gross unrealized depreciation                                (5,910,425)
                                                                    -----------
                                                                    $(4,305,659)
                                                                    ===========

**  Rates shown are the rates as of September 30, 2000.

*** Rates shown are the effective yields as of September 30, 2000.

+ Securities with a market value of $57,458,267 have been pledged as collateral for reverse repurchase agreements.

++ Securities pledged as collateral with a value of $396,500 on 37 short U.S. Treasury Bonds futures contracts, 330 short U.S. Treasury Notes futures contracts and 15 long U.S. Treasury Notes futures contracts expiring
    December 2000. The value of such contracts on September 30, 2000 was $39,740,203, thereby resulting in an unrealized gain of $12,085.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $442,087,033) ...............      $437,781,374
   Collateral received for securities loaned ..............        49,906,738
   Interest receivable ....................................         4,509,959
   Interest receivable on interest rate swaps .............             3,492
   Principal receivable ...................................           128,757
   Investments sold receivable ............................         2,443,104
   Capital shares sold receivable .........................         2,341,796
   Prepaid expenses .......................................             4,273
   Unrealized appreciation on interest rate swaps .........            77,998
                                                                 ------------
          TOTAL ASSETS ....................................       497,197,491
                                                                 ------------
LIABILITIES
   Payable upon return of securities loaned ...............        49,906,738
   Reverse repurchase agreements payable ..................        57,313,078
   Investments purchased payable ..........................        25,707,665
   Capital shares redeemed payable ........................            91,186
   Distributions payable ..................................         1,771,160
   Advisory fees payable ..................................            80,511
   Administrative fees payable ............................            68,331
   Transfer agent fees payable ............................            12,266
   Other accrued expenses payable .........................            46,095
   Futures margin payable .................................            36,656
   Unrealized depreciation on interest rate swaps .........            70,620
                                                                 ------------
          TOTAL LIABILITIES ...............................       135,104,306
                                                                 ------------

NET  ASSETS (Applicable to 32,858,228 Institutional
   shares, 2,556,482 Service shares, 934,292
   Investor A shares, 141,048 Investor B shares
   and 60,361 Investor C shares outstanding) ..............      $362,093,185
                                                                 ============
NET ASSET VALUE AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND INVESTOR A SHARE
   ($360,097,864 / 36,349,002) ............................            $ 9.91
                                                                       ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE ........            $ 9.91
                                                                       ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($9.91 / 0.960)            $10.32
                                                                       ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($1,397,418 / 141,048) ............            $ 9.91
                                                                       ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($597,903 / 60,361) ...............            $ 9.91
                                                                       ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                           INTERMEDIATE BOND PORTFOLIO

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 16.2%
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                          08/01/12    $ 2,969         $  2,980,920
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                          08/01/16      5,051            5,044,233
   Small Business Investment Cos.
     Pass-Through,
     Series 96-P10A, Class 1
     6.67%                          02/10/06      2,843            2,771,835
   Small Business Investment Cos.
     Pass-Through,
     Series 97-P10D, Class 1
     6.51%                          11/01/07        714              687,375
   Small Business Investment Cos.
     Pass-Through,
     Series 98-10A, Class 1
     6.12%                          02/01/08        791              744,963
   U.S. Treasury Bonds
     6.12%                          08/31/02      2,000            2,003,964
     12.75%+                        11/15/10      9,400           12,117,183
     14.00%                         11/15/11        335              468,476
     12.50%                         08/15/14        635              909,637
     9.25%+                         02/15/16      8,700           11,399,714
   U.S. Treasury Notes
     6.50%                          02/28/02     15,000           15,075,000
     6.62%                          05/31/02        890              897,787
     6.25%                          07/31/02      3,425            3,437,844
     6.12%+                         08/15/07     18,200           18,399,072
     5.75%+                         08/15/10     32,700           32,577,375
   U.S. Treasury Notes (CPI)
     3.62%+                         01/15/08     14,000           14,615,977
     3.87%+                         01/15/09      3,400            3,549,222
                                                                ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $127,769,296)                                            127,680,577
                                                                ------------
MORTGAGE PASS-THROUGHS -- 21.1%
   Federal Home Loan
     Mortgage Corp.
     9.00%                       12/01-12/16         39               40,065
     9.50%                          01/01/05         39               39,361
     8.50%                          07/01/06         12               12,078
     7.25%                          12/01/06        263              260,861
     7.50%                          02/01/07          9                9,328
     8.00%                       07/08-09/18      3,940            3,999,252
     6.50%+                         03/01/11      4,637            4,574,246
     6.00%+                         04/01/11      2,566            2,474,153
     8.25%                          11/01/15        839              849,355
     7.86%**                        12/01/23      6,460            6,551,054
   Federal Home Loan Mortgage
     Corp. 30 Year Balloon
     6.96%**                        07/01/27        150              150,804
   Federal Home Loan Mortgage
     Corp. Gold
     6.50%                       04/08-07/29      3,653            3,599,949
     7.00%+                      01/09-09/11      7,659            7,628,122
     6.00%                       04/11-05/14      1,200            1,157,226


                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage
     Association
     6.20%                          02/26/01    $ 4,818         $  4,785,085
     6.50%                       05/03-02/30     10,076            9,829,237
     6.00%                       01/04-05/29     23,034           22,180,618
     9.50%                          03/01/05          5                5,110
     7.00%                       10/07-05/11     18,844           18,789,621
     8.00%+                      03/08-11/13      5,103            5,159,108
     7.50%                       07/08-10/14      2,924            2,934,591
     5.50%+                      02/09-03/14      8,487            8,049,883
     6.04%                          02/25/09      5,600            5,202,008
     8.50%                       08/09-10/28     14,653           14,968,290
     7.26%                          01/25/11      3,250            3,266,187
     6.55%**                        01/25/22      3,683            3,283,217
     7.80%**                        02/01/24     11,840           12,158,009
   Federal National Mortgage
     Association 10 Year Balloon
     6.00%                          02/01/04      1,819            1,772,805
   Government National Mortgage
     Association
     7.25%                          04/15/06        853              849,228
     8.25%                       08/08-02/09      5,050            5,102,540
     7.00%                       10/09-10/23     13,241           13,166,929
     9.50%                       05/16-02/17      7,204              212,088
     8.50%                       02/17-03/17      1,269            1,305,563
   MLCC Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.51%**                        05/25/15      2,022            2,017,481
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%***                      06/15/21     20,311              596,630
                                                                ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $167,007,929)                                            166,980,082
                                                                ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 2.2%
   Federal Home Loan Mortgage Corp.,
     Series 1361, Class I
     6.00%                          09/15/07      2,098            2,031,499
   Federal Home Loan Mortgage Corp.,
     Series 96T-2, Class A
     7.00%                          01/25/21      2,763            2,715,818
   Federal National Mortgage
     Association Grantor Trust,
     Series 96-T6, Class A
     6.33%                          10/25/00      2,226            2,215,824
   Federal National Mortgage Association,
     Series 89-16, Class B (PO)
     6.20%***                       03/25/19        845              650,396
   Federal National Mortgage Association,
     Series 99-55, Class PA
     7.00%                          06/18/13      2,743            2,752,243
   Federal National Mortgage
     Association Strip Notes,
     Series 279, Class 1 (PO)
     6.00%***                       07/01/26        302              239,325
   Residential Asset Securitization Trust,
     Series 98-A4, Class 1A1
     6.75%                          05/25/28      6,773            6,698,724
                                                                ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $17,212,931)                                              17,303,829
                                                                ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 9.4%
   Asset Securitization Corp.,
     Series 97-D5, Class A1A
     6.50%                          02/14/41    $ 6,548         $  6,461,016
   Bayview Financial Acquisition Trust,
     Series 98-1, Class AI
     7.01%                          05/25/29      2,948            2,866,806
   Bosque Asset Corp.,
     Series 97-1, Class A1
     7.66%                          06/05/02        610              591,330
   Credit Suisse First Boston
     Mortgage Securities Corp.,
     Series 00-1, Class 4A
     6.63%                          03/15/15      5,912            5,668,638
   Credit Suisse First Boston
     Mortgage Securities Corp.,
     Series 95-WF1, Class A2
     6.65%                          12/21/27      1,763            1,752,512
   Deutsche Mortgage and Asset
     Receiving Corp.,
     Series 98-C1, Class A1
     6.22%                          09/15/07      2,481            2,421,188
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C1, Class X (IO)
     8.26%***                       07/15/27     26,177            1,903,869
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C2, Class A3
     6.57%                          11/15/07      4,325            4,174,488
   Housing Securities, Inc.,
     Series 93-G, Class G4A
     6.63%                          01/25/09      4,000            3,972,021
   Merit Securities Corp.,
     Series 98-11, Class 2A2
     6.92%**                        11/28/22      4,180            4,173,017
   Morgan Stanley Capital International, Inc.,
     Series 97-HF1, Class A1
     6.86%                          07/15/29      3,537            3,525,003
   Nationslink Funding Corp.,
     Series 99-SL, Class A6
     6.61%                          04/10/07      2,100            2,051,663
   NYC Mortgage Loan Trust,
     Series 96, Class A1
     6.75%                          06/25/06      3,451            3,403,107
   Residential Funding Mortgage
     Securities I, Inc.,
     Series 98-S1, Class A1
     6.50%                          01/25/13      6,811            6,614,791
   Salomon Brothers Mortgage
     Securities VII,
     Series 00-NL1, Class A1
     6.60%                          10/01/30      6,228            6,114,400
   Structured Asset Mortgage
     Investments, Inc.,
     Series 98-9, Class 2A2
     6.13%                          11/25/13      6,826            6,523,029
   Structured Asset Securities Corp.,
     Series 98-C2A, Class B
     6.94%**                        01/25/13      2,967            2,966,899
   Structured Asset Securities Corp.,
     Series 99-C3, Class A
     7.02%**                        11/20/01      2,402            2,404,020
   Summit Mortgage Trust,
     Series 00-1, Class B1
     6.14%                          12/28/12      5,515            5,243,323


                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A1
     6.35%                          01/25/28    $ 1,730         $  1,714,320
                                                                ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $74,617,653)                                              74,545,440
                                                                ------------
PROJECT LOANS -- 0.6%
   Federal Housing Authority, USGI,
     Series 56
     7.46%
     (Cost $5,070,771)              01/01/23      5,003            4,847,977
                                                                ------------

ASSET BACKED SECURITIES -- 15.3%
   ACLC Business Loan Receivables Trust,
     Series 98-1, Class A1
     6.44%                          09/15/19      3,663            3,516,764
   Amresco Securitized Net Interest
     Margin Trust, Series 96-1, Class A
     8.10%                          04/26/26        804              456,538
   Auto Leasing Investors, Series 97, Class A6
     6.18%                          08/12/05      3,975            3,864,445
   Boston Edison Co., Series 99-1, Class A4
     6.91%                          09/15/09      5,500            5,494,687
   Chevy Chase Auto Receivables Trust,
     Series 97-1, Class A
     6.50%                          10/15/03      1,642            1,639,966
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                          03/20/04        976              971,107
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                          12/15/19      6,305            6,020,968
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                          11/15/04      4,402            4,282,566
   General Motors Acceptance Corp.,
     Series 97
     7.43%                          02/21/21        951              930,331
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                          07/15/04        612              593,361
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                          10/15/27      3,294            3,307,072
   Green Tree Financial Corp.,
     Series 99-5, Class A3
     6.97%++                        04/01/31      5,265            5,229,626
   Huntington Auto Trust,
     Series 00-A, Class A4
     7.42%                          07/15/05      7,100            7,195,406
   IFC Small Business Administration
     Loan-Backed Adjustable Rate Certificates,
     Series 97-1, Class A
     7.00%**                        01/15/24      2,145            2,128,740
   MBNA Master Credit Card Trust,
     Series 00-H, Class A
     6.87%**                        01/15/13      8,100            8,103,797
   Mellon Auto Grantor Trust,
     Series 00-1, Class A
     7.18%                          10/15/06      8,473            8,517,710

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
ASSET BACKED SECURITIES (CONTINUED)
   Morgan Stanley Aircraft Finance,
     Series 00-2, Class A5
     7.20%**                        03/15/25    $ 2,002         $  2,004,472
   Nissan Auto Lease Trust,
     Series 00-A, Class A3
     7.80%                          05/20/03      7,500            7,590,234
   Nissan Auto Receivables
     Owner Trust,
     Series 99-A, Class A3
     6.47%                          09/15/03      2,500            2,488,672
   PBG Equipment Trust,
     Series 00-1A, Class A
     6.27%                          01/20/12      8,176            7,958,875
   Pegasus Aviation Lease Securitization,
     Series 00-1, Class A1
     7.24%**                        03/25/15      6,263            6,243,839
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     6.75%**                        04/01/21      2,155            2,154,540
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     6.60%**                        09/15/23      2,644            2,624,468
   Provident Auto Lease Trust,
     Series 99-1, Class A2
     7.03%                          11/14/05      4,575            4,563,562
   Puget Power Conservation
     Grantor Trust,
     Series 97-1, Class A
     6.23%                          07/11/02      1,209            1,204,947
   Ryder Vehicle Lease Trust,
     Series 98-A, Class A
     6.10%                          09/15/08        565              558,735
   Saxon Asset Securities Trust,
     Series 00-2, Class AF3
     8.05%                          06/25/15      6,800            6,780,875
   SWB Loan Backed Certificates,
     Series 99-1, Class A
     7.38%                          05/15/25      2,508            2,408,026
   The Money Store Small Business
     Administration Loan Trust,
     Series 96-1, Class A
     7.45%**                        07/15/21      1,860            1,857,565
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     7.17%**                        07/15/25      3,589            3,588,589
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                          02/15/06      6,276            6,230,613
                                                                ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $121,449,858)                                            120,511,096
                                                                ------------

CORPORATE BONDS -- 33.2%
ENTERTAINMENT -- 0.2%
   MGM Mirage
     8.50%                          09/15/10      1,550            1,550,899
                                                                ------------
FINANCE -- 15.1%
   AIG Sunamerica Co.
     7.60%                          06/15/05      4,300            4,417,094
   American General Financial Corp.
     8.12%                          08/15/09      2,250            2,321,343



                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Bank of America Corp.
     7.80%                          02/15/10    $ 3,250         $  3,350,496
   Bank One Corp.
     7.62%                          08/01/05      7,200            7,354,634
   Barclays Bank
     8.55%**                        06/15/01      2,950            2,974,751
   Bear Stearns Capital
     Trust Investments
     7.00%                          01/15/27      5,100            5,071,313
   Block Financial Corp.
     8.50%                          04/15/07      2,240            2,343,808
   Chrysler Financial Co.
     5.25%                          10/22/01      4,130            4,055,949
   Citicorp, Inc.
     6.37%                          11/15/08      1,710            1,615,240
   Crestar Financial Corp.
     8.25%                          07/15/02      3,200            3,269,782
   Dana Credit Corp.
     8.37%                          08/15/07      2,500            2,472,266
   Equitable Life Surplus
     6.95%                          12/01/05      1,750            1,715,752
   ERAC USA Finance Co.
     6.95%                          03/01/04      1,375            1,347,528
     8.25%                          05/01/05      2,380            2,425,024
   Firstar Corp.
     6.50%                          07/15/02      2,480            2,461,058
   Fleetboston Financial Corp.
     7.25%                          09/15/05      2,950            2,967,055
   Ford Motor Credit Co.
     6.70%                          07/16/04      7,960            7,803,642
     7.60%                          08/01/05      7,450            7,511,871
     7.37%                          10/28/09      2,900            2,843,102
   General Electric Capital Corp.
     7.37%                          01/19/10      2,000            2,051,184
   Goldman Sachs Group
     6.65%                          05/15/09      5,000            4,716,647
   Household Finance Corp.
     6.00%                          05/01/04      6,000            5,780,232
   J.P. Morgan & Co., Inc.
     8.10%**                        02/15/12      3,700            3,212,063
   KeyBank N.A.
     5.80%                          04/01/04      2,200            2,115,282
   Lehman Brothers Holdings, Inc.
     6.62%                          04/01/04      2,500            2,452,143
   Morgan Stanley, Dean
     Witter & Co.
     5.63%                          01/20/04      4,265            4,095,381
   Newcourt Credit Group
     7.13%                          12/17/03      5,035            5,041,546
   Osprey Trust
     8.31%                          01/15/03      4,450            4,450,000
   Popular North America, Inc.
     6.88%                          06/15/01      4,950            4,934,930
   Qwest Capital Funding
     7.75%                          08/15/06      5,330            5,416,613
   U.S. Bancorp
     6.00%                          05/15/04      3,000            2,893,329
     6.50%                          06/15/04      4,180            4,096,320
                                                                ------------
                                                                 119,577,378
                                                                ------------
INDUSTRIAL -- 5.6%
   Atlantic Richfield
     10.88%                         07/15/05      2,960            3,459,891
   Cox Enterprises, Inc.
     6.63%                          06/14/02      2,820            2,789,318

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   DaimlerChrysler North America Holdings
     6.90%                          09/01/04    $   620         $    617,675
   Federated Department Stores
     6.12%**                        03/01/01      3,230            3,183,889
   International Paper Co.,
     Series 144A
     8.00%                          07/08/03      6,850            6,990,110
   Litton Industries, Inc.
     6.05%                          04/15/03      4,100            4,002,162
   Lockheed Martin Corp.
     7.95%                          12/01/05        720              736,678
   Monsanto Co.
     5.75%                          12/01/05      4,125            3,933,881
   NRG Energy, Inc.
     8.25%                          09/15/10      3,000            2,988,885
   Shopping Center Associates
     6.75%                          01/15/04      2,250            2,172,151
   Tyco Intl. Group Corp., S.A.
     5.88%                          11/01/04      5,865            5,606,612
   Union Carbide Corp.
     6.75%                          04/01/03      2,100            2,089,206
   Williams Holdings of Delaware
     6.13%                          12/01/03      5,650            5,464,446
                                                                ------------
                                                                  44,034,904
                                                                ------------
INSURANCE -- 1.0%
   Allstate Corp.
     7.20%                          12/01/09      1,690            1,647,040
   Everest Reinsurance Holdings
     8.50%                          03/15/05      2,710            2,790,510
   Metropolitan Life Insurance Co.
     6.30%                          11/01/03      3,265            3,191,893
                                                                ------------
                                                                   7,629,443
                                                                ------------
PIPELINES -- 1.3%
   Conoco, Inc.
     5.90%                          04/15/04      2,650            2,567,270
   El Paso Energy Corp.
     6.63%                          07/15/01      4,720            4,687,380
     6.75%                          05/15/09      2,850            2,713,813
                                                                ------------
                                                                   9,968,463
                                                                ------------
TELECOMMUNICATIONS -- 2.7%
   AT&T Corp.
     5.62%                          03/15/04      3,775            3,609,999
   Cable and Wireless Optus Finance
     8.00%                          06/22/10      2,750            2,770,749
   Deutsche Telekom International Finance
     7.75%                          06/15/05      5,125            5,176,250
   Koninklijke KPN NV
     7.50%                          10/01/05      2,750            2,760,175
   Sprint Capital Corp.
     5.87%                          05/01/04      3,650            3,500,500
   Telefonica Europe BV
     7.35%                          09/15/05      3,950            3,950,000
                                                                ------------
                                                                  21,767,673
                                                                ------------
TRANSPORTATION -- 0.6%
   Burlington North Santa Fe Corp.
     7.87%                          04/15/07      4,500            4,635,074
                                                                ------------



                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
CORPORATE BONDS (CONTINUED)
UTILITY -- 2.3%
   Calpine Corp.
     8.25%                          08/15/05    $ 1,860         $  1,862,325
   Carolina Power & Light
     7.50%                          04/01/05      2,850            2,892,750
   Dominion Resoures, Inc.
     8.12%                          06/15/10      2,075            2,148,123
   Limestone Electron Trust,
     Sr. Notes, Series 144A
     8.62%                          03/15/03      3,500            3,563,649
   National Rural Utilities
     5.00%                          10/01/02      4,620            4,484,495
   TXU Eastern Funding Co.
     6.15%                          05/15/02      3,810            3,725,058
                                                                ------------
                                                                  18,676,400
                                                                ------------
YANKEE -- 4.4%
   Asian Development Bank
     6.37%                          10/01/04      1,470            1,455,016
   Canada Mortgage & Housing
     7.20%                          02/01/05      4,775            4,832,625
   Den Danske Bank
     6.38%**                        06/15/08      5,600            5,349,568
   Japan Bank for International
     Cooperation
     7.12%                          06/20/05      1,970            1,977,388
   Nordbanken
     7.31%**                        10/25/01      4,950            4,954,455
   Swedbank
     7.50%**                        09/29/49      2,200            1,991,000
   United Mexican States
     8.50%                          02/01/06      4,400            4,380,200
     10.37%                         02/17/09      4,850            5,288,925
   Yorkshire Power Finance
     6.15%                          02/25/03      5,100            4,905,639
                                                                ------------
                                                                  35,134,816
                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $263,536,461)                                            262,975,050
                                                                ------------
TAXABLE MUNICIPAL BONDS -- 1.8%
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond,
     Series 97-B
     6.94%***                       02/15/05      2,900            2,156,005
   New York State Power Authority and
     General Purpose Revenue Bond,
     Series 98-B
     6.11%**                        11/15/00      5,600            5,532,800
   Philadelphia Authority Industrial
     Development Tax Claim
     Collection Revenue Bond,
     Series 97-A
     6.48%                          06/15/04      6,745            6,205,319
                                                                ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $14,498,310)                                              13,894,124
                                                                ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

                                                Par/Shares
                                    Maturity       (000)            Value
                                    --------     ---------      ------------
SHORT TERM INVESTMENTS -- 0.2%
   Federal Home Loan Bank
     Discount Notes
     6.28%                          10/02/00    $   900         $    899,843
   Galileo Money Market Fund                        276              275,834
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,175,677)                                                1,175,677
                                                                ------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $792,288,886*)                                         $789,913,852
                                                                ============



------------------------
* Cost for Federal income tax purposes is $792,745,582. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

        Gross unrealized appreciation                               $ 4,665,082
        Gross unrealized depreciation                                (7,496,812)
                                                                    -----------
                                                                    $(2,831,730)
                                                                    ===========

**  Rates shown are the rates as of September 30, 2000.

*** Rates shown are the effective yields as of September 30, 2000.

+ Securities with a market value of $62,669,397 have been pledged as collateral for reverse repurchase agreements.

++ Securities pledged as collateral with a value of $594,750 on 68 long U.S. Treasury Notes futures contracts, 35 short U.S. Treasury Bond futures contracts and 222 short U.S. Treasury Notes futures contracts expiring
    December 2000. The value of such contracts on September 30, 2000 was $38,557,375, thereby resulting in an unrealized loss of $7,037.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                           INTERMEDIATE BOND PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $792,288,886) ...............     $789,913,852
   Collateral received for securities loaned ..............        7,385,386
   Interest receivable ....................................        8,306,528
   Interest receivable on interest rate swaps .............            4,821
   Principal receivable ...................................           89,412
   Investments sold receivable ............................       42,395,909
   Capital shares sold receivable .........................          585,526
   Prepaid expenses .......................................           11,878
   Unrealized appreciation on interest rate swaps .........          144,826
                                                                ------------
          TOTAL ASSETS ....................................      848,838,138
                                                                ------------
LIABILITIES
   Payable upon return of securities loaned ...............        7,385,386
   Reverse repurchase agreements payable ..................       62,024,770
   Investments purchased payable ..........................       76,119,586
   Capital shares redeemed payable ........................           48,048
   Distributions payable ..................................        3,612,973
   Advisory fees payable ..................................          150,399
   Administrative fees payable ............................          112,572
   Transfer agent fees payable ............................            7,931
   Other accrued expenses payable .........................           86,534
   Futures margin payable .................................           23,094
   Unrealized depreciation on interest rate swaps .........          129,512
                                                                ------------
          TOTAL LIABILITIES ...............................      149,700,805
                                                                ------------
NET ASSETS (Applicable to 16,699,416 BlackRock shares,
   56,599,164 Institutional shares, 2,765,907 Service
   shares, 372,524 Investor A shares, 117,358 Investor B
   shares and 51,994 Investor C shares outstanding) .......     $699,137,333
                                                                ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   BLACKROCK, INSTITUTIONAL AND SERVICE SHARE
   ($694,192,983 / 76,064,487) ............................            $9.13
                                                                       =====
NET ASSET VALUE AND REDEMPTION PRICE PER
   INVESTOR A SHARE ($3,398,102 / 372,524) ................            $9.12
                                                                       =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.12 / 0.960) ........................................            $9.50
                                                                       =====
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($1,071,263 / 117,358) ............            $9.13
                                                                       =====
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($474,985 / 51,994) ...............            $9.14
                                                                       =====

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                               CORE BOND PORTFOLIO

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 22.8%
   Overseas Private Investment Co.
     5.92%                          12/16/06     $1,803         $  1,723,727
     6.38%                          12/16/06      1,674            1,621,744
     6.46%                          12/16/06        181              175,465
     6.53%                          12/16/06        437              425,162
     6.66%                          12/16/06        795              764,238
     6.87%                          12/16/06        865              840,520
     7.01%                          12/16/06        566              553,580
     7.42%                          12/16/06      1,287            1,285,980
     6.27%                       12/06-05/12      2,901            2,799,057
     5.46%                          05/29/12        320              293,107
     5.79%                          05/29/12        289              264,450
     5.88%                          05/29/12        382              356,414
     6.81%                          05/29/12        410              389,772
     6.84%                          05/29/12        533              522,301
     6.89%                          05/29/12      3,256            3,118,635
     6.91%                          05/29/12      1,093            1,048,646
     7.35%                          05/29/12        288              286,214
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                          08/01/12        178              178,855
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                          10/01/16      1,167            1,162,691
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                          02/01/17      2,810            2,782,266
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C, Class 1
     6.85%                          08/01/07      5,345            5,237,608
   Small Business Investment Cos.
     Pass-Through,
     Series 97-P10D, Class 1
     6.51%                          11/10/07        666              641,550
   Small Business Investment Cos.
     Pass-Through,
     Series 98-10A, Class 1
     6.12%                          02/01/08        736              693,450
   U.S. Treasury Bonds
     12.75%                         11/15/10      5,840            7,528,122
     12.00%                         08/15/13     12,000           16,357,500
     8.50%                          02/15/20     56,220           71,223,712
     6.12%                          08/15/29     12,495           12,764,430
     6.25%                          05/15/30      5,450            5,731,018
   U.S. Treasury Bonds (CPI)
     3.62%                          04/15/28     14,910           15,125,449
     3.87%+                         04/15/29     29,150           30,413,886
   U.S. Treasury Notes
     6.62%                          05/31/02      2,300            2,320,125
     6.12%+                         08/31/02     44,500           44,583,437
     6.75%                          05/15/05     23,000           23,833,750
     5.75%                          08/15/10     45,800           45,628,250
     6.87%                          08/15/25     13,780           15,170,926
   U.S. Treasury Notes (CPI)
     3.62%                          01/15/08      7,400            7,725,588
     3.87%                          01/15/09      7,100            7,411,611
     4.25%                          01/15/10      7,000            7,338,248
                                                                ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $339,435,150)                                            340,321,484
                                                                ------------



                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
MORTGAGE PASS-THROUGHS -- 34.8%
   Federal Home Loan Mortgage
     Corp. Gold
     7.50%                       09/05-05/30    $ 3,959         $  3,981,446
     5.50%                       03/11-01/14     31,690           29,957,296
     6.00%                       04/11-06/29     54,602           51,841,061
     8.00%                       11/15-05/30     12,964           13,162,662
     9.00%                          12/01/22     14,389           14,883,196
     7.00%                          03/01/25        481              472,438
     6.50%                       11/28-06/30     96,697           93,010,863
   Federal National Mortgage
     Association
     6.50%                       06/08-12/29     23,426           22,969,719
     5.50%                       02/09-12/14     80,991           76,475,615
     8.00%                       10/09-05/22         79               80,138
     6.00%                       02/13-05/29     83,754           80,124,662
     7.50%                          09/01/22        143              142,972
     7.00%                       02/24-10/25      3,600            3,530,640
     8.50%                          10/01/28     14,585           14,940,174
   Government National Mortgage
     Association
     8.50%                       01/10-04/17        147              150,829
     7.00%                       03/13-09/28     21,347           21,109,633
     6.00%                          11/15/14      7,866            7,610,180
     9.00%                          07/15/18         21               21,517
     7.50%                       05/23-06/27        354              354,883
     6.50%                       12/23-07/29     32,341           31,188,799
     8.00%                       06/25-08/30     27,363           27,876,175
   Government National Mortgage
     Association II
     6.00%**                        01/20/30      9,784            9,666,226
     6.50%**                        05/20/30     11,304           11,240,411
   MLCC Mortgage Investors, Inc.,
     Series 95-C3, Class A1
     6.77%**                        10/01/00         94               93,334
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%***                      06/15/21     32,792              963,252
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                          04/25/28      3,000            3,018,717
                                                                ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $519,563,257)                                            518,866,838
                                                                ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.6%
   Federal Home Loan Mortgage Corp.,
     Series 1361, Class I
     6.00%                          09/15/07      3,874            3,750,461
   Federal National Mortgage
     Association Strip Notes,
     Series 279, Class 1 (PO)
     6.00%***                       07/01/26        189              150,068
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%***                       04/25/21        734              634,153
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     4.00%***                       12/25/23        795              314,522
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     5.00%***                       04/25/24      1,585              669,167
   Federal National Mortgage Association,
     Series 99-51, Class L (PO)
     5.60%***                       10/25/29        750              333,780

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                              SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                          07/25/27    $    84         $     84,005
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (IO)
     7.00%***                       02/17/17      1,284              333,820
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (PO)
     7.00%***                       02/17/17      1,340            1,041,319
   Salomon Brothers Mortgage Securities
     VI, Series 87-2 (IO)
     6.00%***                       03/06/17        882              225,921
   Salomon Brothers Mortgage Securities
     VI, Series 87-2 (PO)
     6.00%***                       03/06/17        882              684,514
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class A (PO)
     12.50%***                      10/23/17        372              299,200
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class B (IO)
     5.00%***                       10/23/17        281               67,601
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     5.05%***                       02/25/28     16,716              929,902
                                                                ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $10,387,402)                                               9,518,433
                                                                ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 5.8%
   Allied Capital Commercial
     Mortgage Trust,
     Series 98-1, Class A
     6.31%                          09/25/03        954              943,829
   Chase Commercial Mortgage
     Securities Corp.,
     Series 97-1, Class X (IO)
     8.69%***                       04/19/15     46,459            2,892,828
   Credit Suisse First Boston
     Mortgage Securities Corp.,
     Series 00-1, Class 4A
     6.63%                          03/15/15      9,794            9,391,933
   Credit Suisse First Boston
     Mortgage Securities Corp.,
     Series 97-C1, Class AX (IO)
     8.60%***                       04/20/22     60,773            4,801,951
   Credit Suisse First Boston
     Mortgage Securities Corp.,
     Series 97-C2, Class AX (IO)
     8.32%***                       11/17/22     19,191            1,106,739
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 95-CF2, Class A1A
     6.65%                          12/17/27      1,238            1,229,680
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 96-CF2, Class A1A
     6.86%                          11/12/21      1,115            1,107,617
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 97-CF1, Class A1B
     7.60%                          04/15/07      2,000            2,030,261



                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   First Union-Lehman Brothers-
     Bank of America Commercial
     Mortgage Trust,
     Series 97-C1, Class A3
     7.38%                          04/18/07    $10,485         $ 10,582,086
   GE Capital Mortgage Services, Inc.,
     Series 94-14, Class A3
     6.50%                          04/25/24      3,000            2,896,875
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C1, Class X (IO)
     8.26%***                       07/15/27     58,295            4,239,805
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C2, Class A3
     6.56%                          11/15/07      2,900            2,799,079
   Lehman Brothers Commercial
     Conduit Mortgage Trust,
     Series 98-C4, Class X (IO)
     9.77%***                       09/15/23     17,649              598,535
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                          01/25/29      4,050            4,047,343
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                          11/18/31      2,845            2,667,016
   Norwest Asset Securities Corp.,
     Series 98-27, Class A
     6.25%                          11/25/13      9,637            9,089,869
   Residential Asset Securitization Trust,
     Series 98-A3, Class A
     6.50%                          04/25/13      5,224            5,013,607
   Residential Funding Mortgage
     Securities I, Series 98-S7, Class A1
     6.50%                          03/25/13      7,145            6,930,920
   Salomon Brothers Mortgage
     Securities VII, Series 00-NL1, Class A1
     6.60%                          10/01/30      1,118            1,097,927
   Structured Asset Mortgage
     Investments, Inc.,
     Series 98-9, Class 2A2
     6.13%                          11/25/13      1,198            1,145,061
   Summit Mortgage Trust,
     Series 00-1, Class B1
     6.14%**                        12/28/12      7,267            6,991,097
   Union Acceptance Corp.,
     Series 00-B, Class A4
     7.54%                          10/09/06      4,000            4,089,375
   Union Planters Mortgage
     Finance Corp.,
     Series 99-1, Class A1
     6.25%                          04/01/29        849              822,118
                                                                ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $87,023,696)                                              86,515,551
                                                                ------------
PROJECT LOANS -- 0.9%
   Evergreen Tower II, Construction
     Loan Collateral
     7.38%                          09/01/39        916              907,162
   Evergreen Tower II, Construction
     Loan Committment
     7.38%                          03/01/02         59               58,569

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
PROJECT LOANS (CONTINUED)
   Federal Housing Authority,
     East Point Chelsea
     10.25%                         05/01/33    $ 2,695         $  2,857,852
   Federal Housing Authority,
     University Park Apartments
     7.88%                          10/01/37      7,621            7,690,560
   Pheasant Run Manor,
     Construction Loan Collateral
     6.88%                          05/15/02      1,080            1,035,164
   Pheasant Run Manor,
     Construction Loan Committment
     6.88%                          08/01/01        183              175,071
   Renaissance Apartments,
     Construction Loan Collateral
     7.50%                          06/01/39        976              974,660
   Renaissance Apartments,
     Construction Loan Committment
     7.50%                          06/01/01         94               94,223
                                                                ------------
TOTAL PROJECT LOANS
  (Cost $13,883,639)                                              13,793,261
                                                                ------------
ASSET BACKED SECURITIES -- 8.4%
   Amresco Securitized Net Interest
     Margin Trust, Series 96-1, Class A
     8.10%                          04/26/26        456              301,102
   Arcadia Automobile Receivables Trust,
     Series 97-C, Class A5
     6.55%                          06/15/05      4,000            3,981,250
   Associates Manufactured Housing
     Pass-Through,
     Series 96-1, Class B1
     8.00%                          03/15/27      2,815            2,502,271
   Chevy Chase Auto Receivables Trust,
     Series 97-2, Class A
     6.35%                          01/15/04      1,196            1,191,443
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                          03/20/04        465              462,607
   Citibank Credit Card Issuance Trust,
     Series 00-A1, Class A1
     6.90%                          10/15/07     17,950           17,955,609
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     7.61%***                       08/15/06     16,780           12,887,337
   Citibank Credit Card Master Trust I,
     Series 98-2, Class A
     6.05%                          01/15/10         50               47,477
   Conseco Finance Securitizations Corp.,
     Series 00-4, Class A3
     7.47%                          05/01/32      7,575            7,615,242
   First Security Auto Owner Trust,
     Series 00-1, Class A3
     7.30%                          07/15/04      8,850            8,924,672
   First Security Auto Owner Trust
     Series 00-2, Class A4
     6.93%                          01/15/05      5,845            5,849,694
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                          09/15/19      4,977            4,798,314
   Ford Credit Auto Owner Trust,
     Series 00-C, Class A4
     7.24%                          02/15/04      1,155            1,164,384
   Ford Credit Auto Owner Trust,
     Series 00-E, Class A3
     6.74%                          12/15/02      6,900            6,896,766



                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                          07/15/04    $    26         $     25,249
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                          07/15/05      1,901            1,786,371
   Green Tree Home Improvement
     Loan Trust,
     Series 94-D, Class M
     9.05%                          01/15/15        190              195,449
   MBNA Master Credit Card Trust,
     Series 00-E, Class A
     7.80%                          10/15/12      9,800           10,332,875
   MBNA Master Credit Card Trust,
     Series 99-G, Class A
     6.35%                          12/15/06     13,725           13,583,461
   Mid-State Trust I,
     Series 1, Class A1
     7.34%++                        07/01/35      3,082            2,970,777
   Mid-State Trust,
     Series 6, Class A4
     7.79%                          07/01/35        824              742,791
   Onyx Acceptance Auto Trust,
     Series 00-B, Class A3
     7.29%                          08/15/04      8,325            8,392,641
   Pegasus Aviation Lease
     Securitization, Series
     99-1A, Class A1
     6.30%                          03/25/29      1,678            1,644,143
   Puget Power Conservation
     Grantor Trust,
     Series 97-1, Class A
     6.23%                          07/11/02      1,137            1,132,651
   Toyota Auto Receivables
     Owner Trust,
     Series 00-A, Class A3
     7.18%                          08/15/04     10,250           10,342,891
                                                                ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $124,944,246)                                            125,727,467
                                                                ------------
CORPORATE BONDS -- 25.3%
AIR TRANSPORTATION -- 0.1%
   Continental Airlines
     7.06%                          09/15/09        965              929,416
                                                                ------------
FINANCE -- 7.8%
   AT&T Capital Corp.
     6.25%                          05/15/01      4,000            3,986,860
   Auburn Hills Trust
     12.00%                         05/01/20      3,825            5,454,832
   Bank of America Corp.
     7.12%                          09/15/06      4,610            4,611,323
     5.87%                          02/15/09      4,500            4,106,232
   Donaldson, Lufkin and Jenrette, Inc.
     7.07%                          12/13/02      6,470            6,483,582
   Fleetboston Financial Corp.
     7.25%                          09/15/05      6,275            6,311,277
   FMR Corp.
     7.57%                          06/15/29      3,405            3,307,627
   Ford Motor Credit Co.
     7.60%                          08/01/05     10,300           10,385,540
     5.80%                          01/12/09     13,050           11,580,792
     7.37%                          10/28/09     17,195           16,857,634
   Goldman Sachs Group
     6.65%                          05/15/09      4,420            4,169,516

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   IBM Credit Corp.
     6.45%                          11/12/02    $ 3,560         $  3,537,857
   J.P. Morgan & Co., Inc.
     8.12%**                        02/15/12        100               86,812
   Lehman Brothers Holdings, Inc.
     6.62%                          02/05/06      4,000            3,863,588
   Merrill Lynch & Co., Inc.
     5.75%                          11/04/02      2,445            2,391,870
   MidAmerican Funding LLC
     5.85%                          03/01/01      4,845            4,811,327
   Morgan Stanley, Dean Witter & Co.
     7.12%                          01/15/03         35               35,225
   Reliant Energy Finance Co. II
     7.40%                          11/15/02      2,770            2,747,858
   Simon Property Group LP, Inc.
     6.63%                          06/15/03      4,200            4,068,834
   Swedbank
     9.00%                          12/29/49      7,500            7,565,625
   Wells Fargo Capital
     7.73%                          12/01/26      2,310            2,095,329
   Yorkshire Power Finance
     6.49%                          02/25/08      5,435            4,935,806
   Zurich Capital Trust International
     8.38%                          06/01/37      3,785            3,613,997
                                                                ------------
                                                                 117,009,343
                                                                ------------
INDUSTRIAL -- 5.3%
   Atlantic Richfield
     9.13%                          03/01/11      4,960            5,710,478
     7.00%                          04/15/38      2,255            2,225,899
   Chrysler Corp.
     7.45%                          03/01/27      5,500            5,247,074
   Corning, Inc.
     6.30%                          03/01/09      3,000            2,820,210
   Cox Enterprises, Inc.
     6.63%                          06/14/02      2,380            2,354,105
   DaimlerChrysler North
     America Holdings
     6.67%                          02/15/02      4,800            4,780,779
     8.00%                          06/15/10         10               10,323
   Enron Corp.
     6.45%                          11/15/01      3,000            2,982,212
   Ford Motor Co.
     6.38%                          02/01/29      2,000            1,613,140
   Hyder PLC
     7.38%                          12/15/28      2,585            1,918,183
   International Paper Co.
     8.12%                          07/08/05      4,240            4,371,009
   Jones Apparel Group, Inc.
     6.25%                          10/01/01      7,050            6,908,951
   Lockheed Martin Corp.
     7.45%                          06/15/04      6,475            6,490,521
   Monsanto Co.
     6.85%                          12/01/28      5,010            4,412,177
   Nabisco, Inc.
     6.00%                          02/15/01      2,445            2,422,498
   Qwest Capital Funding, Inc.
     7.90%                          08/15/10      6,500            6,639,243
   Rohm & Haas Co.
     7.85%                          07/15/29      3,630            3,585,286
   Tyco Intl. Group, S.A.
     6.25%                          06/15/03      6,340            6,171,541
   Union Carbide
     7.88%                          04/01/23      3,365            3,368,496




                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   US West Capital Funding, Inc.
     6.87%                          08/15/01    $ 3,000         $  2,997,585
   Yosemite Securities Trust I
     8.25%                          11/15/04      2,820            2,862,747
                                                                ------------
                                                                  79,892,457
                                                                ------------
INSURANCE -- 2.1%
   Ace Capital Trust II
     9.70%                          04/01/30      3,260            3,421,540
   AON Capital Trust A
     8.20%                          01/01/27      5,000            4,657,812
   Equitable Cos., Inc.
     9.00%                          12/15/04      3,500            3,709,720
   Everest Reinsurance Holdings
     8.50%                          03/15/05         20               20,594
   Jackson National Life Insurance Co.
     8.15%                          03/15/27      3,275            3,141,884
   John Hancock Global Funding II
     7.90%                          07/02/10      6,850            7,067,878
   Liberty Mutual Insurance Co.
     7.70%                          10/15/45      3,940            2,877,070
   Royal & Sun Alliance Insurance
     8.95%                          10/15/29      4,640            4,594,624
   Safeco Capital Trust I
     8.07%                          07/15/37      2,400            2,042,333
                                                                ------------
                                                                  31,533,455
                                                                ------------
TELECOMMUNICATIONS -- 1.5%
   Cable and Wireless Optus Finance
     8.00%                          06/22/10      5,625            5,667,441
   Clear Channel Communications
     6.50%                          07/07/05      7,570            6,695,660
   Deutsche Telekom International Finance
     8.25%                          06/15/30      7,385            7,609,504
   Sprint Capital Corp.
     5.70%                          11/15/03      2,800            2,697,556
                                                                ------------
                                                                  22,670,161
                                                                ------------
TRANSPORTATION -- 0.3%
   Federal Express Corp.
     7.11%                          01/02/14      3,119            2,861,571
     6.72%                          01/15/22      1,782            1,664,545
                                                                ------------
                                                                   4,526,116
                                                                ------------
UTILITY -- 1.9%
   Calpine Corp.
     8.25%                          08/15/05      3,800            3,804,750
   Coastal Corp.
     6.37%                          02/01/09      4,550            4,234,589
   Dominion Resoures, Inc.
     8.12%                          06/15/10      3,900            4,037,436
   Pinnacle Partners
     8.83%                          08/15/04      6,000            6,067,500
   Reliant Energy, Inc.
     6.50%                          02/01/08      4,910            4,483,724
   Texaco Capital, Inc.
     8.00%                          08/01/32      4,125            4,313,512
   TXU Eastern Funding Co.
     6.15%                          05/15/02        310              303,089
                                                                ------------
                                                                  27,244,600
                                                                ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONCLUDED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
CORPORATE BONDS (CONTINUED)
YANKEE -- 6.3%
   Abbey National Capital Trust I
     8.96%                          12/29/49    $ 1,970         $  1,970,000
   Abitibi-Consolidated, Inc.
     8.30%                          08/01/05      6,125            6,255,105
   Asian Development Bank
     6.37%                          10/01/04      3,010            2,979,319
   Avon Energy Partners Holding
     7.05%                          12/11/07      2,215            2,066,595
     6.46%                          03/04/08      5,000            4,471,150
   Buoni Poliennali del Tesoro
     5.00%                          06/15/03     28,765           25,210,368
   Deutsche Bank Capital Funding
     Trust Investment
     7.87%**                        12/29/49      7,765            7,398,589
   Empresa Electrica Pehuenche
     7.30%                          05/01/03      4,985            4,898,078
   HSBC Capital Funding
     10.17%**                       12/31/49      2,430            2,636,550
   Japan Bank For International Cooperation
     7.12%                          06/20/05      4,020            4,035,075
   Koninklijke KPN NV
     8.00%                          10/01/10      4,275            4,277,934
     8.37%                          10/01/30      2,150            2,149,904
   Pemex Finance Ltd.
     9.14%                          08/15/04      2,520            2,598,599
     9.03%                          02/15/11      1,700            1,746,529
   State of Qatar
     9.75%                          06/15/30      2,730            2,792,611
   Swedbank
     7.50%**                        09/29/49      2,800            2,534,000
   United Mexican States
     8.50%                          02/01/06      9,350            9,307,925
     10.37%                         02/17/09      2,860            3,118,830
     11.38%                         09/15/16      1,670            1,945,550
     6.25%                          12/31/19      1,390            1,237,969
                                                                ------------
                                                                  93,630,680
                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $380,152,815)                                            377,436,228
                                                                ------------
TAXABLE MUNICIPAL BONDS -- 1.1%
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond,
     Series 97-B
     6.80%***                       02/15/05        200              148,690
     7.21%***                       02/15/18      5,500            1,531,530
     7.56%***                       02/15/16     10,100            3,292,600
     7.59%***                       02/15/17      3,575            1,076,647
     7.62%***                       02/15/20      6,265            1,494,516
     7.63%***                    02/21-02/23      7,810            1,615,900
   New York State Power Authority and
     General Purpose Revenue Bond,
     Series 98D
     6.26%                          02/15/03      7,100            7,019,132
                                                                ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $16,251,502)                                              16,179,015
                                                                ------------



                                                Shares
                                                 (000)              Value
                                                -------         ------------

PREFERRED STOCK -- 0.2%
  Centaur Funding Corp., Cumulative 144A
    9.08%  (Cost $4,150,000)                      4,150       $    4,135,554
                                                              --------------
SHORT TERM INVESTMENTS -- 0.1%
   Galileo Money Market Fund
   (Cost $1,068,887)                              1,069            1,068,887
                                                              --------------
TOTAL INVESTMENTS IN
SECURITIES -- 100.0%
  (Cost $1,496,860,593*)                                      $1,493,562,718
                                                              ==============
-------------------
* Cost for Federal income tax purposes is $1,497,816,061. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation                                $13,075,731
       Gross unrealized depreciation                                (17,329,074)
                                                                    -----------
                                                                    $(4,253,343)
                                                                    ===========

**  Rates shown are the rates as of September 30, 2000.

*** Rates shown are the effective yields as of September 30, 2000.

+ Securities with a market value of $29,412,096 have been pledged as collateral for reverse repurchase agreements.

++ Securities pledged as collateral with a value of $2,232,740 on 202 long U.S. Treasury Bond futures contracts, 1,069 short U.S. Treasury Notes futures contracts, 235 long Euro-Bobl futures contracts and 205 Euro-Bond futures contracts expiring December 2000. The value of such contracts on September 30, 2000 was $167,616,721, thereby resulting in an unrealized loss of $252,055.


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                               CORE BOND PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $1,496,860,593) .............   $1,493,562,718
   Collateral received for securities loaned ..............      168,400,375
   Collateral received for swap contracts .................          730,730
   Interest receivable ....................................       15,366,116
   Interest receivable on interest rate swaps .............          994,469
   Principal receivable ...................................           54,202
   Investments sold receivable ............................       78,671,887
   Capital shares sold receivable .........................        1,449,775
   Prepaid expenses .......................................           15,667
   Futures margin receivable ..............................           75,892
   Unrealized appreciation on interest rate swaps .........        1,444,733
                                                              --------------
          TOTAL ASSETS ....................................    1,760,766,564
                                                              --------------
LIABILITIES
   Payable upon return of securities loaned ...............      168,400,375
   Payable upon termination of swap contracts .............          730,730
   Investments purchased payable ..........................       99,261,204
   Reverse repurchase agreements payable ..................       29,231,762
   Capital shares redeemed payable ........................        1,258,520
   Distributions payable ..................................        7,696,851
   Advisory fees payable ..................................          261,450
   Administrative fees payable ............................          222,040
   Transfer agent fees payable ............................           36,534
   Other accrued expenses payable .........................          223,244
   Futures margin payable .................................           95,750
   Unrealized depreciation on interest rate swaps .........          358,649
                                                              --------------
          TOTAL LIABILITIES ...............................      307,777,109
                                                              --------------

NET ASSETS (Applicable to 34,255,022 BlackRock shares,
   112,348,745 Institutional shares, 6,342,434 Service
   shares, 745,491 Investor A shares, 1,302,960 Investor B
   shares and 311,182 Investor C shares outstanding) ......   $1,452,989,455
                                                              ==============
NET ASSET VALUE AND REDEMPTION PRICE PER
   BLACKROCK, INSTITUTIONAL, SERVICE, AND
   INVESTOR A SHARE ($1,437,890,337 / 153,691,692)                     $9.36
                                                                       =====
OFFERING PRICE PER BLACKROCK, INSTITUTIONAL AND
   SERVICE SHARE                                                       $9.36
                                                                       =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.36 / 0.960)                                                     $9.75
                                                                       =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($12,188,616 / 1,302,960)                      $9.35
                                                                       =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($2,910,502 / 311,182)                         $9.35
                                                                       =====

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           GOVERNMENT INCOME PORTFOLIO

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 14.8%
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                          10/01/16     $  386         $    384,715
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                          10/01/18        226              202,827
   U.S. Treasury Bonds
     9.25%+                         02/15/16      2,215            2,902,341
   U.S. Treasury Notes
     6.37%                          04/30/02        325              326,422
     6.50%                          10/15/06        840              863,363
                                                                ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $4,666,642)                                                4,679,668
                                                                ------------
MORTGAGE PASS-THROUGHS -- 91.8%
   Federal Home Loan
     Mortgage Corp.
     7.00%++                     08/10-03/11        918              914,054
     8.00%+++                    05/12-11/26      2,808            2,855,455
     6.00%                       12/12-05/14      1,189            1,146,507
     5.50%                       10/13-11/13      1,767            1,670,162
     7.50%                       11/25-06/26      2,034            2,032,200
   Federal Home Loan Mortgage
     Corp. Gold
     5.50%                          05/01/14        487              460,153
     6.50%                          06/01/29        561              539,465
   Federal National Mortgage
     Association
     5.50%                       09/08-08/09        543              523,887
     6.00%                       11/09-03/14      3,258            3,201,780
     6.14%                          06/01/14        647              623,421
     6.50%                       06/14-08/14      1,892            1,834,714
     7.00%                       09/14-04/26        846              838,355
     7.50%                       07/28-10/28      1,039            1,000,908
     8.00%                       10/28-01/29      1,531            1,490,724
     8.09%**                        01/01/29        922              862,406
     8.50%                       02/29-07/29        602              578,392
   Government National
     Mortgage Association
     6.00%                       04/13-04/14        895              873,587
     6.50%                       06/14-12/27      4,145            4,038,542
     7.00%                       01/28-06/28      1,879            1,839,672
     7.50%                       11/28-02/29      1,672            1,612,206
     8.00%                          06/15/29         90               86,329
                                                                ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $29,349,705)                                              29,022,919
                                                                ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS -- 1.7%
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%***                       04/25/21        175              151,526
   Residential Accredit Loans, Inc.,
     Series 98-D7, Class CB6
     6.75%                          05/25/28        165              162,741
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (IO)
     7.00%***                       02/17/17        226               58,659
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (PO)
     7.00%***                       02/17/17        226              175,273
                                                                ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $567,477)                                                    548,199
                                                                ------------



                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 2.0%
   Capco America Securitization Corp.,
     Series 98-D7, Class A1B
     6.26%                          09/15/08     $   70         $     66,334
   Deutsche Mortgage and Asset
     Receiving Corp.,
     Series 98-C1, Class A1
     6.22%                          09/15/07        105              102,942
   Goldman Sachs Mortgage
     Securities Corp.,
     Series 98-1, Class A
     8.00%                          09/20/27        158              160,345
   Goldman Sachs Mortgage
     Securities Corp.,
     Series 98-2, Class A
     7.75%                          05/19/27        172              173,109
   Union Planters Mortgage
     Finance Corp.,
     Series 98-1, Class A1
     6.35%                          01/25/28        119              117,823
                                                                ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $629,023)                                                    620,553
                                                                ------------
PROJECT LOANS -- 0.8%
   Federal Housing Authority,
     INSD Project, Series 82
     7.43%
    (Cost $283,945)                 09/01/22        276              270,267
                                                                ------------
ASSET BACKED SECURITIES -- 0.9%
   Chase Manhattan Grantor Trust,
     Series 96-B, Class A
     6.61%                          09/15/02         11               11,287
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     7.17%**                        07/15/25        263              262,580
                                                                ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $273,787)                                                    273,867
                                                                ------------
SHORT TERM INVESTMENTS -- 6.8%
   Federal Home Loan Bank
     Discount Notes
     6.28%                          10/02/00      1,000              999,826
   Galileo Money Market Fund                      1,159            1,158,919
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,158,745)                                                2,158,745
                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $37,929,324*)                           118.8%           37,574,218
                                                                ------------
REVERSE REPURCHASE AGREEMENTS -- (12.1%)
   Salomon Smith Barney
     (Agreement dated 09/26/00 to be
     repurchased at $2,644,246.
     Collateralized by $2,000,000 U.S.
     Treasury Bonds 9.25% due 02/15/16. The
     value of the collateral is $2,644,770.)
     6.50%                          10/26/00      2,630           (2,632,850)

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
   Salomon Smith Barney
     (Agreement dated 09/06/00 to be
     repurchased at $1,187,476.
     Collateralized by $1,199,667 Federal
     Home Loan Mortgage Corp. Gold
     8.00% due 11/01/26. The value of
     the collateral is $1,226,302.)
     6.58%                          10/06/00     $1,181         $ (1,186,612)
                                                                ------------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $3,811,000)                                               (3,819,462)

LIABILITIES IN EXCESS OF
  OTHER ASSETS (Including $2,470,328
  of investment purchases payable)                (6.7%)          (2,151,696)
                                                 ------         ------------
NET ASSETS (Applicable to 569,818 Investor A
  shares, 2,453,806 Investor B shares
  and 127,600 Investor C shares
  outstanding)                                   100.0%         $ 31,603,060
                                                 ======         ============
NET ASSET VALUE AND REDEMPTION
  PRICE PERINVESTOR A SHARE
  ($5,715,629 / 569,818)                                              $10.03
                                                                      ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE ($10.03 / .955)                                    $10.50
                                                                      ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE (SUBJECT
  TO A CONTINGENT DEFERRED SALES CHARGE
  OF 4.5%) PER INVESTOR B SHARE
  ($24,608,346 / 2,453,806)                                           $10.03
                                                                      ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE (SUBJECT TO A
  CONTINGENT DEFERRED SALES CHARGE
  OF 1.0%) PER INVESTOR C SHARE
  ($1,279,085 / 127,600)                                              $10.02
                                                                      ======
----------------------
* Cost for Federal income tax purposes is $37,968,959. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation                                  $ 196,280
       Gross unrealized depreciation                                   (591,021)
                                                                      ---------
                                                                      $(394,741)
                                                                      =========

**  Rates shown are the rates as of September 30, 2000.

*** Rates shown are the effective yields as of September 30, 2000.

+ Securities with a market value of $3,871,072 have been pledged as collateral for reverse repurchase agreements.

++ Securities pledged as collateral with a value of $184,479 on 47 long U.S. Treasury Notes futures contracts expiring December 2000. The value of such contracts on September 30, 2000 was $4,710,281, thereby resulting in an unrealized gain of $33,782.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                                 GNMA PORTFOLIO

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 6.1%
   U.S. Treasury Bonds
     9.25%                          02/15/16     $1,000         $  1,310,312
   U.S. Treasury Notes
     6.37%                          04/30/02        875              878,828
     5.50%                          05/31/03         10                9,891
     4.75%                          02/15/04        300              289,406
     5.87%                          11/15/04        595              594,628
     5.75%                          08/15/10      2,900            2,889,125
                                                                ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $5,934,830)                                                5,972,190
                                                                ------------
MORTGAGE PASS-THROUGHS -- 97.8%
   Federal Home Loan
     Mortgage Corp.
     5.50%                       02/09-03/14      4,261            4,049,911
     6.00%                       11/13-01/29        878              826,119
     7.50%                       02/27-05/27        557              556,768
   Federal Home Loan Mortgage
     Corp. Gold
     6.50%                          06/01/29        397              381,830
   Federal National Mortgage
     Association
     8.10%                          10/02/00      1,053            1,072,001
     6.14%                          09/10/08        770              723,923
     6.00%                       04/11-01/14      1,881            1,811,672
     7.00%                          05/01/11      1,291            1,289,446
     6.50%                       02/13-07/29      1,256            1,222,693
     8.00%                       11/13-08/14      1,320            1,340,029
     5.50%                       12/13-03/14      2,826            2,665,258
     8.50%                          10/01/28      2,164            2,216,929
   Government National
     Mortgage Association
     8.00%+++                    12/07-08/30     12,499           12,718,622
     8.50%                       01/17-09/21      2,271            2,336,727
     7.00%+                      09/17-07/29     16,655           16,388,834
     9.00%                       05/18-07/21      1,315            1,364,396
     7.50%                       01/22-11/29     14,173           14,223,495
     6.50%+                      06/23-03/29     31,321           30,208,203
                                                                ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $95,702,304)                                              95,396,856
                                                                ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.4%
   Residential Accredit Loans, Inc.,
     Series 98-QS6, Class CB6
     6.75%
   (Cost $436,192)                  05/25/28        440              433,977
                                                                ------------
PROJECT LOANS -- 3.0%
   Federal Housing Administration,
     Prairie District Lofts,
     Construction Loan Collateral
     7.41%                          12/01/38      1,412            1,402,454
   Federal Housing Administration,
     Prairie District Lofts,
     Construction Loan Commitment
     7.41%                          12/01/38         73               72,276
   Federal Housing Authority,
     INSD Project, Series 82
     7.43%                          09/01/22      1,450            1,418,901
                                                                ------------
TOTAL PROJECT LOANS
  (Cost $2,970,592)                                                2,893,631
                                                                ------------


                                               Par/Shares
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
ASSET BACKED SECURITIES -- 0.8%
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     7.17%**
   (Cost $787,621)                  07/15/25     $  788         $    787,739
                                                                ------------
SHORT TERM INVESTMENTS -- 4.8%
   Federal Home Loan Bank
     Discount Notes
     6.28%                          10/02/00      2,900            2,899,494
   Galileo Money Market Fund                      1,827            1,826,830
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,726,324)                                                4,726,324
                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $110,557,863*)                          112.9%          110,210,717

REVERSE REPURCHASE AGREEMENTS -- (11.0%)
   Salomon Smith Barney
     (Agreement dated 08/14/00 to be
     repurchased at $10,778,449.
     Collateralized by $11,224,895 Government
     National Mortgage Association 7.00-8.00%
     due 03/20/24 to 08/20/25. The value of
     the collateral is $11,101,644.)
     6.61%
     (Cost $10,661,000)             10/13/00     10,661          (10,754,961)
                                                                ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS                                    (1.9%)          (1,903,959)
                                                 ======         ------------
NET ASSETS (Applicable to 9,802,412
  Institutional shares, 20,310 Service
  shares, 193,904 Investor A shares, 34,537
  Investor B shares and 2,975
  Investor C shares outstanding)                 100.0%         $ 97,551,797
                                                 ======         ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($95,108,418 / 9,802,412)                                           $ 9.70
                                                                      ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION
  PRICE PER SERVICE SHARE                                             $ 9.72
  ($197,322 / 20,310)                                                 ======

NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($1,881,872 / 193,904)                                              $ 9.71
                                                                      ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           GNMA PORTFOLIO (CONCLUDED)


AS OF SEPTEMBER 30, 2000                                            Value
                                                                ------------
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.71 / 0.960)                                                     $10.11
                                                                      ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($335,375 / 34,537)                                                 $ 9.71
                                                                      ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 1.0%) PER
  INVESTOR C SHARE
  ($28,810 / 2,975)                                                   $ 9.68
                                                                      ======
-------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation                                 $  826,162
       Gross unrealized depreciation                                 (1,173,310)
                                                                     ----------
                                                                     $ (347,148)
                                                                     ==========

** Rates shown are the rates as of September 30, 2000.

+ Securities with a market value of $11,101,644 have been pledged as collateral for reverse repurchase agreements.

++ Securities  pledged as  collateral  with a value of $498,048 on 79 short U.S.
   Treasury Notes futures contracts expiring December 2000. The value of such contracts on September 30, 2000 was $7,923,188, thereby resulting in an unrealized loss of $2,095.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                            MANAGED INCOME PORTFOLIO

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 25.4%
   Overseas Private Investment Co.
     6.46%                          12/16/06     $  217         $    210,558
     5.92%                          12/16/06      2,163            2,068,472
     6.38%                          12/16/06      2,009            1,946,093
     6.53%                          12/16/06        524              510,194
     6.66%                          12/16/06        954              917,085
     6.87%                          12/16/06      1,038            1,008,624
     7.01%                          12/16/06        679              664,296
     7.42%                          12/16/06      1,545            1,543,177
     6.27%                       12/06-05/12      3,535            3,410,584
     5.46%                          05/29/12        451              413,014
     5.79%                          05/29/12        407              372,634
     5.88%                          05/29/12        538              502,220
     6.81%                          05/29/12        577              549,225
     6.84%                          05/29/12        751              735,970
     6.89%                          05/29/12      4,589            4,395,277
     6.91%                          05/29/12      1,540            1,477,637
     7.35%                          05/29/12        406              403,301
   Small Business Administration
     Participation Certificates,
     Series 96-20B, Class 1
     6.38%                          02/01/16      5,607            5,333,360
   Small Business Administration
     Participation Certificates,
     Series 96-20K, Class 1
     6.95%                          11/01/16      8,207            8,059,765
   Small Business Administration
     Participation Certificates,
     Series 97, Class A
     7.35%**                        08/15/22      2,598            2,586,892
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                          02/01/17      6,597            6,532,278
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                          06/01/17      1,927            1,919,343
   Small Business Administration
     Participation Certificates,
     Series 97-20G, Class 1
     6.85%                          07/01/17     11,305           11,031,693
   U.S. Treasury Bonds
     12.75%+                        11/15/10      8,725           11,247,066
     14.00%+                        11/15/11     13,800           19,298,431
     12.50%                         08/15/14        820            1,174,650
     10.62%+                        08/15/15      5,560            7,985,550
     8.50%+                         02/15/20     61,244           77,588,491
     6.12%+                         08/15/29     18,035           18,423,889
     6.25%                          05/15/30      4,475            4,705,744
   U.S. Treasury Bonds (CPI)
     3.62%+                         04/15/28     30,565           31,006,663
     3.87%+                         04/15/29     17,700           18,467,437
   U.S. Treasury Notes
     6.12%                          08/31/02     99,550           99,736,344
     5.87%+                         11/15/04     19,010           18,998,119
     5.75%                          08/15/10     42,975           42,827,657
     6.87%                          08/15/25      1,240            1,365,163
   U.S. Treasury Notes (CPI)
     3.62%                          01/15/08     18,625           19,444,469
     3.87%                          01/15/09      7,100            7,411,611
                                                                ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $437,420,298)                                            436,272,976
                                                                ------------



                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
MORTGAGE PASS-THROUGHS -- 39.0%
   Federal Home Loan Mortgage
     Corp.
     9.00%                          07/01/01   $     10         $     10,530
     7.50%                       12/06-10/27     10,494           10,565,575
     3.87%**                        10/15/07      4,396            4,027,431
     6.50%                       03/09-04/29      8,752            8,562,850
     6.00%                       11/12-04/30      3,720            3,586,488
     7.00%                          05/01/26        576              565,159
   Federal Home Loan Mortgage
     Corp. Gold
     6.50%                       03/11-10/29     37,864           36,425,643
     6.00%                       05/14-08/29      7,046            6,660,718
     9.00%                          12/01/22     12,364           12,788,735
     7.00%                          04/01/29        248              243,833
     8.00%                       05/30-06/30      7,819            7,938,740
   Federal National Mortgage
     Association
     9.50%                       03/05-07/16        678              704,502
     7.00%                       06/06-05/26      5,725            5,640,801
     6.80%                          07/23/07     12,025           11,772,715
     6.04%                          02/25/09     26,800           24,895,324
     8.00%                       08/09-07/30     30,687           31,128,512
     6.50%                       02/11-12/13      8,644            8,484,146
     6.00%                       09/12-08/29    117,123          111,523,940
     5.50%                       09/13-06/24    231,055          217,914,089
     8.50%                          10/01/28     14,491           14,843,786
     7.50%                          02/01/30        173              173,124
   Federal National Mortgage
     Association 10 Year Balloon
     6.00%                          12/01/03      2,229            2,174,721
   Government National Mortgage
     Association
     8.50%                       01/10-11/21        322              331,673
     9.50%                       09/16-12/24        719              740,935
     9.00%                       03/18-11/20        596              618,283
     8.00%                       02/22-08/30     29,679           30,236,374
     7.50%                       04/23-09/27        737              740,082
     6.50%                       11/23-07/29     60,435           58,282,065
     7.00%                       02/26-09/28     20,052           19,769,568
   Government National Mortgage
     Association II
     5.50%**                        12/20/29      8,367            8,200,402
     6.50%**                        05/20/30     11,393           11,329,176
   MLCC Mortgage Investors, Inc.,
     Series 95-C, Class D
     7.90%**                        05/25/15      3,506            3,521,462
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%***                      06/15/21     48,216            1,416,358
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%                          04/25/28      7,113            7,107,220
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                          04/25/28      5,500            5,534,315
                                                                ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $680,350,506)                                            668,459,275
                                                                ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.2%
   Federal National Mortgage
     Association Strip Notes,
     Series 279, Class 1 (PO)
     6.00%***                       07/01/26        690              546,328

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Federal National Mortgage
     Association, Series 99-17,
     Class HJ (PO)
     4.00%***                       12/25/23   $  1,905         $    753,666
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     5.00%***                       04/25/24      1,810              764,159
   Federal National Mortgage Association,
     Series 99-51, Class L (PO)
     5.00%***                       10/25/29      1,406              625,837
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                          07/25/27         95               94,321
                                                                ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $3,140,419)                                                2,784,311
                                                                ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 4.5%
   Capco America Securitization Corp.,
     Series 98-D7, Class A1B
     6.26%                          09/15/08      3,905            3,700,468
   COMM, Series 99-1, Class A2
     6.46%                          09/15/08      7,299            7,002,416
   COMM, Series 00-C1, Class A2
     7.41%**                        04/15/10      1,075            1,092,133
   Commercial Capital Access One,
     Series 98-3, Class A1
     6.30%                          11/15/28      6,009            5,828,868
   Credit Suisse First Boston Mortgage
     Securities Corp.,
     Series 99-1, Class A1
     6.75%                          12/27/28      5,665            5,561,037
   FFCA Secured Lending Corp.,
     Series 98-1, Class A1B
     6.73%                          07/18/13      8,246            7,921,071
   Lehman Brothers Commercial
     Conduit Mortgage Trust,
     Series 98-C1, Class A3
     6.48%                          01/18/08        735              704,157
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                          01/25/29      6,200            6,195,932
   Morgan Stanley Capital International, Inc.,
     Series 99-RM1, Class A2
     6.71%                          12/15/31      4,296            4,183,837
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                          11/18/31        575              539,028
   Norwest Asset Securities Corp.,
     Series 98-27, Class A1
     6.25%                          11/25/13     13,461           12,695,654
   Prudential Securities Secured
     Financing Corp.,
     Series 98-C1, Class A1B
     6.51%                          07/15/08      4,050            3,885,837
   Summit Mortgage Trust,
     Series 00-1, Class B1
     6.14%**                        12/28/12      8,438            8,116,188
   Union Planters Mortgage
     Finance Corp.,
     Series 98-1, Class A3
     6.60%                          01/25/28      9,094            8,937,205



                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   USGI, Series 87
     7.43%                          12/01/22   $    833         $    815,245
                                                                ------------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $77,790,163)                                              77,179,076
                                                                ------------
PROJECT LOANS -- 2.4%
   Federal Housing Authority,
     Elmwood Manor Project Loan
     9.75%                          03/01/32        842              858,244
   Federal Housing Authority,
     Lakeland Nursing, Construction
     Loan Collateral
     7.88%                          12/01/34     11,715           11,867,977
   Federal Housing Authority,
     Meadowbrook of Topeka,
     Construction Loan Collateral
     8.50%                          08/01/22      1,644            1,631,310
   Federal Housing Authority,
     University Park Apartments
     7.88%                          10/01/37      4,477            4,518,373
   Meadows II Apartments,
     Construction Loan Collateral
     7.00%                          01/15/01      3,582            3,479,436
   Meadows II Apartments,
     Construction Loan Committment
     7.00%                          12/01/00        281              273,028
   Quabbin Valley Healthcare,
     Construction Loan Collateral
     7.66%                          06/01/39      1,022            1,021,832
   Whittier Rehab At Haverhill
     Project Loan
     7.60%                          11/01/00        397              394,424
     7.60%                          12/01/39      9,161            9,109,813
   Whittier Rehab At Westborough
     Project Loan
     8.12%                          02/28/37      7,084            7,229,926
                                                                ------------
TOTAL PROJECT LOANS
  (Cost $40,382,724)                                              40,384,363
                                                                ------------
ASSET BACKED SECURITIES -- 6.1%
   ACLC Business Loan
     Receivables Trust,
     Series 98-1, Class A1
     6.44%                          09/15/19      9,575            9,191,544
   Associates Manufactured Housing
     Pass-Through,
     Series 96-1, Class B1
     8.00%                          03/15/27      3,200            2,844,500
   Chase Credit Card Master Trust,
     Series 97-5, Class A
     6.19%++                        08/15/05     12,430           12,281,461
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     7.36%***                       08/15/06      8,800            6,758,556
   Daimler-Benz Auto Grantor Trust,
     Series 97-A, Class A
     6.05%**++                      03/31/05        752              748,727
   Equicon Home Equity Loan Trust,
     Series 93-1, Class I (IO)
     7.00%***                       02/18/13      4,615                5,047
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                          03/15/02         83               83,128

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
ASSET BACKED SECURITIES (CONTINUED)
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                          09/15/19   $  5,750         $  5,544,024
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                          12/15/19      2,225            2,125,048
   Ford Credit Auto Owner Trust,
     Series 99-C, Class A4
     6.08%                          09/16/02     10,650           10,593,422
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                          07/15/04        274              265,372
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                          07/15/05      1,785            1,677,344
   Green Tree Financial Corp.,
     Series 96-5, Class A7
     8.25%                          07/15/27      5,524            5,593,266
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                          10/15/27      9,009            9,044,342
   Green Tree Home Improvement
     Loan Trust,
     Series 94-D, Class M
     9.05%                          01/15/15        136              139,606
   Green Tree Home Improvement
     Loan Trust,
     Series 96-C, Class HIB1
     7.75%                          06/15/21      4,742            4,662,319
   Green Tree Home Improvement
     Loan Trust,
     Series 97-A, Class HEM2
     7.90%                          03/15/28      5,150            4,773,406
   Keycorp Student Loan Trust,
     Series 95-B, Class A
     6.85%**                        09/27/24      6,275            6,272,069
   Puget Power Conservation
     Grantor Trust,
     Series 97-1, Class A
     6.23%                          07/11/02      3,221            3,209,980
   Railcar Leasing LLC, Series 97-1,
     Class A1
     6.75%                          07/15/06      9,528            9,463,084
   Sears Credit Account Master Trust,
     Series 00, Class 1A
     7.25%                          11/15/07      2,910            2,944,556
   The Money Store Business Loan
     Backed Securities,
     Series 97-1, Class A
     7.40%**                        04/15/28      5,383            5,375,726
   Toyota Auto Receivables
     Owner Trust,
     Series 99-A, Class A3
     6.15%                          08/16/04        225              223,488
                                                                ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $106,086,555)                                            103,820,015
                                                                ------------
CORPORATE BONDS -- 21.1%
AIR TRANSPORTATION -- 0.1%
   Continental Airlines
     7.06%                          03/15/11      2,045            1,969,591
                                                                ------------
FINANCE -- 7.8%
   American General Institutional Capital
     7.57%                          12/01/45      3,425            3,053,070
   Auburn Hills Trust
     12.00%                         05/01/20      5,205            7,422,850



                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Bank of America Corp.
     7.80%                          02/15/10   $  3,275         $  3,376,270
   CSW Investments
     6.95%                          08/01/01      7,705            7,684,351
   Donaldson, Lufkin and Jenrette, Inc.
     7.07%                          12/13/02     10,250           10,271,517
   ERAC USA Finance Co.
     8.25%                          05/01/05      5,610            5,716,127
   FMR Corp.
     7.57%                          06/15/29      6,455            6,270,406
   Ford Motor Credit Co.
     7.60%                          08/01/05     27,875           28,106,497
     5.80%                          01/12/09      7,040            6,247,416
     7.37%                          10/28/09      6,175            6,053,846
   Goldman Sachs Group L.P.
     6.25%                          02/01/03      6,030            5,898,504
   Great Western Finance
     8.20%                          02/01/27      5,000            4,412,105
   Larwin Group - Participation in
     Asset Exchange
     8.00%                          12/01/09         13               12,515
   Lehman Brothers Holdings, Inc.
     6.62%                          02/05/06      1,450            1,400,551
   Merrill Lynch & Co., Inc.
     5.75%                          11/04/02      5,165            5,052,765
   MidAmerican Funding LLC
     6.92%                          03/01/29      8,050            7,031,514
   Morgan Stanley, Dean Witter & Co.
     7.12%                          01/15/03      9,410            9,470,375
   Provident Companies, Inc.
     7.40%                          03/15/38      4,430            3,338,137
   Riggs Capital Trust
     8.62%                          12/31/26        400              310,780
   Riggs Capital Trust II Preferred
     Securities, Series C
     8.87%                          03/15/27      2,000            1,571,251
   Sun Life Canada Capital Trust
     8.52%                          05/29/49      4,630            4,166,440
   Washington Mutual Capital, Inc.
     8.37%                          06/01/27      1,250            1,128,670
   Wells Fargo Capital
     7.73%                          12/01/26      3,490            3,165,671
   Yorkshire Power Finance
     6.49%                          02/25/08      2,350            2,134,157
                                                                ------------
                                                                 133,295,785
                                                                ------------
INDUSTRIAL -- 3.2%
   Atlantic Richfield
     9.87%                          03/01/16      4,885            6,225,517
   Bowater, Inc.
     9.00%                          08/01/09      4,000            4,165,936
   DaimlerChrysler North America Holdings
     6.90%                          09/01/04      1,700            1,693,625
   Dresdner Funding Trust I
     8.15%                          06/30/31      2,025            1,815,882
   Hyder PLC.
     6.75%                          12/15/04      6,500            5,846,100
   International Paper Co., Series 144A
     8.00%                          07/08/03     16,800           17,143,628
   Monsanto Co.
     6.50%                          12/01/18      2,080            1,885,650
   Rohm & Haas Co.
     7.85%                          07/15/29      3,750            3,703,807
   Tyco Intl. Group Corp., S.A.
     5.87%                          11/01/04      2,910            2,781,797

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   Union Carbide
     7.87%                          04/01/23   $  5,345       $    5,350,554
   Yosemite Securities Trust I
     8.25%                          11/15/04      4,550            4,618,971
                                                              --------------
                                                                  55,231,467
                                                              --------------
INSURANCE -- 2.0%
   AFC Capital Trust I
     8.20%                          02/03/27      5,850            5,403,519
   Allstate Corp.
     7.87%                          05/01/05      3,100            3,197,548
   AON Capital Trust A
     8.20%                          01/01/27     10,000            9,315,625
   Equitable Cos., Inc.
     9.00%                          12/15/04      5,555            5,887,856
   Farmers Insurance Exchange
     8.62%                          05/01/24      2,125            2,090,314
   Liberty Mutual Insurance Co.
     7.69%                          10/15/47      5,490            4,008,913
   Lumbermen's Mutual Casualty Co.
     8.30%                          12/01/37      2,560            2,046,815
   Royal & Sun Alliance Insurance
     8.95%                          10/15/29      2,280            2,257,703
                                                              --------------
                                                                  34,208,293
                                                              --------------
TELECOMMUNICATIONS -- 1.9%
   Clear Channel Communications
     6.50%                          07/07/05      8,430            7,456,329
   Deutsche Telekom International Finance
     8.25%                          06/15/30      5,980            6,161,792
   Koninklijke KPN NV
     8.37%                          04/01/01      2,100            2,099,907
     8.00%                          10/01/10      4,225            4,227,900
   Time Warner, Inc.
     9.12%                          01/15/13      2,085            2,287,885
   US West Communications
     7.20%                          11/01/04     10,760           10,771,470
                                                              --------------
                                                                  33,005,283
                                                              --------------
TRANSPORTATION -- 0.2%
   Federal Express Corp.
     6.72%                          01/15/22      2,954            2,759,040
                                                              --------------
UTILITY -- 1.2%
   Avon Energy Partnership
     6.73%                          12/11/02      1,100            1,077,615
   Calpine Corp.
     8.25%                          08/15/05      3,910            3,914,888
   Israel Electric Corp. Ltd.
     7.12%                          07/15/05      1,915            1,888,803
   Limestone Electron Trust, Sr. Notes,
     Series 144A
     8.62%                          03/15/03     10,000           10,181,854
   TXU Eastern Funding Co.
     6.15%                          05/15/02      4,345            4,248,130
                                                              --------------
                                                                  21,311,290
                                                              --------------
YANKEE -- 4.7%
   Abbey National Capital Trust I
     8.96%                          12/29/49      2,600            2,600,000
   Buoni Poliennali del Tesoro
     5.00%                          06/15/03     28,695           25,149,019
   Empresa Electrica Pehuenche
     7.30%                          05/01/03     11,000           10,808,197
   HSBC Capital Funding
     10.17%**                       12/31/49      2,140            2,321,900



                                               Par/Shares
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
CORPORATE BONDS (CONTINUED)
YANKEE (CONTINUED)
   Norsk Hydro ASA
     7.25%                          09/23/27   $  4,880       $    4,484,866
   Pemex Finance Ltd.
     9.14%                          08/15/04      4,410            4,547,548
     9.03%                          02/15/11      3,965            4,073,522
   Pinnacle Partners
     8.83%                          08/15/04      7,075            7,154,594
   Province of Manitoba
     7.50%                          02/22/10      1,690            1,741,756
   State of Qatar
     9.75%                          06/15/30      2,560            2,618,712
   Telefonica Europe BV
     7.35%                          09/15/05      8,350            8,350,000
   United Mexican States
     11.37%                         09/15/16      2,460            2,865,900
     6.25%                          12/31/19      4,455            3,967,734
                                                              --------------
                                                                  80,683,748
                                                              --------------
TOTAL CORPORATE BONDS
  (Cost $366,267,826)                                            362,464,497
                                                              --------------
TAXABLE MUNICIPAL BONDS -- 0.7%
   Los Angeles County Pension
     Obligation Revenue Bond,
     Series 95D
     6.97%                          06/30/08      7,355            7,327,934
   New Jersey Economic
     Development Authority State
     Pension Funding Zero Coupon
     Revenue Bond, Series 97B
     7.56%***                       02/15/16      1,600              521,600
     7.59%***                       02/15/17        575              173,167
     7.21%***                       02/15/18     14,500            4,037,670
     7.62%***                    02/20-02/21      1,010              233,422
     7.63%***                    02/22-02/23        815              162,817
                                                              --------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $13,553,404)                                              12,456,610
                                                              --------------
PREFERRED STOCK -- 0.5%
  Centaur Funding Corp.,
    Cumulative 144A
    9.08%
  (Cost $8,000,000)                               8,000            7,972,152
                                                              --------------
SHORT TERM INVESTMENTS -- 0.1%
   Federal Home Loan Bank
     Discount Notes
     6.28%                          10/02/00      1,900            1,899,669
   Galileo Money Market Fund                        500              499,580
                                                              --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,399,249)                                                2,399,249
                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $1,735,391,145*)                        100.0%       $1,714,192,525
                                                              ==============
REVERSE REPURCHASE
  AGREEMENTS -- (14.2%)
   Barclays Capital
     (Agreement dated 09/20/00 to be
     repurchased at $14,772,018. Collateralized by
     $14,689,500 U.S. Treasury Notes (CPI) 3.88%
     due 04/15/29. The value of the collateral is
     $14,887,886.)
     6.46%                          10/04/00     14,735          (14,764,085)

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
REVERSE REPURCHASE
  AGREEMENTS (CONTINUED)
   Barclays Capital
     (Agreement dated 09/18/00 to be
     repurchased at $33,243,573.
     Collateralized by $22,393,140 U.S.
     Treasury Notes (CPI) 3.63% due
     04/15/28 and $8,725,000 U.S.
     Treasury Notes 12.75% due 11/15/10.
     The value of the collateral is
     $33,405,752.)
     6.45%                          10/18/00    $33,066       $  (33,142,860)
   Greenwich Capital Markets
     (Agreement dated 09/28/00 to be
     repurchased at $96,214,491.
     Collateralized by $95,550,000 U.S.
     Treasury Notes 6.13% due 08/31/02.
     The value of the collateral is
     $96,243,401.)
     6.30%                          10/02/00     96,147          (96,197,665)
   Lehman Brothers
     (Agreement dated 09/19/00 to be
     repurchased at $10,179,783.
     Collateralized by $8,000,000 U.S.
     Treasury Bonds 8.50% due 02/15/20.
     The value of the collateral is
     $10,223,852.)
     6.42%                          10/11/00     10,140          (10,161,700)
   Paribas  Capital  Markets
     (Agreement dated  09/20/00  to be
     repurchased at $30,192,909.
     Collateralized  by $13,800,000 U.S.
     Treasury Bonds 14.00% due 11/15/11 and
     $10,000,000 U.S. Treasury Notes 5.88%
     due 11/15/04.  The value of the
     collateral is $30,250,672.)
     6.45%                          10/13/00     30,069          (30,128,260)
   Paribas Capital Markets
     (Agreement dated 09/29/00 to be
     repurchased at $7,268,242.
     Collateralized by $5,000,000 U.S.
     Treasury Bonds 10.63% due 08/15/15. The
     value of the collateral is $7,250,543.)
     6.47%                          10/13/00      7,250           (7,252,606)
   Salomon Smith Barney
     (Agreement dated 09/19/00 to be
     repurchased at $16,539,497.
     Collateralized by $13,000,000 U.S.
     Treasury Bonds 8.50% due 02/15/20. The
     value of the collateral is $16,613,759.)
     6.45%                          10/10/00     16,478          (16,512,927)
                                                               -------------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $207,884,531)                                          $(208,160,103)
                                                               =============
---------------------
* Cost for Federal income tax purposes is $1,737,216,847. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation                               $ 10,886,574
       Gross unrealized depreciation                                (33,910,896)
                                                                   ------------
                                                                   $(23,024,322)
                                                                   ============

**  Rates shown are the rates as of September 30, 2000.

*** Rates shown are the effective yields as of September 30, 2000.

+ Securities with a market value of $208,875,865 have been pledged as collateral for reverse repurchase agreements.

++ Securities pledged as collateral with a value of $3,714,225 on 1,562 short and 201 long U.S. Treasury Notes futures contracts, 233 long Euro-Bobl futures contracts and 202 long Euro-Bond futures contracts expiring December 2000. The value of such contracts on September 30, 2000 was $216,698,669, thereby resulting in an unrealized loss of $188,480.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                            MANAGED INCOME PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $1,735,391,145) .............   $1,714,192,525
   Collateral received for securities loaned ..............       37,654,320
   Collateral received for swap contracts .................          642,335
   Interest receivable ....................................       17,531,716
   Interest receivable on interest rate swaps .............           41,091
   Principal receivable ...................................            1,332
   Investments sold receivable ............................       69,220,929
   Capital shares sold receivable .........................        1,366,684
   Prepaid expenses .......................................           10,538
   Futures margin receivable ..............................           57,803
   Unrealized appreciation on interest rate swaps .........          483,763
                                                              --------------
          TOTAL ASSETS ....................................    1,841,203,036
                                                              --------------
LIABILITIES
   Payable upon return of securities loaned ...............       37,654,320
   Payable upon termination of swap contracts .............          642,335
   Reverse repurchase agreements payable ..................      208,160,103
   Investments purchased payable ..........................      119,153,616
   Capital shares redeemed payable ........................        2,307,629
   Distributions payable ..................................        7,615,865
   Advisory fees payable ..................................          428,668
   Administrative fees payable ............................          253,447
   Transfer agent fees payable ............................           34,496
   Other accrued expenses payable .........................          231,912
   Futures margin payable .................................          124,437
   Unrealized depreciation on interest rate swaps .........          348,687
                                                              --------------
          TOTAL LIABILITIES ...............................      376,955,515
                                                              --------------
NET ASSETS (Applicable to 116,818,489 Institutional
   shares, 28,646,014 Service shares, 1,707,019
   Investor A shares, 487,197 Investor B shares and
   3,091 Investor C shares outstanding)                       $1,464,247,521
                                                              ==============

NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL, SERVICE
   AND INVESTOR A SHARE ($1,459,385,577 / 147,171,522)                $ 9.92
                                                                      ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE                    $ 9.92
                                                                      ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.92 / 0.955 )                                                   $10.39
                                                                      ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($4,831,326 / 487,197)                        $ 9.92
                                                                      ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($30,618 / 3,091)                             $ 9.91
                                                                      ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                          INTERNATIONAL BOND PORTFOLIO

                                                  Par**
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
FOREIGN BONDS -- 57.3%
CANADA -- 1.1%
   Canada Trust Company Mortgage
     5.63%                          01/01/02      1,715         $  1,131,075
                                                                ------------
DENMARK -- 19.5%
   City of Copenhagen
     6.25%                          03/15/01     33,000            3,906,685
   Kingdom of Denmark
     8.00%                          03/15/06      5,000              654,051
   Nykredit Corp.
     4.00%+                         01/01/01     32,000            3,763,508
   Realkredit Danmark
     4.00%                          01/01/01      3,000              352,829
     8.00%+                         10/01/32     30,800            3,639,499
   Totalkredit
     8.00%+                         10/01/32     40,000            4,726,622
   Unikredit Realkredit
     8.00%+                         10/01/32     32,000            3,781,298
                                                                ------------
                                                                  20,824,492
                                                                ------------
FRANCE -- 3.4%
   Government of France
     5.50%                          10/25/07          0                  438
   Government of France (TIP)
     3.40%+                         07/25/29      4,250            3,626,729
                                                                ------------
                                                                   3,627,167
                                                                ------------
GERMANY -- 0.7%
   Dresdner Funding Trust II
     5.79%                          06/30/11      1,000              792,569
                                                                ------------
GREECE -- 6.1%
   Hellenic Republic
     5.90%                          02/11/03  2,500,000            6,524,065
                                                                ------------
ITALY -- 5.8%
   Buoni Poliennali del Tes
     6.75%                          07/01/07          0                  348
     5.25%+                         11/01/29      5,500            4,398,097
   Tecnost International
     6.67%***                       06/23/04      2,000            1,793,354
                                                                ------------
                                                                   6,191,799
                                                                ------------
JAPAN -- 1.4%
   Japan Government
     2.20%                          06/22/20    170,000            1,516,911
                                                                ------------
SWEDEN -- 12.7%
   AB Spintab
     6.25%                          09/18/02     32,500            3,439,200
   Nordic Investment Bank
     6.00%                          08/01/03     29,800            3,137,860
   Stadshypotek AB
     9.00%                          09/19/01      2,000              215,658
     9.00%                          09/19/01     30,000            3,234,877
   Statens Bostadsfinansier
     6.50%                          09/18/02     32,500            3,464,099
                                                                ------------
                                                                  13,491,694
                                                                ------------


                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
FOREIGN BONDS (CONTINUED)
UNITED KINGDOM -- 6.6%
   Abbey National Treasury Services
     8.00%                          04/02/03        600         $    916,729
   Bayerische Landesbank Girozentrale
     7.87%                          12/07/06      1,100            1,735,072
   Federal National Mortgage Association
     Global Bond
     6.87%++                        06/07/02      2,500            3,733,397
   Halifax Building Society PLC
     6.50%                          02/16/04        450              665,591
                                                                ------------
                                                                   7,050,789
                                                                ------------
TOTAL FOREIGN BONDS
  (Cost $64,988,017)                                              61,150,561
                                                                ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 0.2%
   U.S. Treasury Notes
     6.50%
     (Cost $163,781)                10/15/06     $  160              164,450
                                                                ------------
CORPORATE BONDS -- 7.0%
   Deutsche Telekom International
     Finance
     7.75%                          06/15/05      1,200            1,212,000
   Ford Motor Credit Co.
     7.60%+                         08/01/05      2,000            2,016,610
   Republic of Poland
     4.00%***                       10/27/24      3,340            2,254,500
   United Mexican States
     8.50%                          02/01/06      2,000            1,991,000
                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $7,352,717)                                                7,474,110
                                                                ------------
ASSET BACKED SECURITIES -- 30.5%
   Arcadia Automobile
     Receivables Trust,
     Series 97-B, Class A5
     6.70%                          02/15/05      3,000            2,993,438
   Chase Credit Card Master Trust,
     Series 98-6, Class A
     6.88%***                       08/15/04      3,500            3,511,620
   Chase Manhattan Auto
     Owner Trust,
     Series 92-4, Class A1
     5.80%                          02/17/03      4,000            3,968,125
   Chase Manhattan Grantor Trust,
     Series 96-B, Class A
     6.61%                          09/15/02        820              819,961
   First Security Auto Owners Trust,
     Series 00-2, Class A3
     6.83%                          07/15/04      2,500            2,503,906

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                    INTERNATIONAL BOND PORTFOLIO (CONCLUDED)

                                                  Par**
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
ASSET BACKED SECURITIES (CONTINUED)
   First USA Credit Card
     Master Trust,
     Series 95-2, Class A
     6.86%***                       10/16/00    $ 3,000         $  3,008,906
   Ford Credit Auto Owner Trust,
     Series 00-E, Class A4
     6.74%                          06/15/04      2,750            2,752,578
   Ford Credit Auto Owner Trust,
     Series 99-D, Class A4
     6.40%                          10/15/02      2,000            1,993,750
   MBNA Master Credit Card Trust,
     Series 95-J, Class A
     6.85%***                       04/15/05      3,500            3,513,125
   Premier Auto Trust,
     Series 99-1, Class A3
     5.69%                          11/08/02      3,000            2,978,438
   Standard Credit Card Master Trust,
     Series 94-4, Class A
     8.25%                          11/07/03      3,000            3,043,594
   Student Loan Marketing Association
     Student Loan Trust,
     Series 99-3, Class A2
     6.47%***                       07/25/12      1,500            1,498,828
                                                                ------------
                                                                  32,586,269
                                                                ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $32,457,669)                                              32,586,269
                                                                ------------
SHORT TERM INVESTMENTS -- 5.0%
   Federal Home Loan Bank Discount Notes
     6.28%
   (Cost $5,299,075)                10/02/00      5,300            5,299,075
                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $110,261,259*)                           100.0%        $106,674,465
                                                                ============
REVERSE REPURCHASE AGREEMENTS -- (27.3%)
   Lehman Brothers
     (Agreement dated 08/31/00 to be
     repurchased at $1,609,500.
     Collateralized by $2,000,000 Ford Motor
     Credit 7.60% due 08/01/05. The value of
     the collateral is $2,042,218.)
     6.68%                          10/02/00     $1,600           (1,609,500)
   Salomon Smith Barney
     (Agreement dated 08/31/00 to be
     repurchased at $3,634,993.
     Collateralized by $4,250,000 Government
     of France Bonds 3.40% due 07/28/29. The
     value of the collateral is $4,077,516.)
     4.75%                          10/02/00      3,620           (3,634,515)



                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
   Salomon Smith Barney
     (Agreement dated 09/29/00 to be
     repurchased at $15,678,553.
     Collateralized by $32,000,000 Nykredit
     Corp. 4.00% due 01/01/01, $30,700,000
     Realkredit Danmark 8.00% due 10/01/32,
     $39,900,000 Totalkredit 8.00% due
     10/01/32 and $32,000,000 Unikredit
     Realkredit 8.00% due 10/01/32. The
     value of the collateral is $16,177,999.)
     6.00%                          10/06/00    $15,660        $(15,665,506)
   Salomon Smith Barney
     (Agreement dated 09/13/00 to be
     repurchased at $4,575,938.
     Collateralized by $5,500,000 Buoni
     Poliennali del Tes 5.25% due 11/01/29.
     The value of the collateral is
     $4,508,316.)
     4.72%                          11/10/00      4,541           (4,552,120)
   Salomon Smith Barney
     (Agreement dated 09/28/00 to be
     repurchased at $3,667,218.
     Collateralized by $4,250,000 Government
     of France Bond 3.40% due 07/25/29. The
     value of the collateral is $4,055,175.)
     4.91%                          12/06/00      3,635           (3,634,993)
                                                                ------------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $29,058,281)                                            $(29,096,634)
                                                                ============
------------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation                                $   838,648
       Gross unrealized depreciation                                 (4,425,442)
                                                                    -----------
                                                                    $(3,586,794)
                                                                    ===========
**  In local currency.

*** Rates shown are the effective yields as of September 30, 2000.

+ Securities with a market value of $30,861,224 have been pledged as collateral for reverse repurchase agreements.

++ Securities pledged as collateral with a value of $1,477,648 on 116 short U.S. Treasury Notes futures contracts, 125 long Euro-Bobl futures contracts, 50 long Euro-Bond futures contracts, 130 long Euro-Euribor futures contracts, 15 long JPN 10Y Bonds futures contracts, 110 long Euro-Schatz futures contracts, 110 long Euro-Swiss Futures contracts expiring December 2000 and 30 short Euro-Bond future contracts expiring March 2001. The value of such contracts on September 30, 2000 was $117,008,079, thereby resulting in an unrealized gain of $138,108.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                          INTERNATIONAL BOND PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $110,261,259) ...............     $106,674,465
   Cash denominated in foreign currencies (Cost $951,796) .          959,876
   Cash ...................................................           41,821
   Interest receivable ....................................        1,494,122
   Investments sold receivable ............................        5,552,693
   Capital shares sold receivable .........................          140,999
   Prepaid expenses .......................................            5,406
   Futures margin receivable ..............................           69,094
   Net unrealized appreciation on forward foreign
     currency contracts ...................................           42,092
                                                                ------------
          TOTAL ASSETS ....................................      114,980,568
                                                                ------------
LIABILITIES
   Reverse repurchase agreements payable ..................       29,096,634
   Capital shares redeemed payable ........................          274,973
   Distributions payable ..................................          392,949
   Advisory fees payable ..................................           39,702
   Administrative fees payable ............................           16,462
   Transfer agent fees payable ............................            6,908
   Other accrued expenses payable .........................           70,116
   Futures margin payable .................................           16,284
   Net unrealized depreciation on forward foreign
     currency contracts ...................................          856,878
                                                                ------------
          TOTAL LIABILITIES ...............................       30,770,906
                                                                ------------

NET ASSETS (Applicable to 6,469,976 Institutional shares,
   382,719 Service shares, 508,218 Investor A shares,
   307,045 Investor B shares and 208,310 Investor C
   shares outstanding)                                          $ 84,209,662
                                                                ============
NET ASSET VALUE AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND INVESTOR A
   SHARE ($78,699,222 / 7,360,913)                                    $10.69
                                                                      ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE                    $10.69
                                                                      ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.69 / 0.950)                                                   $11.25
                                                                      ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($3,283,191 / 307,045)                        $10.69
                                                                      ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($2,227,249 / 208,310)                        $10.69
                                                                      ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                            HIGH YIELD BOND PORTFOLIO

                                               Number of
AS OF SEPTEMBER 30, 2000                         Shares              Value
                                               ---------        ------------
COMMON STOCKS -- 0.5%
   Completel Europe NV                           28,000         $    199,500
   Ubiquitel, Inc.                               50,000              450,000
                                                                ------------
TOTAL COMMON STOCKS
  (Cost $952,460)                                                    649,500
                                                                ------------
PREFERRED STOCK -- 6.5%
   Adelphia Business Solutions, Inc.,
     Series B (PIK) 12.875%                       3,667            2,457,092
   DIVA Systems Corp. Warrants                    4,500               22,500
   Key Energy Services, Inc. Warrants             1,000                7,000
   Mattress Discounters Co. Warrants              1,500               15,000
   Nextel Communications, Inc., Cumulative
     Series E (PIK) 11.125%                       2,412            2,328,534
   Nextlink Communications, Inc.
     (PIK)  14.00%                                1,219               54,863
   PF.Net Communications Warrants                 1,000              236,000
   R&B Falcon Corp. (PIK)  13.875%                2,360            3,021,557
   Ubiquitel, Inc. Warrants                      30,000              232,500
                                                                ------------
TOTAL PREFERRED STOCK
  (Cost $8,844,780)                                                8,375,046
                                                                ------------

                                                  Par
                                   Maturity      (000)
                                   ---------    -------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 0.6%
   U.S. Treasury Notes
     6.12%                          08/15/07     $  410              414,485
     4.75%                          11/15/08        400              370,250
                                                                ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $780,195)                                                    784,735
                                                                ------------
CORPORATE BONDS -- 91.8%
ELECTRONICS -- 2.9%
   Amkor Technologies, Inc.
     10.50%                         05/01/09        500              508,750
   Amkor Technologies, Inc., Sr. Notes
     9.25%                          05/01/06      1,000              990,000
   Condor Systems, Inc., Series 144A
     11.87%                         05/01/09      1,000              660,000
   DIVA Systems Corp., Sr. Discount Notes,
     Series B (STEP)
     15.64%***                      03/01/08      1,500              690,000
   Knowles Electronics, Inc., Series 144A
     13.12%                         10/15/09      1,000              940,000
                                                                ------------
                                                                   3,788,750
                                                                ------------
FINANCIAL -- 3.1%
   Ameriserve Finance, Inc., Series 144A
     12.00%                         09/15/06        500              115,000
   Larwin Group - Participation in Asset
     Exchange
     7.00%                          12/01/20          4                4,310
   Madison River Capital LLC, Sr. Notes
     13.25%                         03/01/10      2,000            1,600,000
   Orion Power Hldgs., Inc., Sr. Notes,
     Series 144A
     12.00%+                        05/01/10      1,500            1,605,000
   PX Escrow Corp., Sr. Discount Notes
     (STEP)
     18.23%***                      02/01/06      2,000              700,000
                                                                ------------
                                                                   4,024,310
                                                                ------------


                                                  Par
                                    Maturity     (000)              Value
                                   ---------    -------         ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL -- 30.2%
   Allied Waste North America, Inc., Series B
     10.00%+                        08/01/09     $2,000         $  1,735,000
   Amtran, Inc.
     10.50%                         08/01/04      1,000              930,000
   Bio-Rad Laboratories, Inc., Sr. Sub. Notes
     11.62%                         02/15/07      1,000            1,050,000
   Calpine Corp., Sr. Notes
     9.25%                          02/01/04        550              549,928
   D.R. Horton, Inc.
     10.50%                         04/01/05      1,500            1,552,500
   D.R. Horton, Inc., Sr. Notes
     10.00%                         04/15/06        250              252,500
   Doman Industries Ltd., Sr. Notes
     8.75%+                         03/15/04      2,000            1,440,000
   Fountain View, Inc., Series B
     11.25%                         04/15/08      1,000              250,000
   Golden Northwest Aluminum
     First Mortgage Notes
     12.00%                         12/15/06      2,750            2,805,000
   Hollywood Entertainment Co.,
     Sr. Sub. Notes, Series B
     10.62%                         08/15/04      1,020              785,400
   Hosiery Corp. of America, Inc.,
     Sr. Sub. Notes
     13.75%                         08/01/02      4,000            3,440,000
   Kasper A.S.L. Ltd., Sr. Notes
     13.00%                         03/31/04      1,500              855,000
   Knology Hldgs., Inc., Sr.
     Discount Notes (STEP)
     14.33%***                      10/15/07      4,000            1,920,000
   Lyondell Chemical Corp., Sr. Sub. Notes
     10.87%                         05/01/09      2,000            1,945,000
   National Equipment Services Co., Series D
     10.00%                         11/30/04      2,000            1,500,000
   Nebco Evans Hldg. Co.,
     Sr. Discount Notes (STEP)
     17.25%***                      07/15/07        800                1,000
   Oakwood Homes Corp., Sr. Notes
     8.12%                          03/01/09        250               81,875
   Oxford Health Plans, Sr. Notes
     11.00%                         05/15/05      2,000            2,120,000
   Phoenix Color Corp., Sr. Sub. Notes
     10.37%                         02/01/09        500              421,250
   Pogo Producing Co., Sr. Sub.
     Notes, Series B
     10.37%                         02/15/09      1,500            1,567,500
   Polaroid Corp., Sr. Notes
     11.50%                         02/15/06      1,000            1,037,500
   Railamerica Transport Corp.,
     Sr. Sub. Notes, Series 144A
     12.87%                         08/15/10      1,000              945,000
   Repap New Brunswick Inc., Sr. Notes
     11.50%                         06/01/04      1,200            1,338,000
   Revlon Consumer Products, Sr. Sub. Notes
     8.62%                          02/01/08      2,000            1,180,000
   St. John Knits Intl., Inc.
     12.50%                         07/01/09      1,000              970,000
   The AES Corp., Sr. Notes
     9.37%                          09/15/10      1,000            1,010,000
   The Ryland Group, Inc., Sr. Notes
     9.75%                          09/01/10        750              746,250
   United Industries Corp.,
     Sr. Sub. Notes, Series B
     9.87%                          04/01/09      1,250              562,500

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                  Par
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   Veritas DGC, Inc., Sr. Notes
     9.75%                          10/15/03     $2,025         $  2,055,375
   Wabtec Corp., Sr. Notes
     9.37%                          06/15/05      1,500            1,447,500
   Waterford Gaming LLC,
     Sr. Notes, Series 144A
     9.50%                          03/15/10      1,991            1,961,135
   Woods Equipment Co., Series B
     12.00%                         07/15/09      1,000              740,000
                                                                ------------
                                                                  39,195,213
                                                                ------------
OIL & GAS -- 11.9%
   CMS Energy and Atlantic
     Methanol Co., Series 144A
     10.87%                         12/15/04      2,500            2,487,500
   Grey Wolf, Inc., Series C
     8.87%+                         07/01/07      3,000            2,925,000
   Grey Wolf, Inc., Sr. Notes
     8.87%                          07/01/07        500              487,500
   Key Energy Services, Inc., Series B
     14.00%                         01/15/09        500              568,750
   Nuevo Energy Co., Sr. Sub. Notes,
     Series 144A
     9.37%                          10/01/10      2,000            2,000,000
   R&B Falcon Corp., Sr. Notes
     12.25%                         03/15/06      2,000            2,380,000
   Range Resources Corp., Sr. Sub. Notes
     8.75%                          01/15/07      1,000              950,000
   Swift Energy Co., Sr. Sub. Notes
     10.25%                         08/01/09      1,550            1,592,625
   Triton Energy Ltd., Sr. Notes
     9.25%                          04/15/05      2,000            2,030,000
                                                                ------------
                                                                  15,421,375
                                                                ------------
RETAIL -- 2.8%
   Mattress Discounters Corp.,
     Series B
     12.62%                         07/15/07      1,500            1,387,500
   Sonic Automotive, Inc., Series B
     11.00%                         08/01/08      2,500            2,250,000
                                                                ------------
                                                                   3,637,500
                                                                ------------
SPECIAL PURPOSE -- 12.5%
   Boyd Gaming Corp.
     9.25%                          10/01/03        500              495,000
   Concentra Operating Corp.
     13.00%                         08/15/09      2,000            1,760,000
   Felcor Lodging LP, Sr. Notes,
     Series 144A
     9.50%                          09/15/08      1,000              996,250
   Fox Family Worldwide, Inc., Sr. Notes
     9.25%                          11/01/07      2,000            1,925,000
   Hanger Orthopedic Group, Sr. Sub. Notes
     11.25%                         06/15/09        500              447,500
   Lifepoint Hospitals Hldg., Inc., Series B
     10.75%                         05/15/09      1,500            1,575,000
   MGM Grand, Inc., Sr. Sub Notes
     9.75%                          06/01/07      1,500            1,548,750
   National Wine & Spirits Inc., Sr. Notes
     10.12%                         01/15/09      1,250            1,187,500
   Premier Parks, Inc., Sr. Notes
     9.25%                          04/01/06      1,000              940,000
   RBF Finance Co.
     11.37%                         03/15/09      1,000            1,155,000


                                                  Par
                                   Maturity      (000)              Value
                                   ---------    -------         ------------
CORPORATE BONDS (CONTINUED)
SPECIAL PURPOSE (CONTINUED)
   Station Casino, Inc., Sr. Sub. Notes,
     Series 144A
     9.87%                          07/01/10     $1,500         $  1,507,500
   Unilab Finance Corp., Sr. Sub. Notes
     12.75%                         10/01/09      1,500            1,633,125
   Zais Investment Grade Ltd., Series 144A
     9.95%                          09/23/14      1,000            1,018,300
                                                                ------------
                                                                  16,188,925
                                                                ------------
TELECOMMUNICATIONS -- 28.4%
   Adelphia Communications Corp.,
     Sr. Notes, Series B
     8.12%                          07/15/03      3,000            2,850,000
   Alliance Atlantis Communications, Inc.,
     Sr. Sub. Notes
     13.00%                         12/15/09      1,500            1,552,500
   British Sky Broadcasting
     8.20%                          07/15/09      1,000              937,370
   Clearnet Communications, Inc.,
     Sr. Discount Notes (STEP)
     9.44%***                       12/15/05         50               52,500
   Fairpoint Communications, Inc.,
     Sr. Sub. Notes
     12.50%                         05/01/10      2,000            1,950,000
   Flag Telecommunications Hldg. Ltd.,
     Sr. Notes
     11.62%                         03/30/10      1,000              900,000
   Hyperion Telecommunications, Inc.,
     Sr. Notes, Series B
     12.25%***                      09/01/04      1,350            1,255,500
   James Cable Partners LP,
     Sr. Notes, Series B
     10.75%                         08/15/04      1,000              850,000
   MGC Communications, Inc.,  Sr. Notes
     13.00%                         04/01/10      2,750            1,650,000
   Nextel Communcations, Inc., Sr. Notes
     12.00%+                        11/01/08      2,000            2,130,000
   Nextel International, Inc., Sr. Notes,
     Series 144A
     12.75%                         08/01/10      1,000              975,000
   Nextel Partners, Inc., Sr. Notes,
     Series 144A
     11.00%                         03/15/10      1,000            1,005,000
   Nextlink Communications, Inc.,
     Sr. Discount Notes (STEP)
     12.15%***                      12/01/09      3,017            1,568,840
   Nextlink Communications, Inc., Sr. Notes
     12.50%                         04/15/06      1,000              980,000
   Northeast Optic Network, Inc., Sr. Notes
     12.75%                         08/15/08      2,000            1,720,000
   Partner Communications Co., Ltd.
     Sr. Sub. Notes
     13.00%                         08/15/10      1,000              950,000
   PF.Net Communications, Inc., Sr. Notes,
     Series 144A
     13.75%                         05/15/10      1,000              735,000
   PSInet, Inc., Sr. Notes
     10.50%                         12/01/06      2,500            1,600,000
   RSL Communications Ltd.
     12.25%                         11/15/06      2,000              360,000
   Sinclair Broadcast Group, Sr. Sub Notes
     10.00%                         09/30/05        200              199,000
   Spectrasite Hldgs., Inc., Sr.
     Discount Notes (STEP)
     13.96%***                      07/15/08      2,000            1,340,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      HIGH YIELD BOND PORTFOLIO (CONCLUDED)

                                              Par/Shares
AS OF SEPTEMBER 30, 2000           Maturity      (000)              Value
                                   ---------    -------         ------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
   Teligent, Inc., Sr. Notes
     11.50%                         12/01/07    $ 2,000         $    860,000
   Ubiquitel Operating Co.,
     Series 144A (STEP)
     12.81%***                      04/15/10      3,000            1,447,500
   United Pan-Europe Communications,
     Series B
     11.25%+                        02/01/10      4,000            3,480,000
   Voicestream Wireless Hldg. Co.,
     Sr. Notes
     10.37%                         11/15/09      2,000            2,200,000
   Williams Communication Group, Inc.,
     Sr. Notes, Series 144A
     11.70%                         08/01/08      1,000              952,500
   Worldwide Fiber, Inc., Sr. Notes
     12.50%                         12/15/05      1,500            1,432,500
     12.00%                         08/01/09      1,000              880,000
                                                                ------------
                                                                  36,813,210
                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $130,587,469)                                            119,069,283
                                                                ------------
SHORT TERM INVESTMENTS -- 0.6%
   Federal Home Loan Bank
     Discount Notes
     6.28%                          10/02/00        700              699,878
   Galileo Money Market Fund                         59               58,927
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $758,805)                                                    758,805
                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $141,923,710*)                           100.0%         $129,637,369
                                                                ============
-------------------
* Cost for Federal income tax purposes is $142,146,511. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation                               $  2,376,666
       Gross unrealized depreciation                                (14,885,808)
                                                                   ------------
                                                                   $(12,509,142)
                                                                   ============

*** Rates shown are the effective yields as of September 30, 2000.

+ Securities with a market value of $14,723,335 have been pledged as collateral for reverse repurchase agreements.


                            INVESTMENT ABBREVIATIONS

                           CPI      Consumer Price Index
                           IO       Interest Only
                           PIK      Payment In Kind
                           PO       Principal Only
                           STEP     Step Bonds

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                            HIGH YIELD BOND PORTFOLIO

SEPTEMBER 30, 2000

ASSETS
   Investments at value (Cost $141,923,710) ...............     $129,637,369
   Collateral received for securities loaned ..............        9,999,638
   Interest receivable ....................................        3,802,044
   Investments sold receivable ............................        5,086,701
   Capital shares sold receivable .........................          264,052
   Prepaid expenses .......................................           17,665
                                                                ------------
          TOTAL ASSETS ....................................      148,807,469
                                                                ------------
LIABILITIES
   Payable upon return of securities loaned ...............        9,999,638
   Investments purchased payable ..........................        3,920,677
   Reverse repurchase agreements payable ..................       11,671,355
   Capital shares redeemed payable ........................          157,987
   Distributions payable ..................................        1,205,782
   Advisory fees payable ..................................           34,891
   Administrative fees payable ............................           23,557
   Transfer agent fees payable ............................            3,475
   Other accrued expenses payable .........................          158,731
                                                                ------------
          TOTAL LIABILITIES ...............................       27,176,093
                                                                ------------
  NET ASSETS (Applicable to 12 BlackRock shares, 8,169,120
   Institutional shares, 4,814 Service shares, 571,334
   Investor A shares, 4,476,291 Investor B shares and
   421,458 Investor C shares outstanding)                       $121,631,376
                                                                ============
NET ASSET VALUE AND REDEMPTION PRICE PER
   BLACKROCK, INSTITUTIONAL, SERVICE, AND
   INVESTOR A SHARE ($77,975,909 / 8,745,280)                          $8.92
                                                                       =====
OFFERING PRICE PER BLACKROCK, INSTITUTIONAL AND
   SERVICE SHARE                                                       $8.92
                                                                       =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($8.92 / 0.950)                                                     $9.39
                                                                       =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($39,897,077 / 4,476,291)                      $8.91
                                                                       =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($3,758,390 / 421,458)                         $8.92
                                                                       =====

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONSczxczcxczxczcxv

                                                                                     Intermediate
                                                                Low Duration          Government            Intermediate
                                                                    Bond                 Bond                  Bond
FOR THE YEAR ENDED SEPTEMBER 30, 2000                            Portfolio             Portfolio             Portfolio
                                                              ----------------       -------------          ------------
Investment Income:
   Interest ..........................................          $23,472,860           $28,060,289           $51,168,520
   Dividends .........................................                   --                    --                    --
                                                                -----------           -----------           -----------
     Total investment income .........................           23,472,860            28,060,289            51,168,520
                                                                -----------           -----------           -----------
   Expenses:
   Investment advisory fee ...........................            1,368,281             1,950,681             3,260,340
   Administration fee ................................              629,409               897,313             1,469,343
   Custodian fee .....................................               74,952                83,402               132,388
   Transfer agent fee ................................               74,070               126,578               191,552
   Shareholders servicing fees .......................               54,128                64,746                47,098
   Shareholders processing fees ......................               42,414                53,837                42,635
   Distribution fees .................................               68,838                11,774                10,568
   Legal and audit ...................................                1,707                 7,610                11,971
   Printing ..........................................               23,619                38,900                72,871
   Registration fees and expenses ....................               53,900                38,503                85,617
   Trustees' fees and officers' salary ...............                5,205                 7,148                 9,351
   Other .............................................               21,153                27,332                44,741
                                                                -----------           -----------           -----------
                                                                  2,417,676             3,307,824             5,378,475
   Less fees waived ..................................             (891,819)             (829,349)           (1,552,852)
                                                                -----------           -----------           -----------
     Total operating expenses ........................            1,525,857             2,478,475             3,825,623
                                                                -----------           -----------           -----------
   Interest expense ..................................            5,122,159             1,638,791             5,403,635
                                                                -----------           -----------           -----------
     Total expenses ..................................            6,648,016             4,117,266             9,229,258
                                                                -----------           -----------           -----------
Net investment income ................................           16,824,844            23,943,023            41,939,262
                                                                -----------           -----------           -----------
Realized  and  unrealized  gain  (loss)  on
   investments  and  foreign  currency  transactions:
   Net realized gain (loss) from:
     Investment transactions .........................           (1,857,191)           (3,365,317)           (6,725,852)
     Futures and options .............................             (320,141)             (867,355)              202,937
     Swap contracts ..................................                   --               192,250               361,430
     Foreign currency and forward
       foreign currency transactions .................              (13,055)                   --                    --
                                                                -----------           -----------           -----------
                                                                 (2,190,387)           (4,040,422)           (6,161,485)
                                                                -----------           -----------           -----------
Change in unrealized appreciation (depreciation) from:
     Investments .....................................            1,766,642             3,698,165             9,205,745
     Futures .........................................              158,469                (8,725)              (30,805)
     Swap contracts ..................................               18,753                 7,378                15,314
     Foreign currency and forward
       foreign currency transactions .................               74,854                    --                    --
                                                                -----------           -----------           -----------
                                                                  2,018,718             3,696,818             9,190,254
                                                                -----------           -----------           -----------
Net gain (loss) on investments and
   foreign currency transactions .....................             (171,669)             (343,604)            3,028,769
                                                                -----------           -----------           -----------
Net increase in net assets
   resulting from operations .........................          $16,653,175           $23,599,419           $44,968,031
                                                                ===========           ===========           ===========




                                                                  Core                Government
                                                                  Bond                  Income                 GNMA
FOR THE YEAR ENDED SEPTEMBER 30, 2000                           Portfolio              Portfolio            Portfolio
                                                               -----------            ----------            ----------
Investment Income:
   Interest ..........................................         $87,347,881            $3,012,003            $8,196,411
   Dividends .........................................             376,820                    --                    --
                                                               -----------            ----------            ----------
     Total investment income .........................          87,724,701             3,012,003             8,196,411
                                                               -----------            ----------            ----------
   Expenses:
   Investment advisory fee ...........................           5,908,849               181,931               563,212
   Administration fee ................................           2,583,520                83,688               235,525
   Custodian fee .....................................             200,965                21,989                35,873
   Transfer agent fee ................................             343,876                55,013                32,263
   Shareholders servicing fees .......................             148,875                91,041                 4,930
   Shareholders processing fees ......................             125,723                54,625                 3,053
   Distribution fees .................................             126,089               228,683                 2,457
   Legal and audit ...................................              38,968                 1,227                 2,148
   Printing ..........................................             129,905                 2,025                35,788
   Registration fees and expenses ....................             162,036                19,079                54,503
   Trustees' fees and officers' salary ...............              14,296                   750                 1,823
   Other .............................................              78,810                 4,907                16,669
                                                               -----------            ----------            ----------
                                                                 9,861,912               744,958               988,244
   Less fees waived ..................................          (3,190,657)             (126,791)             (362,060)
                                                               -----------            ----------            ----------
     Total operating expenses ........................           6,671,255               618,167               626,184
                                                               -----------            ----------            ----------
   Interest expense ..................................           2,756,417               514,361               907,513
                                                               -----------            ----------            ----------
     Total expenses ..................................           9,427,672             1,132,528             1,533,697
                                                               -----------            ----------            ----------
Net investment income ................................          78,297,029             1,879,475             6,662,714
                                                               -----------            ----------            ----------
Realized  and  unrealized  gain  (loss)  on
   investments  and  foreign  currency  transactions:
   Net realized gain (loss) from:
     Investment transactions .........................         (10,176,196)             (844,611)             (183,554)
     Futures and options .............................           1,996,577               372,654               247,372
     Swap contracts ..................................           1,766,811                15,380                    --
     Foreign currency and forward
       foreign currency transactions .................             (29,900)                   --                    --
                                                               -----------            ----------            ----------
                                                                (6,442,708)             (456,577)               63,818
                                                               -----------            ----------            ----------
Change in unrealized appreciation (depreciation) from:
     Investments .....................................          22,323,878               561,967               642,845
     Futures .........................................            (441,699)               30,683                10,481
     Swap contracts ..................................           1,086,084                 2,116               411,929
     Foreign currency and forward
       foreign currency transactions .................               3,657                    --                    --
                                                               -----------            ----------            ----------
                                                                22,971,920               594,766             1,065,255
                                                               -----------            ----------            ----------
Net gain (loss) on investments and
   foreign currency transactions .....................          16,529,212               138,189             1,129,073
                                                               -----------            ----------            ----------
Net increase in net assets
   resulting from operations .........................         $94,826,241            $2,017,664            $7,791,787
                                                               ===========            ==========            ==========



                                                                Managed              International         High Yield
                                                                 Income                  Bond                  Bond
FOR THE YEAR ENDED SEPTEMBER 30, 2000                          Portfolio               Portfolio            Portfolio
                                                              ------------           -------------         -----------
Investment Income:
   Interest ..........................................        $119,165,043           $ 4,776,934           $12,915,783
   Dividends .........................................             726,400                    --               881,597
                                                              ------------           -----------           -----------
     Total investment income .........................         119,891,443             4,776,934            13,797,380
                                                              ------------           -----------           -----------
   Expenses:
   Investment advisory fee ...........................           7,465,106               430,460               522,298
   Administration fee ................................           3,240,823               180,011               240,257
   Custodian fee .....................................             262,980                15,510                24,617
   Transfer agent fee ................................             509,455                35,957                57,866
   Shareholders servicing fees .......................             487,672                27,604                85,378
   Shareholders processing fees ......................             467,400                18,819                51,239
   Distribution fees .................................              39,802                38,546               222,143
   Legal and audit ...................................              22,014                 1,704                 7,207
   Printing ..........................................             148,763                 2,270                 9,590
   Registration fees and expenses ....................              39,164                33,414                45,472
   Trustees' fees and officers' salary ...............              25,353                 1,083                   611
   Other .............................................              99,969                 8,178                 7,843
                                                              ------------           -----------           -----------
                                                                12,808,501               793,556             1,274,521
   Less fees waived ..................................          (1,743,474)                   --              (160,665)
                                                              ------------           -----------           -----------
     Total operating expenses ........................          11,065,027               793,556             1,113,856
                                                              ------------           -----------           -----------
   Interest expense ..................................           9,983,191               358,120               565,862
                                                              ------------           ------------           -----------
     Total expenses ..................................          21,048,218             1,151,676             1,679,718
                                                              ------------           ------------           -----------
Net investment income ................................          98,843,225             3,625,258            12,117,662
                                                              ------------           -----------           -----------
Realized  and  unrealized  gain  (loss)  on
   investments  and  foreign  currency  transactions:
   Net realized gain (loss) from:
     Investment transactions .........................         (29,798,552)             (439,726)           (1,650,432)
     Futures and options .............................            (637,379)              968,969                    --
     Swap contracts ..................................           2,547,249                    --                    --
     Foreign currency and forward
       foreign currency transactions .................             (86,180)            5,123,792                    --
                                                              ------------           -----------           -----------
                                                               (27,974,862)            5,653,035            (1,650,432)
                                                              ------------           -----------           -----------
Change in unrealized appreciation (depreciation) from:
     Investments .....................................          29,924,381            (3,028,197)           (8,267,440)
     Futures .........................................            (397,446)             (289,201)                   --
     Swap contracts ..................................             135,076                    --                    --
     Foreign currency and forward
       foreign currency transactions .................              12,457              (539,511)                   --
                                                              ------------           -----------           -----------
                                                                29,674,468            (3,856,909)           (8,267,440)
                                                              ------------           -----------           -----------
Net gain (loss) on investments and
   foreign currency transactions .....................           1,699,606             1,796,126            (9,917,872)
                                                              ------------           -----------           -----------
Net increase in net assets
   resulting from operations .........................        $100,542,831           $ 5,421,384           $ 2,199,790
                                                              ============           ===========           ===========


See accompanying notes to financial statements.

50 and 51

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           LOW DURATION BOND PORTFOLIO
                      FOR THE YEAR ENDED SEPTEMBER 30, 2000

Cash provided by (used in) Operating Activities
   Investment income received ......................................      $  23,182,447
   Operating expenses paid .........................................         (1,469,578)
   Interest expense paid ...........................................         (5,122,159)
                                                                          -------------
Net increase in cash from operating activities .....................         16,590,710
                                                                          -------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments ..............................       (661,692,592)
   Proceeds from disposition of long-term portfolio investments ....        717,300,385
   Net purchases of short-term investments .........................        (15,174,331)
                                                                          -------------
Net increase in cash from investing activities .....................         40,433,462
                                                                          -------------
Cash provided by (used in) Financing Activities
   Cash dividends paid .............................................        (12,220,286)
   Net borrowing relative to reverse repurchase agreements .........        (20,308,643)
   Proceeds related to capital stock purchases .....................        163,124,263
   Cash paid related to capital stock redemptions ..................       (187,619,506)
                                                                          -------------
Net decrease in cash from financing activities .....................        (57,024,172)
                                                                          -------------
Net increase (decrease) in cash ....................................                 --
Cash at beginning of year ..........................................                 --
                                                                          -------------
Cash at end of year ................................................      $          --
                                                                          =============

Net increase in net assets resulting from operations ...............         16,653,175

Adjustments:
   Increase in interest receivable .................................            (64,828)
   Amortization of premium and accretion of discount ...............           (225,585)
   Increase in accrued expenses ....................................             47,300
   Decrease in prepaid expenses ....................................              8,979
   Net realized and changes in unrealized gain (loss) on investments            171,669
                                                                          -------------
Total adjustments ..................................................            (62,465)
                                                                          -------------

NET INCREASE IN CASH FROM OPERATING ACTIVITIES .....................      $  16,590,710
                                                                          =============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           INTERMEDIATE BOND PORTFOLIO
                      FOR THE YEAR ENDED SEPTEMBER 30, 2000

Cash provided by (used in) Operating Activities
   Investment income received ......................................      $    51,423,423
   Operating expenses paid .........................................           (3,701,692)
   Interest expense paid ...........................................           (6,263,311)
                                                                          ---------------
Net increase in cash from operating activities .....................           41,458,420
                                                                          ---------------

Cash provided by (used in) Investing Activities
   Purchases of long-term investments ..............................       (1,598,139,446)
   Proceeds from disposition of long-term portfolio investments ....        1,492,013,932
   Net purchases of short-term investments .........................           (1,056,033)
                                                                          ---------------
Net decrease in cash from investing activities .....................         (107,181,547)
                                                                          ---------------

Cash provided by (used in) Financing Activities
   Cash dividends paid .............................................          (36,517,663)
   Net borrowing relative to reverse repurchase agreements .........          (42,074,434)
   Proceeds related to capital stock purchases .....................          318,014,739
   Cash paid related to capital stock redemptions ..................         (173,699,515)
                                                                          ---------------
Net increase in cash from financing activities .....................           65,723,127
                                                                          ---------------
Net increase (decrease) in cash ....................................                   --
Cash at beginning of year ..........................................                   --
                                                                          ---------------
Cash at end of year ................................................      $            --
                                                                          ===============

Net increase in net assets resulting from operations ...............      $    44,968,031

Adjustments:
   Increase in interest receivable .................................             (488,569)
   Amortization of premium and accretion of discount ...............             (116,186)
   Increase in accrued expenses ....................................              109,823
   Decrease in prepaid expenses ....................................               14,090
   Net realized and changes in unrealized gain (loss) on investments           (3,028,769)
                                                                          ---------------
Total adjustments ..................................................           (3,509,611)
                                                                          ---------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES .....................      $    41,458,420
                                                                          ===============


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           GOVERNMENT INCOME PORTFOLIO
                      FOR THE YEAR gENDED SEPTEMBER 30, 2000

Cash provided by (used in) Operating Activities
   Investment income received ......................................       $  3,459,898
   Operating expenses paid .........................................           (647,361)
   Interest expense paid ...........................................           (551,779)
                                                                           ------------
Net increase in cash from operating activities .....................          2,260,758
                                                                           ------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments ..............................        (78,517,290)
   Proceeds from disposition of long-term portfolio investments ....        108,001,061
   Net purchases of short-term investments .........................         (2,127,121)
                                                                           ------------
Net increase in cash from investing activities .....................         27,356,650
                                                                           ------------
Cash provided by (used in) Financing Activities
   Cash dividends paid .............................................           (890,156)
   Net borrowing relative to reverse repurchase agreements .........        (14,973,999)
   Proceeds related to capital stock purchases .....................         11,988,056
   Cash paid related to capital stock redemptions ..................        (25,741,309)
                                                                           ------------
Net decrease in cash from financing activities .....................        (29,617,408)
                                                                           ------------
Net increase (decrease) in cash ....................................                 --
Cash at beginning of year ..........................................                 --
                                                                           ------------
Cash at end of year ................................................       $         --
                                                                           ============

Net increase in net assets resulting from operations ...............         $2,017,664

Adjustments:
   Decrease in interest receivable .................................            401,364
   Amortization of premium and accretion of discount ...............              9,113
   Decrease in accrued expenses ....................................            (27,746)
   Increase in prepaid expenses ....................................             (1,448)
   Net realized and changes in unrealized gain (loss) on investments           (138,189)
                                                                           ------------
Total adjustments ..................................................            243,094
                                                                           ------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES .....................       $  2,260,758
                                                                           ============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                                 GNMA PORTFOLIO
                      FOR THE YEAR ENDED SEPTEMBER 30, 2000


Cash provided by (used in) Operating Activities
   Investment income received ......................................      $   8,085,933
   Operating expenses paid .........................................           (572,809)
   Interest expense paid ...........................................           (907,513)
                                                                          -------------
Net increase in cash from operating activities .....................          6,605,611
                                                                          -------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments ..............................       (217,332,817)
   Proceeds from disposition of long-term portfolio investments ....        247,699,343
   Net purchases of short-term investments .........................         (4,626,530)
                                                                          -------------
Net increase in cash from investing activities .....................         25,739,996
                                                                          -------------
Cash provided by (used in) Financing Activities
   Cash dividends paid .............................................         (6,851,744)
   Net borrowing relative to reverse repurchase agreements .........        (10,131,965)
   Proceeds related to capital stock purchases .....................         20,236,358
   Cash paid related to capital stock redemptions ..................        (35,598,256)
                                                                          -------------
Net decrease in cash from financing activities .....................        (32,345,607)
                                                                          -------------
Net increase (decrease) in cash ....................................                 --
Cash at beginning of year ..........................................                 --
                                                                          -------------
Cash at end of year ................................................      $          --
                                                                          =============

Net increase in net assets resulting from operations ...............      $   7,791,787

Adjustments:
   Increase in interest receivable .................................            (73,194)
   Amortization of premium and accretion of discount ...............            (37,284)
   Increase in accrued expenses ....................................             31,753
   Decrease in prepaid expenses ....................................             21,622
   Net realized and changes in unrealized gain (loss) on investments         (1,129,073)
                                                                          -------------
Total adjustments ..................................................         (1,186,176)
                                                                          -------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES .....................      $   6,605,611
                                                                          =============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Low Duration
                                                                             Bond Portfolio
                                                                   ----------------------------------
                                                                      For the              For the
                                                                    Year Ended            Year Ended
                                                                      9/30/00              9/30/99
                                                                   ------------          ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................         $ 16,824,844          $ 17,395,274
    Net realized gain (loss) on investments,
      futures contracts, options contracts, swap contracts
      and foreign currency related transactions ..........           (2,190,387)              (98,433)
    Net unrealized appreciation (depreciation)
      on investments, futures contracts, swap contracts
      and foreign currency related transactions ..........            2,018,718            (6,133,725)
                                                                   ------------          ------------
    Net increase (decrease) in net assets
      resulting from operations ..........................           16,653,175            11,163,116
                                                                   ------------          ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................           (6,381,700)           (6,048,576)
    Institutional Class ..................................           (8,766,645)          (10,205,420)
    Service Class ........................................             (966,066)             (982,999)
    Investor A Class .....................................             (143,501)             (146,545)
    Investor B Class .....................................             (398,425)             (153,762)
    Investor C Class .....................................              (50,867)              (33,050)
                                                                   ------------          ------------
    Total distributions from net investment income .......          (16,707,204)          (17,570,352)
                                                                   ------------          ------------
Net realized gains:
    BlackRock Class ......................................                   --                    --
    Institutional Class ..................................                   --                    --
    Service Class ........................................                   --                    --
    Investor A Class .....................................                   --                    --
    Investor B Class .....................................                   --                    --
    Investor C Class .....................................                   --                    --
                                                                   ------------          ------------
    Total distributions from net realized gains ..........                   --                    --
                                                                   ------------          ------------
    Total distributions to shareholders ..................          (16,707,204)          (17,570,352)
                                                                   ------------          ------------
Capital share transactions ...............................          (20,518,222)          (57,491,456)
                                                                   ------------          ------------
    Total increase (decrease) in net assets ..............          (20,572,251)          (63,898,692)
                                                                   ------------          ------------
Net assets:
    Beginning of period ..................................          265,464,295           329,362,987
                                                                   ------------          ------------
    End of period ........................................         $244,892,044          $265,464,295
                                                                   ============          ============




                                                                        Intermediate Government
                                                                             Bond Portfolio
                                                                   ----------------------------------
                                                                      For the               For the
                                                                    Year Ended            Year Ended
                                                                      9/30/00               9/30/99
                                                                   ------------          ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................         $ 23,943,023          $ 26,062,068
    Net realized gain (loss) on investments,
      futures contracts, options contracts, swap contracts
      and foreign currency related transactions ..........           (4,040,422)           (3,095,084)
    Net unrealized appreciation (depreciation)
      on investments, futures contracts, swap contracts
      and foreign currency related transactions ..........            3,696,818           (19,730,988)
                                                                   ------------          ------------
    Net increase (decrease) in net assets
      resulting from operations ..........................           23,599,419             3,235,996
                                                                   ------------          ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................                   --                    --
    Institutional Class ..................................          (21,308,046)          (23,884,375)
    Service Class ........................................           (1,455,556)           (1,570,838)
    Investor A Class .....................................             (492,570)             (566,000)
    Investor B Class .....................................              (54,322)              (25,528)
    Investor C Class .....................................              (18,371)              (15,327)
                                                                   ------------          ------------
    Total distributions from net investment income .......          (23,328,865)          (26,062,068)
                                                                   ------------          ------------
Net realized gains:
    BlackRock Class ......................................                   --                    --
    Institutional Class ..................................             (531,361)           (3,300,185)
    Service Class ........................................              (36,299)             (226,970)
    Investor A Class .....................................              (18,784)              (64,227)
    Investor B Class .....................................               (1,376)               (3,359)
    Investor C Class .....................................                 (659)               (2,283)
                                                                   ------------          ------------
    Total distributions from net realized gains ..........             (588,479)           (3,597,024)
                                                                   ------------          ------------
    Total distributions to shareholders ..................          (23,917,344)          (29,659,092)
                                                                   ------------          ------------
Capital share transactions ...............................          (61,708,580)          (29,475,513)
                                                                   ------------          ------------
    Total increase (decrease) in net assets ..............          (62,026,505)          (55,898,609)
                                                                   ------------          ------------
Net assets:
    Beginning of period ..................................          424,119,690           480,018,299
                                                                   ------------          ------------
    End of period ........................................         $362,093,185          $424,119,690
                                                                   ============          ============




                                                                               Intermediate
                                                                              Bond Portfolio
                                                                    ----------------------------------
                                                                       For the               For the
                                                                     Year Ended            Year Ended
                                                                       9/30/00               9/30/99
                                                                    ------------          ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................          $ 41,939,262          $ 33,817,480
    Net realized gain (loss) on investments,
      futures contracts, options contracts, swap contracts
      and foreign currency related transactions ..........            (6,161,485)           (4,101,046)
    Net unrealized appreciation (depreciation)
      on investments, futures contracts, swap contracts
      and foreign currency related transactions ..........             9,190,254           (23,607,390)
                                                                    ------------          ------------
    Net increase (decrease) in net assets
      resulting from operations ..........................            44,968,031             6,109,044
                                                                    ------------          ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................            (7,924,025)           (2,641,213)
    Institutional Class ..................................           (31,805,556)          (29,342,529)
    Service Class ........................................            (1,447,957)           (1,493,193)
    Investor A Class .....................................              (181,145)             (132,451)
    Investor B Class .....................................               (53,917)              (30,269)
    Investor C Class .....................................               (17,336)               (7,995)
                                                                    ------------          ------------
    Total distributions from net investment income .......           (41,429,936)          (33,647,650)
                                                                    ------------          ------------
Net realized gains:
    BlackRock Class ......................................                (2,426)             (510,365)
    Institutional Class ..................................               (25,959)           (5,190,232)
    Service Class ........................................                (1,333)             (290,823)
    Investor A Class .....................................                  (216)              (21,977)
    Investor B Class .....................................                   (57)               (1,947)
    Investor C Class .....................................                   (24)                 (132)
                                                                    ------------          ------------
    Total distributions from net realized gains ..........               (30,015)           (6,015,476)
                                                                    ------------          ------------
    Total distributions to shareholders ..................           (41,459,951)          (39,663,126)
                                                                    ------------          ------------
Capital share transactions ...............................           148,966,342            13,472,500
                                                                    ------------          ------------
    Total increase (decrease) in net assets ..............           152,474,422           (20,081,582)
                                                                    ------------          ------------
Net assets:
    Beginning of period ..................................           546,662,911           566,744,493
                                                                    ------------          ------------
    End of period ........................................          $699,137,333          $546,662,911
                                                                    ============          ============




                                                                                   Core
                                                                               Bond Portfolio
                                                                   ------------------------------------
                                                                      For the                For the
                                                                     Year Ended             Year Ended
                                                                       9/30/00               9/30/99
                                                                   --------------          ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................         $   78,297,029          $ 54,742,132
    Net realized gain (loss) on investments,
      futures contracts, options contracts, swap contracts
      and foreign currency related transactions ..........             (6,442,708)          (10,417,663)
    Net unrealized appreciation (depreciation)
      on investments, futures contracts, swap contracts
      and foreign currency related transactions ..........             22,971,920           (46,267,712)
                                                                   --------------          ------------
    Net increase (decrease) in net assets
      resulting from operations ..........................             94,826,241            (1,943,243)
                                                                   --------------          ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................            (14,750,510)           (7,653,342)
    Institutional Class ..................................            (56,899,046)          (41,755,750)
    Service Class ........................................             (3,686,601)           (4,174,386)
    Investor A Class .....................................               (376,501)             (341,839)
    Investor B Class .....................................               (660,943)             (640,192)
    Investor C Class .....................................               (204,998)             (249,542)
                                                                   --------------          ------------
    Total distributions from net investment income .......            (76,578,599)          (54,815,051)
                                                                   --------------          ------------
Net realized gains:
    BlackRock Class ......................................               (241,923)          (13,815,881)
    Institutional Class ..................................             (1,056,940)           (2,995,248)
    Service Class ........................................                (96,076)           (1,570,759)
    Investor A Class .....................................                 (9,978)             (119,321)
    Investor B Class .....................................                (21,048)             (277,734)
    Investor C Class .....................................                 (6,041)              (73,497)
                                                                   --------------          ------------
    Total distributions from net realized gains ..........             (1,432,006)          (18,852,440)
                                                                   --------------          ------------
    Total distributions to shareholders ..................            (78,010,605)          (73,667,491)
                                                                   --------------          ------------
Capital share transactions ...............................            469,174,961           187,075,237
                                                                   --------------          ------------
    Total increase (decrease) in net assets ..............            485,990,597           111,464,503
                                                                   --------------          ------------
Net assets:
    Beginning of period ..................................            966,998,858           855,534,355
                                                                   --------------          ------------
    End of period ........................................         $1,452,989,455          $966,998,858
                                                                   ==============          ============

See accompanying notes to financial statements.

56 and 57

                                 BLACKROCK FUNDS



                                                                             Government
                                                                          Income Portfolio
                                                                 --------------------------------
                                                                   For the              For the
                                                                  Year Ended           Year Ended
                                                                   9/30/00              9/30/99
                                                                 ------------         -----------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................       $  1,879,475         $ 2,018,590
    Net realized gain (loss)on investments, futures
      contracts, options contracts, swap contracts and
      foreign currency related transactions ..............           (456,577)         (1,150,263)
    Net unrealized appreciation (depreciation)
      on investments, futures contracts, swap contracts
      and foreign currency related transactions ..........            594,766          (1,798,171)
                                                                 ------------         -----------
    Net increase (decrease) in net assets
      resulting from operations ..........................          2,017,664            (929,844)
                                                                 ------------         -----------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................                 --                  --
    Institutional Class ..................................                 --                  --
    Service Class ........................................                 --                  --
    Investor A Class .....................................           (330,331)           (362,323)
    Investor B Class .....................................         (1,399,271)         (1,504,558)
    Investor C Class .....................................            (81,128)           (119,390)
                                                                 ------------         -----------
    Total distributions from net investment income .......         (1,810,730)         (1,986,271)
                                                                 ------------         -----------
  In excess of net investment income:
    BlackRock Class ......................................                 --                  --
    Institutional Class ..................................                 --                  --
    Service Class ........................................                 --                  --
    Investor A Class .....................................                 --                  --
    Investor B Class .....................................                 --                  --
    Investor C Class .....................................                 --                  --
                                                                 ------------         -----------
    Total distributions in excess of net investment income                 --                  --
                                                                 ------------         -----------
  Capital:
    BlackRock Class ......................................                 --                  --
    Institutional Class ..................................                 --                  --
    Service Class ........................................                 --                  --
    Investor A Class .....................................            (23,853)            (44,311)
    Investor B Class .....................................           (102,715)           (229,401)
    Investor C Class .....................................             (5,341)            (16,072)
                                                                 ------------         -----------
    Total distributions from capital .....................           (131,909)           (289,784)
                                                                 ------------         -----------
  Net realized gains:
    BlackRock Class ......................................                 --                  --
    Institutional Class ..................................                 --                  --
    Service Class ........................................                 --                  --
    Investor A Class .....................................                 --            (101,189)
    Investor B Class .....................................                 --            (445,394)
    Investor C Class .....................................                 --             (37,364)
                                                                 ------------         -----------
    Total distributions from net realized gains ..........                 --            (583,947)
                                                                 ------------         -----------
    Total distributions to shareholders ..................         (1,942,639)         (2,860,002)
                                                                 ------------         -----------
Capital share transactions ...............................        (12,370,956)         14,927,649
                                                                 ------------         -----------
    Total increase (decrease) in net assets ..............        (12,295,931)         11,137,803
                                                                 ------------         -----------
Net assets:
    Beginning of period ..................................         43,898,991          32,761,188
                                                                 ------------         -----------
    End of period ........................................       $ 31,603,060         $43,898,991
                                                                 ============         ===========

                                                                            GNMA
                                                                          Portfolio
                                                               -------------------------------
                                                                 For the             For the
                                                                Year Ended         Year Ended
                                                                 9/30/00             9/30/99
                                                               ------------        ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................     $  6,662,714        $  7,090,642
    Net realized gain (loss)on investments, futures
      contracts, options contracts, swap contracts and
      foreign currency related transactions ..............           63,818            (752,640)
    Net unrealized appreciation (depreciation)
      on investments, futures contracts, swap contracts
      and foreign currency related transactions ..........        1,065,255          (4,917,470)
                                                               ------------        ------------
    Net increase (decrease) in net assets
      resulting from operations ..........................        7,791,787           1,420,532
                                                               ------------        ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................               --                  --
    Institutional Class ..................................       (6,542,550)         (6,866,829)
    Service Class ........................................           (9,662)             (2,614)
    Investor A Class .....................................          (93,730)            (60,535)
    Investor B Class .....................................          (15,091)            (10,508)
    Investor C Class .....................................           (1,681)               (485)
                                                               ------------        ------------
    Total distributions from net investment income .......       (6,662,714)         (6,940,971)
                                                               ------------        ------------
  In excess of net investment income:
    BlackRock Class ......................................               --                  --
    Institutional Class ..................................         (201,944)                 --
    Service Class ........................................             (418)                 --
    Investor A Class .....................................           (3,995)                 --
    Investor B Class .....................................             (712)                 --
    Investor C Class .....................................              (61)                 --
                                                               ------------        ------------
    Total distributions in excess of net investment income         (207,130)                 --
                                                               ------------        ------------
  Capital:
    BlackRock Class ......................................               --                  --
    Institutional Class ..................................               --                  --
    Service Class ........................................               --                  --
    Investor A Class .....................................               --                  --
    Investor B Class .....................................               --                  --
    Investor C Class .....................................               --                  --
                                                               ------------        ------------
    Total distributions from capital .....................               --                  --
                                                               ------------        ------------
  Net realized gains:
    BlackRock Class ......................................               --                  --
    Institutional Class ..................................         (204,646)           (216,280)
    Service Class ........................................             (184)                 --
    Investor A Class .....................................           (2,752)             (1,241)
    Investor B Class .....................................             (473)               (413)
    Investor C Class .....................................              (48)                 (1)
                                                               ------------        ------------
    Total distributions from net realized gains ..........         (208,103)           (217,935)
                                                               ------------        ------------
    Total distributions to shareholders ..................       (7,077,947)         (7,158,906)
                                                               ------------        ------------
Capital share transactions ...............................      (14,676,883)         (1,486,779)
                                                               ------------        ------------
    Total increase (decrease) in net assets ..............      (13,963,043)         (7,225,153)
                                                               ------------        ------------
Net assets:
    Beginning of period ..................................      111,514,840         118,739,993
                                                               ------------        ------------
    End of period ........................................     $ 97,551,797        $111,514,840
                                                               ============        ============


                                                                                   Managed
                                                                               Income Portfolio
                                                                     ----------------------------------
                                                                         For the            For the
                                                                        Year Ended         Year Ended
                                                                         9/30/00            9/30/99
                                                                     --------------      --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................           $   98,843,225      $   96,562,007
    Net realized gain (loss)on investments, futures
      contracts, options contracts, swap contracts and
      foreign currency related transactions ..............              (27,974,862)         (9,274,264)
    Net unrealized appreciation (depreciation)
      on investments, futures contracts, swap contracts
      and foreign currency related transactions ..........               29,674,468         (79,872,030)
                                                                     --------------      --------------
    Net increase (decrease) in net assets
      resulting from operations ..........................              100,542,831           7,415,713
                                                                     --------------      --------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................                       --                  --
    Institutional Class ..................................              (79,133,078)        (79,275,756)
    Service Class ........................................              (17,772,458)        (16,129,657)
    Investor A Class .....................................                 (892,241)           (938,291)
    Investor B Class .....................................                 (269,572)           (267,898)
    Investor C Class .....................................                     (653)             (1,887)
                                                                     --------------      --------------
    Total distributions from net investment income .......              (98,068,002)        (96,613,489)
                                                                     --------------      --------------
  In excess of net investment income:
    BlackRock Class ......................................                       --                  --
    Institutional Class ..................................                       --                  --
    Service Class ........................................                       --                  --
    Investor A Class .....................................                       --                  --
    Investor B Class .....................................                       --                  --
    Investor C Class .....................................                       --                  --
                                                                     --------------      --------------
    Total distributions in excess of net investment income                       --                  --
                                                                     --------------      --------------
  Capital:
    BlackRock Class ......................................                       --                  --
    Institutional Class ..................................                       --                  --
    Service Class ........................................                       --                  --
    Investor A Class .....................................                       --                  --
    Investor B Class .....................................                       --                  --
    Investor C Class .....................................                       --                  --
                                                                     --------------      --------------
    Total distributions from capital .....................                       --                  --
                                                                     --------------      --------------
  Net realized gains:
    BlackRock Class ......................................                       --                  --
    Institutional Class ..................................               (2,991,619)        (19,011,738)
    Service Class ........................................                 (658,497)         (3,866,356)
    Investor A Class .....................................                  (35,544)           (252,718)
    Investor B Class .....................................                  (13,390)            (71,999)
    Investor C Class .....................................                       --                  --
                                                                     --------------      --------------
    Total distributions from net realized gains ..........               (3,699,050)        (23,202,811)
                                                                     --------------      --------------
    Total distributions to shareholders ..................             (101,767,052)       (119,816,300)
                                                                     --------------      --------------
Capital share transactions ...............................              (79,372,000)         45,013,063
                                                                     --------------      --------------
    Total increase (decrease) in net assets ..............              (80,596,221)        (67,387,524)
                                                                     --------------      --------------
Net assets:
    Beginning of period ..................................            1,544,843,742       1,612,231,266
                                                                     --------------      --------------
    End of period ........................................           $1,464,247,521      $1,544,843,742
                                                                     ==============      ==============


                                                                           International
                                                                          Bond Portfolio
                                                                 -------------------------------
                                                                   For the             For the
                                                                 Year Ended          Year ended
                                                                   9/30/00             9/30/99
                                                                 -----------         -----------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................       $ 3,625,258         $ 2,188,509
    Net realized gain (loss)on investments, futures
      contracts, options contracts, swap contracts and
      foreign currency related transactions ..............         5,653,035             (74,616)
    Net unrealized appreciation (depreciation)
      on investments, futures contracts, swap contracts
      and foreign currency related transactions ..........        (3,856,909)         (1,551,469)
                                                                 -----------         -----------
    Net increase (decrease) in net assets
      resulting from operations ..........................         5,421,384             562,424
                                                                 -----------         -----------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................                --                  --
    Institutional Class ..................................        (3,105,225)         (2,894,971)
    Service Class ........................................          (168,663)           (158,774)
    Investor A Class .....................................          (122,554)           (107,062)
    Investor B Class .....................................           (97,945)            (88,432)
    Investor C Class .....................................           (85,265)            (80,994)
                                                                 -----------         -----------
    Total distributions from net investment income .......        (3,579,652)         (3,330,233)
                                                                 -----------         -----------
  In excess of net investment income:
    BlackRock Class ......................................                --                  --
    Institutional Class ..................................                --                  --
    Service Class ........................................                --                  --
    Investor A Class .....................................                --                  --
    Investor B Class .....................................                --                  --
    Investor C Class .....................................                --                  --
                                                                 -----------         -----------
    Total distributions in excess of net investment income                --                  --
                                                                 -----------         -----------
  Capital:
    BlackRock Class ......................................                --                  --
    Institutional Class ..................................                --                  --
    Service Class ........................................                --                  --
    Investor A Class .....................................                --                  --
    Investor B Class .....................................                --                  --
    Investor C Class .....................................                --                  --
                                                                 -----------         -----------
    Total distributions from capital .....................                --                  --
                                                                 -----------         -----------
  Net realized gains:
    BlackRock Class ......................................                --                  --
    Institutional Class ..................................        (1,954,417)                 --
    Service Class ........................................          (117,946)                 --
    Investor A Class .....................................          (133,559)                 --
    Investor B Class .....................................           (90,272)                 --
    Investor C Class .....................................           (68,503)                 --
                                                                 -----------         -----------
    Total distributions from net realized gains ..........        (2,364,697)                 --
                                                                 -----------         -----------
    Total distributions to shareholders ..................        (5,944,349)         (3,330,233)
                                                                 -----------         -----------
Capital share transactions ...............................        14,383,463          22,619,783
                                                                 -----------         -----------
    Total increase (decrease) in net assets ..............        13,860,498          19,851,974
                                                                 -----------         -----------
Net assets:
    Beginning of period ..................................        70,349,164          50,497,190
                                                                 -----------         -----------
    End of period ........................................       $84,209,662         $70,349,164
                                                                 ===========         ===========


                                                                             High Yield
                                                                           Bond Portfolio
                                                                  ------------------------------------
                                                                     For the             For the
                                                                   Year Ended        Period 11/19/98 1
                                                                     9/30/00          through 9/30/99
                                                                  ------------       -----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................        $ 12,117,662         $ 5,487,273
    Net realized gain (loss)on investments, futures
      contracts, options contracts, swap contracts and
      foreign currency related transactions ..............          (1,650,432)           (683,582)
    Net unrealized appreciation (depreciation)
      on investments, futures contracts, swap contracts
      and foreign currency related transactions ..........          (8,267,440)         (2,601,709)
                                                                  ------------         -----------
    Net increase (decrease) in net assets
      resulting from operations ..........................           2,199,790           2,201,982
                                                                  ------------         -----------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................                 (12)                 (8)
    Institutional Class ..................................          (8,234,984)         (4,262,789)
    Service Class ........................................              (2,205)                 (8)
    Investor A Class .....................................            (514,119)           (231,248)
    Investor B Class .....................................          (2,618,038)           (554,384)
    Investor C Class .....................................            (493,802)           (124,941)
                                                                  ------------         -----------
    Total distributions from net investment income .......         (11,863,160)         (5,173,378)
                                                                  ------------         -----------
  In excess of net investment income:
    BlackRock Class ......................................                  --                  --
    Institutional Class ..................................                  --                  --
    Service Class ........................................                  --                  --
    Investor A Class .....................................                  --                  --
    Investor B Class .....................................                  --                  --
    Investor C Class .....................................                  --                  --
                                                                  ------------         -----------
    Total distributions in excess of net investment income                  --                  --
                                                                  ------------         -----------
  Capital:
    BlackRock Class ......................................                  --                  --
    Institutional Class ..................................                  --                  --
    Service Class ........................................                  --                  --
    Investor A Class .....................................                  --                  --
    Investor B Class .....................................                  --                  --
    Investor C Class .....................................                  --                  --
                                                                  ------------         -----------
    Total distributions from capital .....................                  --                  --
                                                                  ------------         -----------
  Net realized gains:
    BlackRock Class ......................................                  --                  --
    Institutional Class ..................................                  --                  --
    Service Class ........................................                  --                  --
    Investor A Class .....................................                  --                  --
    Investor B Class .....................................                  --                  --
    Investor C Class .....................................                  --                  --
                                                                  ------------         -----------
    Total distributions from net realized gains ..........                  --                  --
                                                                  ------------         -----------
    Total distributions to shareholders ..................         (11,863,160)         (5,173,378)
                                                                  ------------         -----------
Capital share transactions ...............................          47,969,735          86,296,407
                                                                  ------------         -----------
    Total increase (decrease) in net assets ..............          38,306,365          83,325,011
                                                                  ------------         -----------
Net assets:
    Beginning of period ..................................          83,325,011                  --
                                                                  ------------         -----------
    End of period ........................................        $121,631,376         $83,325,011
                                                                  ============         ===========

----------
1 Commencement of operations.

See accompanying notes to financial statements.

58 and 59

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout each Period

                                                     Net                              Net gain                         Distributions
                                                    asset                             (loss) on      Distributions        in excess
                                                    value               Net          investments        from net           of net
                                                  beginning         investment     (both realized      investment        investment
                                                  of period           income       and unrealized)       income            income
------------------------------------------------------------------------------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/00                                             $ 9.82             $0.62           $(0.02)           $(0.61)           $   --
9/30/99                                              10.03              0.61            (0.22)            (0.60)               --
9/30/98                                               9.89              0.59             0.12             (0.57)               --
6/3/97 1 through 9/30/97                              9.82              0.19             0.07             (0.19)               --
INSTITUTIONAL CLASS
9/30/00                                             $ 9.82             $0.61           $(0.01)           $(0.60)              $--
9/30/99                                              10.03              0.58            (0.20)            (0.59)               --
9/30/98                                               9.89              0.56             0.14             (0.56)               --
9/30/97                                               9.79              0.58             0.08             (0.56)               --
4/1/96 through 9/30/96                                9.79              0.28            (0.01)            (0.27)               --
7/1/95 through 3/31/96                                9.83              0.42               --             (0.41)            (0.04)
SERVICE CLASS
9/30/00                                             $ 9.82             $0.57           $ 0.00            $(0.57)           $   --
9/30/99                                              10.03              0.55            (0.20)            (0.56)               --
9/30/98                                               9.89              0.66             0.01             (0.53)               --
9/30/97                                               9.79              0.54             0.09             (0.53)               --
4/1/96 through 9/30/96                                9.79              0.26            (0.01)            (0.25)               --
1/12/96 1 through 3/31/96                             9.91              0.11            (0.12)            (0.11)               --
INVESTOR A CLASS
9/30/00                                             $ 9.82             $0.55           $ 0.00            $(0.55)           $   --
9/30/99                                              10.03              0.54            (0.21)            (0.54)               --
9/30/98                                               9.89              0.51             0.14             (0.51)               --
9/30/97                                               9.79              0.52             0.09             (0.51)               --
4/1/96 through 9/30/96                                9.79              0.25            (0.01)            (0.24)               --
1/12/96 1 through 3/31/96                             9.91              0.10            (0.12)            (0.10)               --
INVESTOR B CLASS
9/30/00                                             $ 9.82             $0.48           $ 0.00            $(0.48)           $   --
9/30/99                                              10.03              0.45            (0.19)            (0.47)               --
9/30/98                                               9.89              0.41             0.17             (0.44)               --
11/18/96 1 through 9/30/97                            9.86              0.41               --             (0.38)               --
INVESTOR C CLASS
9/30/00                                             $ 9.82             $0.48           $ 0.00            $(0.48)           $   --
9/30/99                                              10.03              0.46            (0.20)            (0.47)               --
9/30/98                                               9.89              0.44             0.14             (0.44)               --
2/24/97 1 through 9/30/97                             9.87              0.26             0.02             (0.26)               --

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/00                                             $ 9.89             $0.61           $ 0.01            $(0.59)           $   --
9/30/99                                              10.48              0.59            (0.51)            (0.59)               --
9/30/98                                              10.11              0.57             0.39             (0.59)               --
9/30/97                                               9.92              0.59             0.19             (0.59)               --
9/30/96                                              10.02              0.58            (0.11)            (0.57)               --
SERVICE CLASS
9/30/00                                             $ 9.89             $0.58           $ 0.01            $(0.56)           $   --
9/30/99                                              10.48              0.56            (0.51)            (0.56)               --
9/30/98                                              10.11              0.58             0.35             (0.56)               --
9/30/97                                               9.92              0.56             0.19             (0.56)               --
9/30/96                                              10.02              0.56            (0.12)            (0.54)               --
INVESTOR A CLASS
9/30/00                                             $ 9.89             $0.55           $ 0.02            $(0.54)           $   --
9/30/99                                              10.48              0.54            (0.51)            (0.54)               --
9/30/98                                              10.11              0.53             0.38             (0.54)               --
9/30/97                                               9.92              0.54             0.19             (0.54)               --
9/30/96                                              10.03              0.55            (0.13)            (0.53)               --
INVESTOR B CLASS
9/30/00                                             $ 9.89             $0.49           $ 0.01            $(0.47)           $   --
9/30/99                                              10.48              0.46            (0.51)            (0.46)               --
9/30/98                                              10.11              0.47             0.37             (0.47)               --
10/11/96 1 through 9/30/97                            9.98              0.45             0.13             (0.45)               --
INVESTOR C CLASS
9/30/00                                             $ 9.89             $0.48           $ 0.02            $(0.47)           $   --
9/30/99                                              10.48              0.46            (0.51)            (0.46)               --
9/30/98                                              10.11              0.47             0.37             (0.47)               --
10/8/96 1 through 9/30/97                             9.98              0.45             0.13             (0.45)               --


                                                                     Distributions        Net
                                                  Distributions        in excess         asset
                                                     from net           of net           value
                                                     realized          realized         end of
                                                       gains             gains          period
----------------------------------------------------------------------------------------------------

---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/00                                               $   --            $   --          $ 9.81
9/30/99                                                   --                --            9.82
9/30/98                                                   --                --           10.03
6/3/97 1 through 9/30/97                                  --                --            9.89
INSTITUTIONAL CLASS
9/30/00                                               $   --            $   --          $ 9.82
9/30/99                                                   --                --            9.82
9/30/98                                                   --                --           10.03
9/30/97                                                   --                --            9.89
4/1/96 through 9/30/96                                    --                --            9.79
7/1/95 through 3/31/96                                 (0.01)               --            9.79
SERVICE CLASS
9/30/00                                               $   --            $   --          $ 9.82
9/30/99                                                   --                --            9.82
9/30/98                                                   --                --           10.03
9/30/97                                                   --                --            9.89
4/1/96 through 9/30/96                                    --                --            9.79
1/12/96 1 through 3/31/96                                 --                --            9.79
INVESTOR A CLASS
9/30/00                                               $   --            $   --          $ 9.82
9/30/99                                                   --                --            9.82
9/30/98                                                   --                --           10.03
9/30/97                                                   --                --            9.89
4/1/96 through 9/30/96                                    --                --            9.79
1/12/96 1 through 3/31/96                                 --                --            9.79
INVESTOR B CLASS
9/30/00                                               $   --            $   --          $ 9.82
9/30/99                                                   --                --            9.82
9/30/98                                                   --                --           10.03
11/18/96 1 through 9/30/97                                --                --            9.89
INVESTOR C CLASS
9/30/00                                               $   --            $   --          $ 9.82
9/30/99                                                   --                --            9.82
9/30/98                                                   --                --           10.03
2/24/97 1 through 9/30/97                                 --                --            9.89

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/00                                               $(0.01)           $   --          $ 9.91
9/30/99                                                (0.08)               --            9.89
9/30/98                                                   --                --           10.48
9/30/97                                                   --                --           10.11
9/30/96                                                   --                --            9.92
SERVICE CLASS
9/30/00                                               $(0.01)           $   --          $ 9.91
9/30/99                                                (0.08)               --            9.89
9/30/98                                                   --                --           10.48
9/30/97                                                   --                --           10.11
9/30/96                                                   --                --            9.92
INVESTOR A CLASS
9/30/00                                               $(0.01)           $   --          $ 9.91
9/30/99                                                (0.08)               --            9.89
9/30/98                                                   --                --           10.48
9/30/97                                                   --                --           10.11
9/30/96                                                   --                --            9.92
INVESTOR B CLASS
9/30/00                                               $(0.01)           $   --          $ 9.91
9/30/99                                                (0.08)               --            9.89
9/30/98                                                   --                --           10.48
10/11/96 1 through 9/30/97                                --                --           10.11
INVESTOR C CLASS
9/30/00                                               $(0.01)           $   --          $ 9.91
9/30/99                                                (0.08)               --            9.89
9/30/98                                                   --                --           10.48
10/8/96 1 through 9/30/97                                 --                --           10.11



                                                                           Net                             Ratio of expenses
                                                                         assets               Ratio of       to average net
                                                                         end of             expenses to          assets
                                                        Total            period             average net        (excluding
                                                        return            (000)                assets        interest expense)
------------------------------------------------------------------------------------------------------------------------------

---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/00                                                  6.35%          $ 86,868                2.25%             0.40%
9/30/99                                                  4.06             79,326                2.26              0.41
9/30/98                                                  7.44            140,493                1.59              0.40
6/3/97 1 through 9/30/97                                 2.68             68,300                1.01 2            0.40 2
INSTITUTIONAL CLASS
9/30/00                                                  6.29%          $126,818                2.43%             0.55%
9/30/99                                                  3.91            157,553                2.39              0.56
9/30/98                                                  7.28            166,887                1.80              0.55
9/30/97                                                  6.89            102,490                1.54              0.55
4/1/96 through 9/30/96                                   2.70            135,686                0.64 2            0.55 2
7/1/95 through 3/31/96                                   4.25             52,843                0.96 2            0.63 2
SERVICE CLASS
9/30/00                                                  5.98%          $ 19,745                2.77%             0.85%
9/30/99                                                  3.60             16,872                2.70              0.86
9/30/98                                                  6.96             18,393                1.98              0.85
9/30/97                                                  6.57             82,873                1.85              0.85
4/1/96 through 9/30/96                                   2.54             91,870                0.97 2            0.85 2
1/12/96 1 through 3/31/96                               (0.11)           181,670                1.18 2            0.85 2
INVESTOR A CLASS
9/30/00                                                  5.80% 3        $  2,512                2.94%             1.02%
9/30/99                                                  3.42 3            2,594                2.79              1.02
9/30/98                                                  6.78 3            2,850                2.32              1.02
9/30/97                                                  6.39 3            1,079                2.02              1.02
4/1/96 through 9/30/96                                   2.46 3              938                1.12              1.02 2
1/12/96 1 through 3/31/96                               (0.15)3              719                1.34 2            1.01 2
INVESTOR B CLASS
9/30/00                                                  5.01% 4        $  8,142                3.66%             1.77%
9/30/99                                                  2.65 4            7,549                3.41              1.75
9/30/98                                                  5.99 4              398                3.08              1.76
11/18/96 1 through 9/30/97                               4.31 4               13                2.19 2            1.73 2
INVESTOR C CLASS
9/30/00                                                  5.01% 4        $    807                3.69%             1.77%
9/30/99                                                  2.65 4            1,570                3.47              1.77
9/30/98                                                  5.99 4              342                2.98              1.75
2/24/97 1 through 9/30/97                                2.91 4               72                2.23 2            1.72 2

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/00                                                  6.54%          $325,510                1.02%             0.60%
9/30/99                                                  0.75            388,917                0.81              0.60
9/30/98                                                  9.83            441,691                0.63              0.59
9/30/97                                                  8.08             96,605                0.67              0.55
9/30/96                                                  4.82            126,312                0.70              0.53
SERVICE CLASS
9/30/00                                                  6.23%          $ 25,325                1.32%             0.90%
9/30/99                                                  0.45             26,687                1.11              0.90
9/30/98                                                  9.50             29,697                0.91              0.88
9/30/97                                                  7.75             50,535                0.97              0.85
9/30/96                                                  4.51             47,494                1.00              0.83
INVESTOR A CLASS
9/30/00                                                  6.05% 3        $  9,262                1.47%             1.08%
9/30/99                                                  0.28 3            7,239                1.25              1.06
9/30/98                                                  9.32 3            7,972                1.09              1.05
9/30/97                                                  7.57 3            5,374                1.14              1.02
9/30/96                                                  4.36 3            5,903                1.14              0.95
INVESTOR B CLASS
9/30/00                                                  5.26%4         $  1,398                2.24%             1.81%
9/30/99                                                 (0.47)4              809                1.97              1.80
9/30/98                                                  8.51 4              361                1.84              1.79
10/11/96 1 through 9/30/97                               5.94 4               28                1.90 2            1.77 2
INVESTOR C CLASS
9/30/00                                                  5.26%4         $    598                2.23%             1.81%
9/30/99                                                 (0.47)4              468                2.00              1.81
9/30/98                                                  8.51 4              299                1.81              1.78
10/8/96 1 through 9/30/97                                5.94 4               51                1.78 2            1.71 2



                                                                                       Ratio of net
                                                Ratio of expenses                   investment income
                                                    to average        Ratio of net      to average
                                                    net assets     investment income    net assets        Portfolio
                                                   (excluding        to average net     (excluding        turnover
                                                    waivers)            assets            waivers)          rate
--------------------------------------------------------------------------------------------------------------------

---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/00                                                2.66%             6.30%             5.89%              182%
9/30/99                                                2.59              6.04              5.71               177
9/30/98                                                1.99              5.93              5.53               227
6/3/97 1 through 9/30/97                               1.34 2            5.97 2            5.64 2             371
INSTITUTIONAL CLASS
9/30/00                                                2.71%             6.16%             5.88%              182%
9/30/99                                                2.67              5.89              5.62               177
9/30/98                                                2.20              5.77              5.37               227
9/30/97                                                1.87              5.15              4.82               371
4/1/96 through 9/30/96                                 0.92 2            5.63 2            5.36 2             228
7/1/95 through 3/31/96                                 1.16 2            4.92 2            4.72 2             185
SERVICE CLASS
9/30/00                                                3.05%             5.86%             5.58%              182%
9/30/99                                                2.97              5.59              5.32               177
9/30/98                                                2.38              5.49              5.09               227
9/30/97                                                2.18              4.86              4.53               371
4/1/96 through 9/30/96                                 1.25 2            5.28 2            5.01 2             228
1/12/96 1 through 3/31/96                              1.38 2            4.92 2            4.72 2             185
INVESTOR A CLASS
9/30/00                                                3.22%             5.69%             5.41%              182%
9/30/99                                                3.07              5.38              5.10               177
9/30/98                                                2.72              5.29              4.89               227
9/30/97                                                2.35              4.72              4.39               371
4/1/96 through 9/30/96                                 1.40 2            5.10 2            4.82 2             228
1/12/96 1 through 3/31/96                              1.54 2            4.61 2            4.41 2             185
INVESTOR B CLASS
9/30/00                                                3.94%             4.93%             4.65%              182%
9/30/99                                                3.67              4.59              4.34               177
9/30/98                                                3.48              4.50              4.10               227
11/18/96 1 through 9/30/97                             2.52 2            4.50 2            4.17 2             371
INVESTOR C CLASS
9/30/00                                                3.97%             4.96%             4.68%              182%
9/30/99                                                3.72              4.62              4.37               177
9/30/98                                                3.38              4.47              4.07               227
2/24/97 1 through 9/30/97                              2.56 2            4.49 2            4.16 2             371

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/00                                                1.23%             6.17%             5.96%              131%
9/30/99                                                1.02              5.77              5.56               191
9/30/98                                                0.89              5.72              5.46               272
9/30/97                                                0.98              5.88              5.57               291
9/30/96                                                1.00              5.86              5.56               580
SERVICE CLASS
9/30/00                                                1.54%             5.87%             5.66%              131%
9/30/99                                                1.32              5.47              5.26               191
9/30/98                                                1.17              5.51              5.25               272
9/30/97                                                1.28              5.58              5.27               291
9/30/96                                                1.30              5.56              5.26               580
INVESTOR A CLASS
9/30/00                                                1.69%             5.66%             5.45%              131%
9/30/99                                                1.46              5.29              5.08               191
9/30/98                                                1.35              5.33              5.07               272
9/30/97                                                1.45              5.42              5.11               291
9/30/96                                                1.44              5.45              5.16               580
INVESTOR B CLASS
9/30/00                                                2.45%             4.96%             4.75%              131%
9/30/99                                                2.19              4.57              4.34               191
9/30/98                                                2.10              4.61              4.35               272
10/11/96 1 through 9/30/97                             2.21 2            4.62 2            4.31 2             291
INVESTOR C CLASS
9/30/00                                                2.44%             4.87%             4.66%              131%
9/30/99                                                2.22              4.56              4.34               191
9/30/98                                                2.07              4.48              4.22               272
10/8/96 1 through 9/30/97                              2.09 2            4.50 2            4.19 2             291


See accompanying notes to financial statements.

60 and 61

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period

                                                     Net                               Net gain
                                                    asset                             (loss) on      Distributions
                                                    value               Net          investments        from net
                                                  beginning         investment     (both realized      investment
                                                  of period           income       and unrealized)       income
----------------------------------------------------------------------------------------------------------------------
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/00                                             $ 9.10             $0.58           $ 0.03            $(0.58)
9/30/99                                               9.67              0.58            (0.47)            (0.58)
5/1/98 1 through 9/30/98                              9.46              0.24             0.26             (0.24)
INSTITUTIONAL CLASS
9/30/00                                             $ 9.10             $0.58           $ 0.02            $(0.57)
9/30/99                                               9.67              0.57            (0.47)            (0.57)
9/30/98                                               9.49              0.57             0.23             (0.57)
9/30/97                                               9.32              0.58             0.17             (0.58)
9/30/96                                               9.43              0.56            (0.09)            (0.55)
SERVICE CLASS
9/30/00                                             $ 9.10             $0.55           $ 0.02            $(0.54)
9/30/99                                               9.67              0.54            (0.47)            (0.54)
9/30/98                                               9.49              0.58             0.20             (0.55)
9/30/97                                               9.32              0.55             0.17             (0.55)
9/30/96                                               9.43              0.53            (0.09)            (0.52)
INVESTOR A CLASS
9/30/00                                             $ 9.10             $0.53           $ 0.02            $(0.53)
9/30/99                                               9.67              0.52            (0.47)            (0.52)
9/30/98                                               9.49              0.53             0.23             (0.53)
9/30/97                                               9.32              0.53             0.17             (0.53)
9/30/96                                               9.43              0.52            (0.09)            (0.51)
INVESTOR B CLASS
9/30/00                                             $ 9.10             $0.47           $ 0.02            $(0.46)
9/30/99                                               9.67              0.45            (0.47)            (0.45)
2/5/98 1 through 9/30/98                              9.51              0.29             0.21             (0.29)
INVESTOR C CLASS
9/30/00                                             $ 9.10             $0.46           $ 0.04            $(0.46)
10/16/98 1 through 9/30/99                            9.65              0.43            (0.45)            (0.43)

-------------------
CORE BOND PORTFOLIO
-------------------
BLACKROCK CLASS
9/30/00                                             $ 9.31             $0.61           $ 0.05            $(0.60)
9/30/99                                              10.12              0.59            (0.60)            (0.58)
9/30/98                                               9.82              0.61             0.40             (0.62)
5/1/97 1 through 9/30/97                              9.57              0.26             0.24             (0.25)
INSTITUTIONAL CLASS
9/30/00                                             $ 9.31             $0.60           $ 0.05            $(0.59)
9/30/99                                              10.12              0.57            (0.59)            (0.57)
9/30/98                                               9.82              0.59             0.40             (0.60)
9/30/97                                               9.55              0.62             0.26             (0.61)
4/1/96 through 9/30/96                                9.61              0.30            (0.06)            (0.30)
7/1/95 though 3/31/96                                 9.85              0.47            (0.07)            (0.47)
SERVICE CLASS
9/30/00                                             $ 9.31             $0.57           $ 0.05            $(0.56)
9/30/99                                              10.12              0.54            (0.59)            (0.54)
9/30/98                                               9.82              0.56             0.40             (0.57)
9/30/97                                               9.55              0.59             0.26             (0.58)
4/1/96 through 9/30/96                                9.61              0.30            (0.07)            (0.29)
1/12/96 1 through 3/31/96                             9.91              0.11            (0.30)            (0.11)
INVESTOR A CLASS
9/30/00                                             $ 9.31             $0.55           $ 0.05            $(0.54)
9/30/99                                              10.12              0.53            (0.60)            (0.52)
9/30/98                                               9.82              0.55             0.40             (0.56)
9/30/97                                               9.55              0.58             0.26             (0.57)
4/1/96 through 9/30/96                                9.61              0.28            (0.06)            (0.28)
1/31/96 1 through 3/31/96                             9.99              0.08            (0.38)            (0.08)
INVESTOR B CLASS
9/30/00                                             $ 9.31             $0.48           $ 0.04            $(0.47)
9/30/99                                              10.12              0.46            (0.60)            (0.45)
9/30/98                                               9.82              0.47             0.40             (0.48)
9/30/97                                               9.55              0.51             0.26             (0.50)
4/1/96 through 9/30/96                                9.61              0.26            (0.07)            (0.25)
3/18/96 1 through 3/31/96                             9.58              0.01             0.03             (0.01)


                                            Distributions                      Distributions         Net
                                              in excess       Distributions      in excess          asset
                                                of net          from net           of net           value
                                              investment        realized          realized         end of
                                                income           gains             gains           period
-----------------------------------------------------------------------------------------------------------------
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/00                                         $   --           $   --            $   --          $ 9.13
9/30/99                                             --            (0.10)               --            9.10
5/1/98 1 through 9/30/98                            --            (0.05)               --            9.67
INSTITUTIONAL CLASS
9/30/00                                         $   --           $   --            $   --          $ 9.13
9/30/99                                             --            (0.10)               --            9.10
9/30/98                                             --            (0.05)               --            9.67
9/30/97                                             --               --                --            9.49
9/30/96                                             --            (0.03)               --            9.32
SERVICE CLASS
9/30/00                                         $   --           $   --            $   --          $ 9.13
9/30/99                                             --            (0.10)               --            9.10
9/30/98                                             --            (0.05)               --            9.67
9/30/97                                             --               --                --            9.49
9/30/96                                             --            (0.03)               --            9.32
INVESTOR A CLASS
9/30/00                                         $   --           $   --            $   --          $ 9.12
9/30/99                                             --            (0.10)               --            9.10
9/30/98                                             --            (0.05)               --            9.67
9/30/97                                             --               --                --            9.49
9/30/96                                             --            (0.03)               --            9.32
INVESTOR B CLASS
9/30/00                                         $   --           $   --            $   --          $ 9.13
9/30/99                                             --            (0.10)               --            9.10
2/5/98 1 through 9/30/98                            --            (0.05)               --            9.67
INVESTOR C CLASS
9/30/00                                         $   --           $   --            $   --          $ 9.14
10/16/98 1 through 9/30/99                          --            (0.10)               --            9.10

-------------------
CORE BOND PORTFOLIO
-------------------
BLACKROCK CLASS
9/30/00                                         $   --           $(0.01)           $   --          $ 9.36
9/30/99                                             --            (0.22)               --            9.31
9/30/98                                             --            (0.09)               --           10.12
5/1/97 1 through 9/30/97                            --               --                --            9.82
INSTITUTIONAL CLASS
9/30/00                                         $   --           $(0.01)           $   --          $ 9.36
9/30/99                                             --            (0.22)               --            9.31
9/30/98                                             --            (0.09)               --           10.12
9/30/97                                             --               --                --            9.82
4/1/96 through 9/30/96                              --               --                --            9.55
7/1/95 though 3/31/96                               --            (0.17)               --            9.61
SERVICE CLASS
9/30/00                                         $   --           $(0.01)           $   --          $ 9.36
9/30/99                                             --            (0.22)               --            9.31
9/30/98                                             --            (0.09)               --           10.12
9/30/97                                             --               --                --            9.82
4/1/96 through 9/30/96                              --               --                --            9.55
1/12/96 1 through 3/31/96                           --               --                --            9.61
INVESTOR A CLASS
9/30/00                                         $   --           $(0.01)           $   --            9.36
9/30/99                                             --            (0.22)               --            9.31
9/30/98                                             --            (0.09)               --           10.12
9/30/97                                             --               --                --            9.82
4/1/96 through 9/30/96                              --               --                --            9.55
1/31/96 1 through 3/31/96                           --               --                --            9.61
INVESTOR B CLASS
9/30/00                                         $   --           $(0.01)           $   --          $ 9.35
9/30/99                                             --            (0.22)               --            9.31
9/30/98                                             --            (0.09)               --           10.12
9/30/97                                             --               --                --            9.82
4/1/96 through 9/30/96                              --               --                --            9.55
3/18/96 1 through 3/31/96                           --               --                --            9.61


                                                                                                         Ratio of
                                                                   Net                                  expenses to
                                                                  assets               Ratio of         average net
                                                                  end of              expenses to         assets
                                                  Total           period              average net       (excluding
                                                  return          (000)                  assets      interest expense)
-----------------------------------------------------------------------------------------------------------------------
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/00                                            7.05%        $  152,412                1.24%             0.45%
9/30/99                                            1.25             42,311                1.61              0.44
5/1/98 1 through 9/30/98                           8.86             48,365                1.43 2            0.45 2
INSTITUTIONAL CLASS
9/30/00                                            6.89%        $  516,538                1.43%             0.60%
9/30/99                                            1.10            476,236                1.74              0.60
9/30/98                                            8.81            490,674                1.72              0.59
9/30/97                                            8.40            295,709                0.98              0.53
9/30/96                                            5.10            207,909                0.83              0.53
SERVICE CLASS
9/30/00                                            6.57%        $   25,242                1.74%             0.90%
9/30/99                                            0.80             24,299                2.05              0.90
9/30/98                                            8.48             25,946                2.06              0.89
9/30/97                                            8.07             52,316                1.27              0.83
9/30/96                                            4.79             45,362                1.14              0.83
INVESTOR A CLASS
9/30/00                                            6.27% 3      $    3,398                1.95%             1.08%
9/30/99                                            0.62 3            2,387                2.21              1.08
9/30/98                                            8.30 3            1,648                2.22              1.06
9/30/97                                            7.89 3            1,116                1.44              1.00
9/30/96                                            4.74 3              935                1.27              0.97
INVESTOR B CLASS
9/30/00                                            5.60%4       $    1,071                2.66%             1.82%
9/30/99                                           (0.13)4            1,010                2.81              1.79
2/5/98 1 through 9/30/98                           7.83 4              111                2.79 2            1.75 2
INVESTOR C CLASS
9/30/00                                            5.71%4       $      475                2.71%             1.82%
10/16/98 1 through 9/30/99                        (0.18)4              420                2.81 2            1.82 2

-------------------
CORE BOND PORTFOLIO
-------------------
BLACKROCK CLASS
9/30/00                                            7.45%        $  320,489                0.62%             0.40%
9/30/99                                           (0.02)           160,791                0.79              0.40
9/30/98                                           10.74             92,723                0.68              0.40
5/1/97 1 through 9/30/97                           5.30             48,139                0.56 2            0.40 2
INSTITUTIONAL CLASS
9/30/00                                            7.29%        $1,051,089                0.78%             0.55%
9/30/99                                           (0.17)           712,529                0.93              0.55
9/30/98                                           10.57            673,823                0.83              0.55
9/30/97                                           10.03            393,657                0.84              0.55
4/1/96 through 9/30/96                             2.55            162,626                0.80 2            0.55 2
7/1/95 though 3/31/96                              3.93             64,707                0.75 2            0.66 2
SERVICE CLASS
9/30/00                                            6.98%        $   59,334                1.11%             0.85%
9/30/99                                           (0.47)            65,758                1.23              0.86
9/30/98                                           10.24             70,111                1.18              0.85
9/30/97                                            9.71            122,308                1.35              0.85
4/1/96 through 9/30/96                             2.40            117,207                1.08 2            0.85 2
1/12/96 1 through 3/31/96                         (1.90)           232,040                0.94 2            0.85 2
INVESTOR A CLASS
9/30/00                                            5.89%3       $    6,977                1.27%             1.02%
9/30/99                                           (0.64)3            6,776                1.41              1.03
9/30/98                                           10.04 3            5,108                1.27              0.98
9/30/97                                            9.52 3            2,441                1.36              1.01
4/1/96 through 9/30/96                             2.36 3              320                1.27 2            1.02 2
1/31/96 1 through 3/31/96                         (2.96)3               80                1.11 2            1.02 2
INVESTOR B CLASS
9/30/00                                            5.89%4       $   12,189                2.04%             1.77%
9/30/99                                           (1.38)4           14,383                2.15              1.77
9/30/98                                            9.20 4           11,734                2.01              1.76
9/30/97                                            8.71 4            5,295                2.17              1.75
4/1/96 through 9/30/96                             1.98 4            1,497                2.00 2            1.72 2
3/18/96 1 through 3/31/96                         (0.33)4               77                1.86 2            1.77 2


                                                                                         Ratio of net
                                                Ratio of expenses                    investment income
                                                    to average       Ratio of net        to average
                                                    net assets     investment income     net assets         Portfolio
                                                    (excluding      to average net       (excluding         turnover
                                                     waivers)           assets            waivers)            rate
---------------------------------------------------------------------------------------------------------------------
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/00                                                1.59%             6.58%             6.23%              199%
9/30/99                                                1.87              6.27              6.00               221
5/1/98 1 through 9/30/98                               1.70 2            5.98 2            5.71 2             221
INSTITUTIONAL CLASS
9/30/00                                                1.65%             6.42%             6.20%              199%
9/30/99                                                1.96              6.12              5.90               221
9/30/98                                                1.99              6.05              5.78               221
9/30/97                                                1.27              6.18              5.89               321
9/30/96                                                1.13              5.97              5.67               670
SERVICE CLASS
9/30/00                                                1.96%             6.12%             5.90%              199%
9/30/99                                                2.26              5.81              5.60               221
9/30/98                                                2.33              5.78              5.51               221
9/30/97                                                1.56              5.88              5.59               321
9/30/96                                                1.44              5.67              5.36               670
INVESTOR A CLASS
9/30/00                                                2.16%             5.98%             5.76%              199%
9/30/99                                                2.43              5.70              5.49               221
9/30/98                                                2.49              5.64              5.37               221
9/30/97                                                1.73              5.70              5.41               321
9/30/96                                                1.57              5.53              5.23               670
INVESTOR B CLASS
9/30/00                                                2.87%             5.19%             4.97%              199%
9/30/99                                                3.02              4.89              4.68               221
2/5/98 1 through 9/30/98                               3.06 2            4.50 2            4.23 2             221
INVESTOR C CLASS
9/30/00                                                2.92%             5.20%             4.98%              199%
10/16/98 1 through 9/30/99                             3.02 2            4.99 2            4.77 2             221

-------------------
CORE BOND PORTFOLIO
-------------------
BLACKROCK CLASS
9/30/00                                                0.99%             6.68%             6.31%              248%
9/30/99                                                1.07              6.13              5.85               328
9/30/98                                                1.02              6.14              5.80               405
5/1/97 1 through 9/30/97                               0.85 2            6.54 2            6.25 2             441
INSTITUTIONAL CLASS
9/30/00                                                1.02%             6.51%             6.27%              248%
9/30/99                                                1.19              5.94              5.68               328
9/30/98                                                1.17              6.00              5.66               405
9/30/97                                                1.14              6.52              6.23               441
4/1/96 through 9/30/96                                 1.09 2            6.50 2            6.20 2             308
7/1/95 though 3/31/96                                  1.00 2            5.80 2            5.55 2             723
SERVICE CLASS
9/30/00                                                1.35%             6.19%             5.95%              248%
9/30/99                                                1.48              5.63              5.37               328
9/30/98                                                1.52              5.72              5.38               405
9/30/97                                                1.64              6.09              5.81               441
4/1/96 through 9/30/96                                 1.37 2            6.10 2            5.81 2             308
1/12/96 1 through 3/31/96                              1.19 2            5.37 2            5.12 2             723
INVESTOR A CLASS
9/30/00                                                1.51%             5.98%             5.74%              248%
9/30/99                                                1.66              5.48              5.23               328
9/30/98                                                1.61              5.49              5.15               405
9/30/97                                                1.65              5.96              5.67               441
4/1/96 through 9/30/96                                 1.56 2            6.04 2            5.75 2             308
1/31/96 1 through 3/31/96                              1.36 2            5.34 2            5.10 2             723
INVESTOR B CLASS
9/30/00                                                2.28%             5.26%             5.02%              248%
9/30/99                                                2.41              4.72              4.47               328
9/30/98                                                2.35              4.78              4.44               405
9/30/97                                                2.46              5.19              4.90               441
4/1/96 through 9/30/96                                 2.29 2            5.40 2            5.11 2             308
3/18/96 1 through 3/31/96                              2.11 2            4.62 2            4.37 2             723

See accompanying notes to financial statements.


62 and 63

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                       Net                     Net gain                   Distributions
                                      asset                   (loss) on    Distributions    in excess                Distributions
                                      value         Net       investments    from net         of net   Distributions   from net
                                    beginning    investment (both realized  investment      investment     from        realized
                                    of period      income   and unrealized)   income          income      capital        gains
---------------------------------------------------------------------------------------------------------------------- ------------

INVESTOR C CLASS
9/30/00                               $ 9.31        $0.47       $ 0.05        $(0.47)         $   --      $   --        $(0.01)
9/30/99                                10.12         0.47        (0.61)        (0.45)             --          --         (0.22)
9/30/98                                 9.82         0.47         0.40         (0.48)             --          --         (0.09)
2/28/97 1 through 9/30/97               9.64         0.29         0.17         (0.28)             --          --            --

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
9/30/00                               $ 9.92        $0.56       $ 0.13        $(0.54)         $   --      $(0.04)       $   --
9/30/99                                10.84         0.55        (0.70)        (0.54)             --       (0.07)        (0.16)
9/30/98                                10.49         0.53         0.54         (0.61)             --          --         (0.11)
9/30/97                                10.20         0.73         0.30         (0.74)             --          --            --
9/30/96                                10.68         0.68        (0.22)        (0.66)             --          --         (0.28)
INVESTOR B CLASS
9/30/00                               $ 9.92        $0.49       $ 0.13        $(0.47)         $   --      $(0.04)       $   --
9/30/99                                10.84         0.47        (0.70)        (0.46)             --       (0.07)        (0.16)
9/30/98                                10.49         0.54         0.50         (0.58)             --          --         (0.11)
9/30/97                                10.20         0.66         0.30         (0.67)             --          --            --
9/30/96                                10.68         0.60        (0.21)        (0.59)             --          --         (0.28)
INVESTOR C CLASS
9/30/00                               $ 9.92        $0.49       $ 0.12        $(0.47)         $   --      $(0.04)       $   --
9/30/99                                10.84         0.47        (0.70)        (0.46)             --       (0.07)        (0.16)
9/30/98                                10.49         0.51         0.53         (0.58)             --          --         (0.11)
2/28/97 1 through 9/30/97              10.30         0.37         0.20         (0.38)             --          --            --

--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
9/30/00                               $ 9.61        $0.62       $ 0.13        $(0.62)         $(0.02)     $   --        $(0.02)
9/30/99                                10.11         0.61        (0.49)        (0.60)             --          --         (0.02)
5/18/98 1 through 9/30/98              10.00         0.23         0.10         (0.22)             --          --            --
SERVICE CLASS
9/30/00                               $ 9.61        $0.58       $ 0.16        $(0.59)         $(0.02)     $   --        $(0.02)
9/30/99                                10.11         0.58        (0.49)        (0.57)             --          --         (0.02)
5/18/98 1 through 9/30/98              10.00         0.27         0.04         (0.20)             --          --            --
INVESTOR A CLASS
9/30/00                               $ 9.61        $0.56       $ 0.20        $(0.57)         $(0.02)     $   --        $(0.02)
9/30/99                                10.11         0.56        (0.49)        (0.55)             --          --         (0.02)
5/18/98 1 through 9/30/98              10.00         0.20         0.11         (0.20)             --          --            --
INVESTOR B CLASS
9/30/00                               $ 9.61        $0.49       $ 0.15        $(0.50)         $(0.02)     $   --        $(0.02)
9/30/99                                10.11         0.48        (0.49)        (0.47)             --          --         (0.02)
5/18/98 1 through 9/30/98              10.00         0.17         0.11         (0.17)             --          --            --
INVESTOR C CLASS
9/30/00                               $ 9.61        $0.50       $ 0.11        $(0.50)         $(0.02)     $   --        $(0.02)
9/30/99                                10.11         0.48        (0.49)        (0.47)             --          --         (0.02)
5/18/98 1 through 9/30/98              10.00         0.23         0.05         (0.17)             --          --            --

------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/00                               $ 9.92        $0.62       $ 0.02        $(0.62)         $   --      $   --        $(0.02)
9/30/99                                10.64         0.62        (0.57)        (0.62)             --          --         (0.15)
9/30/98                                10.41         0.67         0.26         (0.65)             --          --         (0.05)
9/30/97                                10.09         0.68         0.32         (0.68)             --          --            --
9/30/96                                10.38         0.64        (0.21)        (0.62)             --          --         (0.10)
SERVICE CLASS
9/30/00                               $ 9.92        $0.60       $ 0.01        $(0.59)         $   --      $   --        $(0.02)
9/30/99                                10.64         0.59        (0.57)        (0.59)             --          --         (0.15)
9/30/98                                10.41         0.60         0.30         (0.62)             --          --         (0.05)
9/30/97                                10.09         0.66         0.31         (0.65)             --          --            --
9/30/96                                10.38         0.61        (0.20)        (0.60)             --          --         (0.10)
INVESTOR A CLASS
9/30/00                               $ 9.92        $0.59       $ 0.01        $(0.58)         $   --      $   --        $(0.02)
9/30/99                                10.64         0.58        (0.57)        (0.58)             --          --         (0.15)
9/30/98                                10.41         0.59         0.29         (0.60)             --          --         (0.05)
9/30/97                                10.09         0.65         0.31         (0.64)             --          --            --
9/30/96                                10.38         0.59        (0.20)        (0.58)             --          --         (0.10)


                                                                                                                 Ratio of
                                     Distributions    Net                         Net                           expenses to
                                       in excess     asset                       assets           Ratio of      average net
                                        of net       value                       end of          expenses to      assets
                                       realized      end of         Total        period          average net    (excluding
                                         gains       period        return         (000)            assets    interest expense)
------------------------------------------------------------------------------------------------------------------------------

INVESTOR C CLASS
9/30/00                                  $ --        $ 9.35          6.00%4    $    2,911            2.07%         1.77%
9/30/99                                    --          9.31         (1.38)4         6,762            2.16          1.76
9/30/98                                    --         10.12          9.20 4         2,035            1.90          1.73
2/28/97 1 through 9/30/97                  --          9.82          4.82 4           128            1.93 2        1.74 2

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
9/30/00                                  $ --        $10.03          7.27%3    $    5,716            2.43%         1.06%
9/30/99                                    --          9.92         (1.40)3         6,713            1.96          1.07
9/30/98                                    --         10.84         11.13 3         6,045            1.46          1.05
9/30/97                                    --         10.49         10.48 3         4,876            1.41          1.02
9/30/96                                    --         10.20          4.43 3         3,651            2.96          0.91
INVESTOR B CLASS
9/30/00                                  $ --        $10.03          6.48%4    $   24,608            3.25%         1.82%
9/30/99                                    --          9.92         (2.14)4        34,753            2.72          1.81
9/30/98                                    --         10.84         10.31 4        25,165            2.01          1.80
9/30/97                                    --         10.49          9.66 4        14,796            2.14          1.77
9/30/96                                    --         10.20          3.68 4        11,119            3.69          1.64
INVESTOR C CLASS
9/30/00                                  $ --        $10.02          6.38%4    $    1,279            3.29%         1.82%
9/30/99                                    --          9.92         (2.14)4         2,435            2.70          1.81
9/30/98                                    --         10.84         10.31 4         1,551            2.14          1.80
2/28/97 1 through 9/30/97                  --         10.49          5.64 4           849            3.24 2        1.70 2

--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
9/30/00                                  $ --        $ 9.70          7.58%     $   95,108            1.49%         0.60%
9/30/99                                    --          9.61          1.14         110,611            0.86          0.60
5/18/98 1 through 9/30/98                  --         10.11          1.36              --            0.63 2        0.60 2
SERVICE CLASS
9/30/00                                  $ --        $ 9.72          7.47%     $      197            1.78%         0.90%
9/30/99                                    --          9.61          0.84%             97            1.31          0.88
5/18/98 1 through 9/30/98                  --         10.11          3.18              --            0.74 2        0.57 2
INVESTOR A CLASS
9/30/00                                  $ --        $ 9.71          7.18%3    $    1,882            1.98%         1.08%
9/30/99                                    --          9.61          0.67 3         1,106            1.37          1.08
5/18/98 1 through 9/30/98                  --         10.11          3.12 3           535            1.10 2        1.06 2
INVESTOR B CLASS
9/30/00                                  $ --        $ 9.71          6.39%4    $      335            2.71%         1.81%
9/30/99                                    --          9.61         (0.09)4           229            2.08          1.81
5/18/98 1 through 9/30/98                  --         10.11          2.85 4           166            1.73 2        1.70 2
INVESTOR C CLASS
9/30/00                                  $ --        $ 9.68          6.39%4    $       29            2.69%         1.81%
9/30/99                                    --          9.61         (0.09)4            24            2.16          1.71
5/18/98 1 through 9/30/98                  --         10.11          2.85 4            --            0.57 2        0.57 2

------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/00                                  $ --        $ 9.92          6.84%     $1,158,375            1.30%         0.65%
9/30/99                                    --          9.92          0.57       1,252,991            1.45          0.65
9/30/98                                    --         10.64          9.25       1,335,054            1.30          0.63
9/30/97                                    --         10.41         10.25         537,260            0.92          0.58
9/30/96                                    --         10.09          4.33         564,744            0.58          0.58
SERVICE CLASS
9/30/00                                  $ --        $ 9.92          6.52%     $  284,075            1.59%         0.95%
9/30/99                                    --          9.92          0.26         270,943            1.76          0.95
9/30/98                                    --         10.64          8.93         257,641            1.69          0.93
9/30/97                                    --         10.41          9.93         266,750            1.27          0.88
9/30/96                                    --         10.09          4.05         165,073            0.88          0.88
INVESTOR A CLASS
9/30/00                                  $ --        $ 9.92          6.35% 3   $   16,936            1.77%         1.12%
9/30/99                                    --          9.92          0.09 3        15,092            1.93          1.12
9/30/98                                    --         10.64          8.74 3        14,897            1.90          1.10
9/30/97                                    --         10.41          9.74 3        15,230            1.41          1.05
9/30/96                                    --         10.09          3.83 3        11,193            1.05          1.05


                                            Ratio                     Ratio of net
                                          expenses    Ratio of net  investment income
                                         to average    investment      to average
                                         net assets     income         net assets       Portfolio
                                         (excluding    to average      (excluding        turnover
                                          waivers)     net assets        waivers)          rate
-------------------------------------------------------------------------------------------------

INVESTOR C CLASS
9/30/00                                    2.31%         5.20%            4.96%            248%
9/30/99                                    2.40          4.81             4.56             328
9/30/98                                    2.24          4.75             4.41             405
2/28/97 1 through 9/30/97                  2.22 2        5.22 2           4.93 2           441

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
9/30/00                                    2.77%         5.71%            5.37%            168%
9/30/99                                    2.32          5.30             4.94             195
9/30/98                                    2.04          5.45             4.87             477
9/30/97                                    2.13          7.63             6.91             393
9/30/96                                    3.72          6.54             5.78             434
INVESTOR B CLASS
9/30/00                                    3.60%         5.05%            4.71%            168%
9/30/99                                    3.08          4.55             4.19             195
9/30/98                                    2.59          4.82             4.24             477
9/30/97                                    2.86          6.89             6.17             393
9/30/96                                    4.45          5.76             5.00             434
INVESTOR C CLASS
9/30/00                                    3.64%         5.10%            4.76%            168%
9/30/99                                    3.06          4.52             4.16             195
9/30/98                                    2.72          4.64             4.06             477
2/28/97 1 through 9/30/97                  3.96 2        5.57 2           4.85 2           393

--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
9/30/00                                    1.84%         6.52%            6.16%            184%
9/30/99                                    1.21          6.15             5.81             124
5/18/98 1 through 9/30/98                  1.00 2        6.09 2           5.72 2            56
SERVICE CLASS
9/30/00                                    2.15%         6.17%            5.81%            184%
9/30/99                                    1.64          6.12             5.79             124
5/18/98 1 through 9/30/98                  1.11 2        8.78 2           8.41 2            56
INVESTOR A CLASS
9/30/00                                    2.33%         6.06%            5.70%            184%
9/30/99                                    1.69          5.76             5.44             124
5/18/98 1 through 9/30/98                  1.47 2        5.65 2           5.28 2            56
INVESTOR B CLASS
9/30/00                                    3.06%         5.24%            4.89%            184%
9/30/99                                    2.43          4.94             4.59             124
5/18/98 1 through 9/30/98                  2.10 2        4.50 2           4.13 2            56
INVESTOR C CLASS
9/30/00                                    3.04%         5.33%            4.98%            184%
9/30/99                                    2.50          5.15             4.81             124
5/18/98 1 through 9/30/98                  0.94 2        5.26 2           4.90 2            56

------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/00                                    1.41%         6.44%            6.33%            205%
9/30/99                                    1.57          6.11             5.99             239
9/30/98                                    1.48          6.04             5.86             376
9/30/97                                    1.17          6.65             6.40             428
9/30/96                                    0.81          6.17             5.95             638
SERVICE CLASS
9/30/00                                    1.70%         6.15%            6.04%            205%
9/30/99                                    1.88          5.81             5.69             239
9/30/98                                    1.87          5.76             5.58             376
9/30/97                                    1.52          6.37             6.12             428
9/30/96                                    1.11          5.87             5.65             638
INVESTOR A CLASS
9/30/00                                    1.89%         6.03%            5.92%            205%
9/30/99                                    2.04          5.62             5.50             239
9/30/98                                    2.08          5.64             5.46             376
9/30/97                                    1.66          6.18             5.93             428
9/30/96                                    1.29          5.67             5.44             638


See accompanying notes to financial statements.

64 and 65

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                              Net                                 Net gain                           Distributions
                                             asset                               (loss) on          Distributions      in excess
                                             value                Net           investments           from net          of net
                                           beginning          investment      (both realized         investment       investment
                                           of period            income        and unrealized)          income           income
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/00                                      $ 9.92              $0.51             $ 0.02              $(0.51)           $ --
9/30/99                                       10.64               0.50              (0.57)              (0.50)             --
9/30/98                                       10.41               0.52               0.29               (0.53)             --
7/15/97 1 through 9/30/97                     10.39               0.09               0.02               (0.09)             --
INVESTOR C CLASS
11/22/99 6 through 9/30/00                    $9.92              $0.44             $(0.02)             $(0.43)           $ --
5/19/99 1 through 9/30/99                     10.14               0.08              (0.22)              (0.08)             --

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
9/30/00                                      $10.81              $0.49             $ 0.23              $(0.52)           $ --
9/30/99                                       11.24               0.30              (0.09)              (0.64)             --
9/30/98                                       10.95               0.45               0.83               (0.57)             --
9/30/97                                       11.71               0.78               0.42               (1.47)             --
6/10/96 1 through 9/30/96                     11.37               0.21               0.30               (0.17)             --
SERVICE CLASS
9/30/00                                      $10.81              $0.46             $ 0.23              $(0.49)           $ --
9/30/99                                       11.24               0.24              (0.06)              (0.61)             --
9/30/98                                       10.95               0.18               1.06               (0.53)             --
9/30/97                                       11.71               1.36              (0.19)              (1.44)             --
2/1/96 through 9/30/96                        11.39               0.89              (0.29)              (0.28)             --
3/1/95 through 1/31/96                        10.52               0.62               1.13               (0.88)             --
INVESTOR A CLASS
9/30/00                                      $10.81              $0.46             $ 0.21              $(0.47)           $ --
9/30/99                                       11.24               0.23              (0.07)              (0.59)             --
9/30/98                                       10.95               0.47               0.76               (0.52)             --
9/30/97                                       11.71               1.10               0.05               (1.42)             --
4/22/96 1 through 9/30/96                     11.37               0.26               0.32               (0.24)             --
INVESTOR B CLASS
9/30/00                                      $10.81              $0.36             $ 0.23              $(0.39)           $ --
9/30/99                                       11.24               0.13              (0.05)              (0.51)             --
9/30/98                                       10.95               0.40               0.74               (0.43)             --
9/30/97                                       11.71               1.06                 --               (1.33)             --
4/19/96 1 through 9/30/96                     11.36               0.22               0.33               (0.20)             --
INVESTOR C CLASS
9/30/00                                      $10.81              $0.35             $ 0.24              $(0.39)           $ --
9/30/99                                       11.24               0.13              (0.05)              (0.51)             --
9/30/98                                       10.95               0.54               0.60               (0.43)             --
9/30/97                                       11.71               1.15              (0.09)              (1.33)             --
9/11/96 1 through 9/30/96                     11.58               0.02               0.12               (0.01)             --

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
9/30/00                                      $ 9.73              $1.14             $(0.82)             $(1.13)           $ --
11/19/98 1 through 9/30/99                    10.00               0.90              (0.32)              (0.85)             --
INSTITUTIONAL CLASS
9/30/00                                      $ 9.73              $1.12             $(0.82)             $(1.11)           $ --
11/19/98 1 through 9/30/99                    10.00               0.90              (0.31)              (0.86)             --
SERVICE CLASS
9/30/00                                      $ 9.73              $1.08             $(0.81)             $(1.08)           $ --
11/19/98 1 through 9/30/99                    10.00               0.85              (0.31)              (0.81)             --
INVESTOR A CLASS
9/30/00                                      $ 9.73              $1.07             $(0.81)             $(1.07)           $ --
11/19/98 1 through 9/30/99                    10.00               0.86              (0.31)              (0.82)             --
INVESTOR B CLASS
9/30/00                                      $ 9.73              $0.99             $(0.81)             $(1.00)           $ --
11/19/98 1 through 9/30/99                    10.00               0.79              (0.31)              (0.75)             --
INVESTOR C CLASS
9/30/00                                      $ 9.73              $0.99             $(0.80)             $(1.00)           $ --
11/19/98 1 through 9/30/99                    10.00               0.78              (0.31)              (0.74)             --



                                                          Distributions              Net                                     Net
                                         Distributions      in excess               asset                                  assets
                                           from net           of net                value                                  end of
                                           realized         realized                end of               Total             period
                                             gains            gains                 period              return             (000)
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/00                                     $(0.02)           $  --                 $ 9.92                5.56%4          $ 4,831
9/30/99                                      (0.15)              --                   9.92               (0.66)4            5,818
9/30/98                                      (0.05)              --                  10.64                7.94 4            4,639
7/15/97 1 through 9/30/97                       --               --                  10.41                1.35 4              468
INVESTOR C CLASS
11/22/99 6 through 9/30/00                  $   --            $  --                 $ 9.91                4.91%4          $    31
5/19/99 1 through 9/30/99                       --               --                   9.92                  --                 --5

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
9/30/00                                     $(0.32)           $  --                 $10.69                7.04%           $69,172
9/30/99                                         --               --                  10.81                1.91             59,265
9/30/98                                      (0.42)              --                  11.24               12.51             43,672
9/30/97                                      (0.49)              --                  10.95               11.59             43,310
6/10/96 1 through 9/30/96                       --               --                  11.71                4.48             30,882
SERVICE CLASS
9/30/00                                     $(0.32)           $  --                 $10.69                6.72%           $ 4,092
9/30/99                                         --               --                  10.81                1.60              3,730
9/30/98                                      (0.42)              --                  11.24               12.17              2,359
9/30/97                                      (0.49)              --                  10.95               11.23              6,708
2/1/96 through 9/30/96                          --               --                  11.71                5.39              7,836
3/1/95 through 1/31/96                          --               --                  11.39               16.79             37,627
INVESTOR A CLASS
9/30/00                                     $(0.32)           $  --                 $10.69                6.54%3          $ 5,435
9/30/99                                         --               --                  10.81                1.43 3            2,638
9/30/98                                      (0.42)              --                  11.24               11.98 3            1,705
9/30/97                                      (0.49)              --                  10.95               11.02 3            1,015
4/22/96 1 through 9/30/96                       --               --                  11.71                5.13 3              176
INVESTOR B CLASS
9/30/00                                     $(0.32)           $  --                 $10.69                5.74%4          $ 3,283
9/30/99                                         --               --                  10.81                0.67 4            2,447
9/30/98                                      (0.42)              --                  11.24               11.15 4            1,512
9/30/97                                      (0.49)              --                  10.95               10.11 4              979
4/19/96 1 through 9/30/96                       --               --                  11.71                4.90 4              136
INVESTOR C CLASS
9/30/00                                     $(0.32)           $  --                 $10.69                5.74%4          $ 2,228
9/30/99                                         --               --                  10.81                0.67 4            2,269
9/30/98                                      (0.42)              --                  11.24               11.15 4            1,249
9/30/97                                      (0.49)              --                  10.95               10.13 4              474
9/11/96 1 through 9/30/96                       --               --                  11.71                1.24 4               19

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
9/30/00                                     $   --            $  --                 $ 8.92                3.26%           $    --
11/19/98 1 through 9/30/99                      --               --                   9.73                5.87                 --
INSTITUTIONAL CLASS
9/30/00                                     $   --            $  --                 $ 8.92                3.11%           $72,839
11/19/98 1 through 9/30/99                      --               --                   9.73                5.93             63,860
SERVICE CLASS
9/30/00                                     $   --            $  --                 $ 8.92                2.80%           $    43
11/19/98 1 through 9/30/99                      --               --                   9.73                5.47                 --
INVESTOR A CLASS
9/30/00                                     $   --            $  --                 $ 8.92                2.63%3          $ 5,094
11/19/98 1 through 9/30/99                      --               --                   9.73                5.50 3            4,412
INVESTOR B CLASS
9/30/00                                     $   --            $  --                 $ 8.91                1.74%4          $39,897
11/19/98 1 through 9/30/99                      --               --                   9.73                4.78 4           12,407
INVESTOR C CLASS
9/30/00                                     $   --            $  --                 $ 8.92                1.86%4          $ 3,758
11/19/98 1 through 9/30/99                      --               --                   9.73                4.69 4            2,647


                                                             Ratio of net
                                                               expenses to      Ratio of expenses
                                            Ratio of           average net         to average
                                           expenses to           assets            net assets
                                           average net         (excluding          (excluding
                                             assets         interest expense)       waivers)
---------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/00                                       2.53%               1.87%               2.64%
9/30/99                                       2.68                1.87                2.80
9/30/98                                       2.43                1.82                2.61
7/15/97 1 through 9/30/97                     2.14 2              1.31 2              2.39 2
INVESTOR C CLASS
11/22/99 6 through 9/30/00                    2.36%2              1.78%2              2.47%2
5/19/99 1 through 9/30/99                     2.53 2              1.79 2              2.64 2

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
9/30/00                                       1.38%               0.92%               1.38%
9/30/99                                       1.03                1.03                1.03
9/30/98                                       1.01                1.01                1.16
9/30/97                                       0.98                0.98                1.08
6/10/96 1 through 9/30/96                     0.92 2              0.92 2              1.32 2
SERVICE CLASS
9/30/00                                       1.66%               1.22%               1.66%
9/30/99                                       1.33                1.33                1.33
9/30/98                                       1.31                1.31                1.46
9/30/97                                       1.30                1.29                1.40
2/1/96 through 9/30/96                        1.09 2              1.09 2              1.20 2
3/1/95 through 1/31/96                        1.23 2              1.23 2              1.23 2
INVESTOR A CLASS
9/30/00                                       1.89%               1.38%               1.89%
9/30/99                                       1.49                1.49                1.49
9/30/98                                       1.48                1.48                1.63
9/30/97                                       1.42                1.42                1.52
4/22/96 1 through 9/30/96                     1.45 2              1.45 2              1.86 2
INVESTOR B CLASS
9/30/00                                       2.59%               2.13%               2.59%
9/30/99                                       2.24                2.24                2.24
9/30/98                                       2.22                2.22                2.37
9/30/97                                       2.12                2.12                2.22
4/19/96 1 through 9/30/96                     2.09 2              2.09 2              2.49 2
INVESTOR C CLASS
9/30/00                                       2.56%               2.15%               2.56%
9/30/99                                       2.24                2.24                2.24
9/30/98                                       2.22                2.22                2.37
9/30/97                                       2.11                2.11                2.21
9/11/96 1 through 9/30/96                     1.53 2              1.53 2              1.93 2

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
9/30/00                                       1.21%               0.55%               0.90%
11/19/98 1 through 9/30/99                    0.33 2              0.28 2              0.41 2
INSTITUTIONAL CLASS
9/30/00                                       1.24%               0.70%               1.41%
11/19/98 1 through 9/30/99                    1.02 2              0.71 2              1.67 2
SERVICE CLASS
9/30/00                                       1.60%               1.00%               1.63%
11/19/98 1 through 9/30/99                    2.21 2              1.59 2              3.33 2
INVESTOR A CLASS
9/30/00                                       1.70%               1.17%               1.88%
11/19/98 1 through 9/30/99                    1.54 2              1.15 2              2.21 2
INVESTOR B CLASS
9/30/00                                       2.47%               1.92%               2.57%
11/19/98 1 through 9/30/99                    2.27 2              1.88 2              2.94 2
INVESTOR C CLASS
9/30/00                                       2.45%               1.92%               2.63%
11/19/98 1 through 9/30/99                    2.25 2              1.88 2              2.92 2

                                                                      Ratio of net
                                                                    investment income
                                                 Ratio of net           to average
                                               investment income        net assets          Portfolio
                                                to average net          (excluding          turnover
                                                    assets               waivers)             rate
-----------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/00                                               5.23%                5.12%               205%
9/30/99                                               4.88                 4.77                239
9/30/98                                               4.71                 4.53                376
7/15/97 1 through 9/30/97                             3.85 2               3.60 2              428
INVESTOR C CLASS
11/22/99 6 through 9/30/00                            5.25%2               5.14%2              205%
5/19/99 1 through 9/30/99                             4.93 2               4.82 2              239

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
9/30/00                                               4.69%                4.69%               266%
9/30/99                                               3.79                 3.79                317
9/30/98                                               4.08                 3.93                225
9/30/97                                               5.28                 5.18                272
6/10/96 1 through 9/30/96                             6.28 2               5.88 2              108
SERVICE CLASS
9/30/00                                               4.36%                4.36%               266%
9/30/99                                               3.50                 3.50                317
9/30/98                                               3.79                 3.64                225
9/30/97                                               5.01                 4.91                272
2/1/96 through 9/30/96                                3.82 2               3.72 2              108
3/1/95 through 1/31/96                                5.62 2               5.62 2              159
INVESTOR A CLASS
9/30/00                                               4.20%                4.20%               266%
9/30/99                                               3.30                 3.30                317
9/30/98                                               3.59                 3.44                225
9/30/97                                               4.49                 4.39                272
4/22/96 1 through 9/30/96                             5.29 2               4.88 2              108
INVESTOR B CLASS
9/30/00                                               3.45%                3.45%               266%
9/30/99                                               2.56                 2.56                317
9/30/98                                               2.83                 2.68                225
9/30/97                                               3.65                 3.55                272
4/19/96 1 through 9/30/96                             4.61 2               4.21 2              108
INVESTOR C CLASS
9/30/00                                               3.43%                3.43%               266%
9/30/99                                               2.55                 2.55                317
9/30/98                                               2.83                 2.68                225
9/30/97                                               3.57                 3.47                272
9/11/96 1 through 9/30/96                             2.79 2               2.38 2              108

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
9/30/00                                              11.38%               11.11%               235%
11/19/98 1 through 9/30/99                           10.45 2              10.38 2              185
INSTITUTIONAL CLASS
9/30/00                                              11.95%               11.78%               235%
11/19/98 1 through 9/30/99                           10.49 2               9.85 2              185
SERVICE CLASS
9/30/00                                              12.13%               12.10%               235%
11/19/98 1 through 9/30/99                            9.93 2               8.81 2              185
INVESTOR A CLASS
9/30/00                                              11.41%               11.23%               235%
11/19/98 1 through 9/30/99                           10.17 2               9.49 2              185
INVESTOR B CLASS
9/30/00                                              10.84%               10.74%               235%
11/19/98 1 through 9/30/99                            9.41 2               8.73 2              185
INVESTOR C CLASS
9/30/00                                              10.63%               10.45%               235%
11/19/98 1 through 9/30/99                            9.36 2               8.69 2              185

 1 Commencement of operations of share class.
 2 Annualized.
 3 Sales load not reflected in total return.
 4 Contingent deferred sales load not reflected in total return.
 5 There were no Investor C shares outstanding as of September 30, 1999. 6 Reissuance of shares.

See accompanying notes to financial statements.

66 and 67

                                 BLACKROCK FUNDS

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock FundsSM ("the Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 39 publicly-offered portfolios, nine of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


------------------------------------------------------------------------------------------------------------------------------------
         Portfolio                                                      Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                                          BlackRock                     Institutional                         Service
------------------------------------------------------------------------------------------------------------------------------------
                                Contractual        Actual      Contractual        Actual           Contractual        Actual
                                   Fees           Fees(4)          Fees           Fees(4)            Fees(1)          Fees(4)
------------------------------------------------------------------------------------------------------------------------------------
  Low Duration Bond                None            None            None            None               0.30%            0.30%
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Government
    Bond                           N/A             N/A             None            None               0.30%            0.30%
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond                None            None            None            None               0.30%            0.30%
------------------------------------------------------------------------------------------------------------------------------------
  Core Bond                        None            None            None            None               0.30%            0.30%
------------------------------------------------------------------------------------------------------------------------------------
  Government Income                N/A             N/A             N/A             N/A                N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
  GNMA                             N/A             N/A             None            None               0.30%            0.30%
------------------------------------------------------------------------------------------------------------------------------------
  Managed Income                   N/A             N/A             None            None               0.30%            0.30%
------------------------------------------------------------------------------------------------------------------------------------
  International Bond               N/A             N/A             None            None               0.30%            0.30%
------------------------------------------------------------------------------------------------------------------------------------
  High Yield Bond                  None            None            None            None               0.30%            0.30%
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
         Portfolio                                                       Share Classes
-----------------------------------------------------------------------------------------------------------------------------
                                          Investor A                       Investor B                        Investor C
-----------------------------------------------------------------------------------------------------------------------------
                               Contractual         Actual        Contractual         Actual        Contractual         Actual
                                  Fees(2)          Fees(4)          Fees(3)          Fees(4)          Fees(3)          Fees(4)
-----------------------------------------------------------------------------------------------------------------------------
  Low Duration Bond                0.50%            0.40%            1.15%            1.15%            1.15%            1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Intermediate Government
    Bond                           0.50%            0.40%            1.15%            1.15%            1.15%            1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond                0.50%            0.40%            1.15%            1.15%            1.15%            1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Core Bond                        0.50%            0.40%            1.15%            1.15%            1.15%            1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Government Income                0.50%            0.40%            1.15%            1.15%            1.15%            1.15%
-----------------------------------------------------------------------------------------------------------------------------
  GNMA                             0.50%            0.40%            1.15%            1.15%            1.15%            1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Managed Income                   0.50%            0.40%            1.15%            1.15%            1.15%            1.15%
-----------------------------------------------------------------------------------------------------------------------------
  International Bond               0.50%            0.40%            1.15%            1.15%            1.15%            1.15%
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Bond                  0.50%            0.40%            1.15%            1.15%            1.15%            1.15%
-----------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 2000.

     In addition BlackRock shares bear a Transfer Agent fee at an annual rate not to exceed .01%, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are carried at fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees. As of September 30, 2000, there were no securities valued in accordance with such procedures.

                                 BLACKROCK FUNDS

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in federal funds) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     Foreign Currency Translation -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolios isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolios report certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Certain Portfolios may enter into forward foreign currency contracts as a hedge against either specific transactions or Portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the Portfolios intend to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at September 30, 2000, the Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:


                                                                                                                       Unrealized
                                                                                                     Value at           Foreign
Settlement                          Currency               Currency                Contract       September 30,       Exchange
   Date                              Amount                  Sold                   Amount             2000           Gain/(Loss)
---------                          -----------   -------------------------       -----------      ------------        -----------
Low Duration Bond
10/06/00                            36,384,332   Danish Krone ............       $ 4,384,361       $ 4,313,086         $  71,275
                                                                                 ===========       ===========         =========

International Bond Portfolio
10/06/00                            46,212,500   Danish Krone ............       $ 5,462,470       $ 5,466,580         $  (4,110)
10/06/00                             5,570,000   Great British Pound .....         7,819,779         8,235,661          (415,882)
10/11/00                             1,740,000   Canadian Dollar .........         1,173,424         1,156,661            16,763
10/16/00                           137,140,000   Swedish Krone ...........        14,133,627        14,250,222          (116,595)
11/27/00                             9,000,000   European Currency Unit ..         7,692,210         7,963,425          (271,215)
11/27/00                           168,000,000   Japanese Yen ............         1,594,836         1,569,507            25,329
                                                                                 -----------       -----------         ---------
                                                                                 $37,876,346       $38,642,056         $(765,710)
                                                                                 ===========       ===========         =========

                                 BLACKROCK FUNDS


                                                                                                                      Unrealized
                                                                                                     Value at           Foreign
Settlement                          Currency               Currency                Contract       September 30,         Exchange
   Date                              Amount                 Bought                  Amount            2000            Gain/(Loss)
---------                          -----------   -------------------------       -----------      ------------        -----------
International Bond Portfolio
10/06/00                             2,245,000   New Zealand Dollar ......         $961,646          $912,570          $(49,076)
                                                                                   ========          ========          ========

     SWAP AGREEMENTS -- The Portfolios may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

     At September 30, 2000, the following Portfolios had swap agreements outstanding:


                                                                                                                     UNREALIZED
  PORTFOLIO          COUNTER-PARTY      TERMINATION DATE         INTEREST          INTEREST      NOTIONAL AMOUNT    APPRECIATION
                                                              RECEIVABLE RATE    PAYABLE RATE    (U.S. DOLLARS)    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------

  Low Duration      Morgan Guaranty        07/07/2005             8.20%              6.50%*      $  1,414,200         $  18,753
  Bond              Trust Co.
-----------------------------------------------------------------------------------------------------------------------------------

  Intermediate      Goldman Sachs          08/07/2010             6.71%+             7.20%          3,500,000           (70,620)
  Government        Goldman Sachs          08/07/2002             7.05%              6.71%+        13,500,000            77,998
  Bond              Goldman Sachs          10/03/2010             6.81%+             6.89%          5,000,000                --
-----------------------------------------------------------------------------------------------------------------------------------

  Intermediate      Goldman Sachs          08/07/2010             6.71%+             7.20%          6,500,000          (129,512)
  Bond              Goldman Sachs          08/07/2002             7.05%              6.71%+        25,000,000           144,826
                    Goldman Sachs          10/03/2010             6.81%+             6.89%         10,000,000                --
-----------------------------------------------------------------------------------------------------------------------------------

  Core Bond         Deutsche Bank          04/04/2005             7.25%              6.77%+        50,000,000           959,715
                    Goldman Sachs          08/07/2010             6.71%+             7.20%         18,000,000          (358,649)
                    Goldman Sachs          08/07/2002             7.05%              6.71%+        69,000,000           399,721
                    Goldman Sachs          10/03/2010             6.81%+             6.89%         19,000,000                --
                    Lehman Brothers        10/03/2010             6.81%+             6.91%         23,000,000                --
                    Morgan Guaranty        07/07/2005             8.20%              6.50%*         7,136,996            85,297
                    Trust Co.
-----------------------------------------------------------------------------------------------------------------------------------

  Government        Goldman Sachs          08/07/2010             6.71%+             7.20%            500,000            (9,874)
  Income            Goldman Sachs          08/07/2002             7.05%              6.71%+         2,000,000            11,990
-----------------------------------------------------------------------------------------------------------------------------------

  GNMA              Goldman Sachs          08/07/2010             6.71%+             7.20%          1,000,000           (20,178)
                    Goldman Sachs          08/07/2002             7.05%              6.71%+         4,000,000            18,190
                    Goldman Sachs          10/03/2010             6.81%+             6.89%          3,000,000                --
                    Lehman Brothers        06/16/2002             7.20%+             6.79%         30,000,000           413,917
-----------------------------------------------------------------------------------------------------------------------------------

  Managed           Goldman Sachs          08/07/2010             6.71%+             7.20%         17,500,000          (348,687)
  Income            Goldman Sachs          08/07/2002             7.05%              6.71%+        67,000,000           388,775
                    Goldman Sachs          10/03/2010             6.81%+             6.89%         19,000,000                --
                    Lehman Brothers        10/03/2010             6.81%+             6.91%         23,000,000                --
                    Morgan Guaranty        07/07/2005             8.20%              6.50%*         7,947,804            94,988
                    Trust Co.
-----------------------------------------------------------------------------------------------------------------------------------

*Interest amounts paid to counter-party based on notional amounts denominated in European Currency Units of 1,500,000, 7,570,000 and 8,430,000 for the Low Duration Bond, Core Bond and Managed Income Portfolios respectively.

+Rate shown is the floating rate as of September 30, 2000.

                                 BLACKROCK FUNDS

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Portfolios may enter into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Portfolios enter into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.


                                               Low Duration            Intermediate           Intermediate             Government
                                                   Bond               Government Bond            Bond                    Income
                                                 Portfolio               Portfolio             Portfolio               Portfolio
                                               ------------           ---------------        --------------            -----------
Average daily balance of reverse repurchase
   agreements outstanding during the year
   ended September 30, 2000 ................   $ 84,227,239             $26,106,507           $ 91,234,000             $ 8,977,325
Weighted Average Interest Rate .............           5.47%                   6.10%                  5.66%                   5.84%
Maximum Amount of reverse repurchase
   agreements outstanding at any month-end
   during the year ended September 30, 20001   $104,184,739             $63,383,054           $169,395,389             $14,995,266
Percentage of total assets .................          27.70%                  14.63%                  7.37%                  27.09%
Amount of reverse repurchase agreements
outstanding at September 30, 2000 ..........   $ 85,148,119             $57,313,078           $ 62,024,770             $ 3,819,462
Percentage of total assets .................          24.88%                   2.81%                  7.37%                  10.01%

                                                                          Managed             International             High Yield
                                                   GNMA                   Income                 Bond                     Bond
                                                 Portfolio               Portfolio             Portfolio                Portfolio
                                               ------------             -----------           ------------            -------------
Average daily balance of reverse repurchase
   agreements outstanding during the year
   ended September 30, 2000 ................    $15,340,746            $171,772,554            $ 8,929,076             $ 8,639,009
Weighted Average Interest Rate .............           5.88%                   4.76%                  5.47%                   6.20%
Maximum Amount of reverse repurchase
   agreements outstanding at any month-end
   during the year ended September 30, 2000 1   $20,370,998            $298,367,512            $29,027,331             $11,671,355
Percentage of total assets .................          16.52%                  16.00%                 25.45%                   8.41%
Amount of reverse repurchase agreements
   outstanding at September 30, 2000 .......    $10,754,961            $208,160,103            $29,027,331             $11,671,355
Percentage of total assets .................           9.60%                  11.55%                 25.45%                   8.41%

----------
1 The maximum amount of reverse repurchase agreements outstanding at any month end occurred on January 31, 2000, June 30, 2000, November 30, 1999, January 31, 2000, January 31, 2000, October 31, 1999, September 30, 2000 and September 30, 2000, respectively.

     FUTURES TRANSACTIONS -- The Portfolios may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolios are required to deposit cash or pledge securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or

                                 BLACKROCK FUNDS
securities, are made or received by the Portfolios each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios' basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Portfolios may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolios sell or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios as writers of an option, may have no control over whether the underlying securities may be sold
(call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Written Option transactions entered into during the fiscal year ended September 30, 2000 are summarized as follows:

                                                  Low Duration
                                                      Bond
                                          --------------------------
                                          Number of
                                          Contracts        Premium
                                          --------------------------
     Balance at 9/30/99 ................      --          $      --
     Written. ..........................     900            160,172
     Expired ...........................    (900)          (160,172)
                                           -----          ---------
     Balance at 9/30/00                       --          $      --
                                           =====          =========

     TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- The Portfolios may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolios sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolios account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

                                 BLACKROCK FUNDS

     SECURITIES LENDING -- Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the collateral may fall under 102% of the market value of the securities on loan. On the next business day the collateral is adjusted to meet the 102% requirement based on the prior days market fluctuations and the current day's security lending activity. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including rights to draw on letters of credit) at September 30, 2000, is as follows:

                                                                    Value of              Income
                                             Market Value of       Collateral            Earned on
      Portfolio                            Securities On Loan       Received         Securities Loaned*
      ---------                            ------------------      ----------        ----------------
      Intermediate Government
        Bond Portfolio ...............        $ 48,338,332        $ 49,906,738            $ 13,127
      Intermediate Bond Portfolio ....           7,169,573           7,385,386              19,007
      Core Bond Portfolio ............         157,979,798         168,400,375             167,804
      Government Income ..............             863,363             896,700               4,824
      GNMA Portfolio .................             594,628             619,544                 598
      Managed Income Portfolio .......          36,437,165          37,654,320              94,795
      High Yield Bond Portfolio ......           9,516,260           9,999,638              51,775

  *Income is included in interest income on the Statement of Operations.

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc., ("BFM") a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:

                                               Each Portfolio
                                           Except the International      International Bond Portfolio
                                       Bond Portfolio & GNMA Portfolio         & GNMA Portfolio
                                       -------------------------------   ----------------------------
                                                 Investment                       Investment
   Average Daily Net Assets                     Advisory Fee                     Advisory Fee
   ------------------------------      -------------------------------   ----------------------------
   first $1 billion .............                   .500%                           .550%
   $1 billion-- $2 billion ......                   .450                            .500
   $2 billion-- $3 billion ......                   .425                            .475
   greater than $3 billion ......                   .400                            .450

                                BLACKROCK FUNDS

     For the year ended September 30, 2000, advisory fees and waivers for each Portfolio were as follows:


                                                    Gross                       Net Advisory
                                                Advisory Fee       Waiver           Fee
                                               --------------    ----------     ------------
     Low Duration Bond Portfolio ..........      $1,368,281      $  759,386      $  608,895
     Intermediate Government Bond Portfolio       1,950,681         829,349       1,121,332
     Intermediate Bond Portfolio ..........       3,260,340       1,395,707       1,864,633
     Core Bond Portfolio ..................       5,908,849       2,899,310       3,009,539
     Government Income Portfolio ..........         181,931         126,791          55,140
     GNMA Portfolio .......................         563,212         362,060         201,152
     Managed Income Portfolio .............       7,465,106       1,743,474       5,721,632
     International Bond Portfolio .........         430,460              --         430,460
     High Yield Bond Portfolio ............         522,298         127,262         395,036

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the
Fund.   For  these   services,   the   co-administrators   receive  a   combined
administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates:
 .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes, except for the BlackRock Class, are charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion. The BlackRock Class is charged an administration fee of .035% of the first $500 million, .025% of the next $500 million and .015% of assets in excess of $1 billion based upon average daily net assets of its class.

     For the year ended September 30, 2000, administration fees and waivers for each Portfolio were as follows:

                                               Gross                            Net
                                           Administration                  Administration
                                                Fee           Waiver            Fee
                                           --------------   ----------     --------------
     Low Duration Bond Portfolio .....      $  629,409      $  132,433      $  496,976
     Intermediate Government Bond
       Portfolio .....................         897,313              --         897,313
     Intermediate Bond Portfolio .....       1,469,343         157,145       1,312,198
     Core Bond Portfolio .............       2,583,520         291,347       2,292,173
     Government Income Portfolio .....          83,688              --          83,688
     GNMA Portfolio ..................         235,525              --         235,525
     Managed Income Portfolio ........       3,240,823              --       3,240,823
     International Bond Portfolio ....         180,011              --         180,011
     High Yield Bond Portfolio .......         240,257          33,403         206,854

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC and BlackRock and BlackRock Distributors, Inc. ("BDI"), as the Fund's distributor, may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

                                 BLACKROCK FUNDS

     The expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreement were as follows:


Low Duration Bond Portfolio ..........                .385%               $1,265,802
Intermediate Government Bond Portfolio                .475%                1,424,003
Intermediate Bond Portfolio ..........                .435%                2,122,778
Core Bond Portfolio ..................                .380%                4,414,982
Government Income Portfolio ..........                .550%                  231,260
GNMA Portfolio .......................                .485%                  575,889
Managed Income Portfolio .............                .485%                2,931,321
International Bond Portfolio .........                .865%                       --
High Yield Bond Portfolio ............                .525%                  458,816

     PFPC Trust Co. serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense payments ("distribution fees") made to BDI, or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various Service Organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 2000, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                      Purchases               Sales
                                                   --------------        --------------
     Low Duration Bond Portfolio ..........        $  182,524,554        $   77,093,572
     Intermediate Government Bond Portfolio           159,813,803           162,364,171
     Intermediate Bond Portfolio ..........           606,822,338           322,117,248
     Core Bond Portfolio ..................         1,688,376,116         1,159,927,640
     Government Income Portfolio ..........            24,714,796            29,329,062
     GNMA Portfolio .......................            79,346,984            81,176,546
     Managed Income Portfolio .............         1,606,201,380         1,668,336,006
     International Bond Portfolio .........           257,303,753           187,408,713
     High Yield Bond Portfolio ............           303,427,377           257,351,078

     For the year ended September 30, 2000, purchases and sales of government securities were as follows:

                                                      Purchases               Sales
                                                   --------------        --------------
     Low Duration Bond Portfolio ..........        $  496,759,609        $  461,643,470
     Intermediate Government Bond Portfolio           474,996,527           362,365,811
     Intermediate Bond Portfolio ..........         1,159,932,354         1,083,258,449
     Core Bond Portfolio ..................         1,801,821,795         1,687,656,553
     Government Income Portfolio ..........            52,668,372            71,831,640
     GNMA Portfolio .......................           134,705,569           145,350,001
     Managed Income Portfolio .............         1,955,090,996         1,836,355,253
     International Bond Portfolio .........             4,994,531            15,113,818
     High Yield Bond Portfolio ............               779,143                    --

                                BLACKROCK FUNDS

(D)  CAPITAL SHARES

     Transactions in capital shares for each period were as follows:


                                                                                 Low Duration Bond Portfolio
                                                     -----------------------------------------------------------------------------
                                                             For the Year Ended                          For the Year Ended
                                                                 9/30/00                                     9/30/99
                                                     ---------------------------------            --------------------------------
                                                        Shares               Value                  Shares                Value
                                                     -----------         -------------            ----------          ------------
Shares sold:
     BlackRock Class ......................           11,296,341         $ 109,833,622               832,804          $  8,225,913
     Institutional Class ..................            2,827,539            27,551,164             5,049,746            50,160,391
     Service Class ........................            1,154,085            11,241,155               481,738             4,773,870
     Investor A Class .....................              670,509             6,535,316             7,997,051            79,368,911
     Investor B Class .....................              622,191             6,064,036               849,840             8,398,923
     Investor C Class .....................              190,946             1,857,649               295,280             2,913,761
Shares issued in reinvestment of dividends:
     BlackRock Class ......................              345,579             3,364,894               437,739             4,345,898
     Institutional Class ..................               65,383               637,415                77,974               773,054
     Service Class ........................               35,159               342,667                32,267               319,928
     Investor A Class .....................                8,599                83,763                 6,974                69,156
     Investor B Class .....................               11,058               107,707                 1,678                16,527
     Investor C Class .....................                  814                 7,943                   230                 2,256
Shares redeemed:
     BlackRock Class ......................          (10,870,493)         (105,788,472)           (7,196,600)          (71,522,179)
     Institutional Class ..................           (6,026,762)          (58,708,155)           (5,717,416)          (56,567,681)
     Service Class ........................             (897,192)           (8,733,655)             (629,119)           (6,237,880)
     Investor A Class .....................             (687,507)           (6,704,569)           (8,023,994)          (79,648,051)
     Investor B Class .....................             (572,858)           (5,584,337)             (122,395)           (1,210,268)
     Investor C Class .....................             (269,569)           (2,626,365)             (169,657)           (1,673,985)
                                                      ----------         -------------            ----------          ------------
Net decrease ..............................           (2,096,178)        $ (20,518,222)           (5,795,860)         $(57,491,456)
                                                      ==========         =============            ==========          ============



                                                                           Intermediate Government Bond Portfolio
                                                     -----------------------------------------------------------------------------
                                                             For the Year Ended                          For the Year Ended
                                                                 9/30/00                                     9/30/99
                                                     ---------------------------------            --------------------------------
                                                        Shares               Value                  Shares                Value
                                                     -----------         -------------            ----------          ------------
Shares sold:
     Institutional Class ..................            3,909,787         $  38,214,512             3,507,375         $  35,391,770
     Service Class ........................            1,342,324            13,162,765               827,540             8,427,966
     Investor A Class .....................           21,105,345           206,352,053            23,464,426           235,348,637
     Investor B Class .....................              190,353             1,866,295                81,567               823,939
     Investor C Class .....................               91,605               902,886                33,550               335,611
Shares issued in reinvestment of dividends:
     Institutional Class ..................               74,183               729,528               290,113             2,975,693
     Service Class ........................                3,729                36,794                20,453               209,851
     Investor A Class .....................               27,659               270,688                33,385               339,213
     Investor B Class .....................                1,676                16,381                   744                 7,498
     Investor C Class .....................                  259                 2,534                     1                    11
Shares redeemed:
     Institutional Class ..................          (10,443,450)         (102,055,162)           (6,636,676)          (67,012,012)
     Service Class ........................           (1,487,458)          (14,521,148)             (984,744)           (9,969,516)
     Investor A Class .....................          (20,930,487)         (204,611,773)          (23,526,911)         (235,853,068)
     Investor B Class .....................             (132,732)           (1,299,501)              (35,011)             (353,173)
     Investor C Class .....................              (78,830)             (775,432)              (14,731)             (147,933)
                                                     -----------         -------------           -----------         -------------
Net decrease ..............................           (6,326,037)        $ (61,708,580)           (2,938,919)        $ (29,475,513)
                                                     ===========         =============           ===========         =============

                                 BLACKROCK FUNDS


                                                                                 Intermediate Bond Portfolio
                                                     -----------------------------------------------------------------------------
                                                             For the Year Ended                          For the Year Ended
                                                                 9/30/00                                     9/30/99
                                                     ---------------------------------            --------------------------------
                                                        Shares               Value                  Shares                Value
                                                     -----------         -------------            ----------          ------------
Shares sold:
     BlackRock Class ......................           11,859,406          $107,041,799             1,378,815          $ 12,608,853
     Institutional Class ..................           21,760,521           195,266,438            10,315,220            96,225,816
     Service Class ........................            1,184,365            10,632,772             1,242,448            11,610,084
     Investor A Class .....................              537,049             4,841,793               370,766             3,469,555
     Investor B Class .....................               42,234               379,337               109,782             1,027,624
     Investor C Class .....................               41,504               376,223                74,567               685,199
Shares issued in reinvestment of dividends:
     BlackRock Class ......................              315,214             2,829,408               134,838             1,259,759
     Institutional Class ..................               75,759               681,349               533,001             5,011,399
     Service Class ........................               50,310               478,840                62,444               584,579
     Investor A Class .....................               13,853               124,410                 9,745                91,018
     Investor B Class .....................                4,277                38,428                 2,299                21,264
     Investor C Class .....................                  262                 2,353                   112                 1,043
Shares redeemed:
     BlackRock Class ......................             (122,606)           (1,095,720)           (1,865,426)          (17,440,794)
     Institutional Class ..................          (17,546,902)         (157,750,069)           (9,255,425)          (86,356,153)
     Service Class ........................           (1,140,714)          (10,241,853)           (1,317,770)          (12,268,337)
     Investor A Class .....................             (440,535)           (3,956,567)             (288,703)           (2,680,316)
     Investor B Class .....................              (40,084)             (360,413)              (12,658)             (116,792)
     Investor C Class .....................              (35,906)             (322,186)              (28,545)             (261,301)
                                                     -----------          ------------             ---------          ------------
Net increase ..............................           16,558,007          $148,966,342             1,465,510          $ 13,472,500
                                                     ===========          ============             =========          ============



                                                                                     Core Bond Portfolio
                                                     -----------------------------------------------------------------------------
                                                             For the Year Ended                          For the Year Ended
                                                                 9/30/00                                     9/30/99
                                                     ---------------------------------            --------------------------------
                                                        Shares               Value                  Shares                Value
                                                     -----------         -------------            ----------          ------------
Shares sold:
     BlackRock Class ......................           21,087,787         $ 194,073,654            12,304,751         $ 117,815,392
     Institutional Class ..................           54,311,518           495,924,240            22,622,724           217,677,987
     Service Class ........................            3,243,295            29,959,049             3,059,912            29,525,974
     Investor A Class .....................            1,315,214            12,219,392               449,024             4,340,261
     Investor B Class .....................              419,132             3,860,889               670,156             6,468,706
     Investor C Class .....................              340,083             3,108,152               732,575             7,100,978
Shares issued in reinvestment of dividends:
     BlackRock Class ......................            1,090,262            10,030,782               686,453             6,616,617
     Institutional Class ..................              511,164             4,711,914             1,547,546            15,039,732
     Service Class ........................               37,042               341,741               176,475             1,716,378
     Investor A Class .....................               36,158               332,562                38,763               373,736
     Investor B Class .....................               43,498               400,065                58,104               561,236
     Investor C Class .....................                5,986                55,024                 6,424                60,884
Shares redeemed:
     BlackRock Class ......................           (5,189,436)          (47,853,092)           (4,888,053)          (46,820,534)
     Institutional Class ..................          (18,998,689)         (175,297,810)          (14,235,545)         (136,184,476)
     Service Class ........................           (4,000,164)          (36,844,356)           (3,102,768)          (29,354,941)
     Investor A Class .....................           (1,333,629)          (12,388,057)             (264,885)           (2,547,956)
     Investor B Class .....................             (704,414)           (6,467,813)             (343,118)           (3,277,734)
     Investor C Class .....................             (761,120)           (6,991,375)             (213,866)           (2,037,003)
                                                     -----------          ------------            ----------          ------------
Net increase ..............................           51,453,687          $469,174,961            19,304,672          $187,075,237
                                                     ===========          ============            ==========          ============

                                 BLACKROCK FUNDS


                                                                                 Government Income Portfolio
                                                     -----------------------------------------------------------------------------
                                                             For the Year Ended                          For the Year Ended
                                                                 9/30/00                                     9/30/99
                                                     ---------------------------------            --------------------------------
                                                        Shares               Value                  Shares                Value
                                                     -----------         -------------            ----------          ------------
Shares sold:
     Investor A Class .....................              881,467          $  8,660,329               260,226           $ 2,715,739
     Investor B Class .....................              316,977             3,107,686             1,949,007            20,327,259
     Investor C Class .....................               32,915               320,513               285,429             3,023,210
Shares issued in reinvestment of dividends:
     Investor A Class .....................               21,345               208,767                30,494               315,789
     Investor B Class .....................               90,198               882,206               116,786             1,207,289
     Investor C Class .....................                3,093                30,255                 5,135                53,075
Shares redeemed:
     Investor A Class .....................           (1,009,572)           (9,908,818)             (171,587)           (1,749,782)
     Investor B Class .....................           (1,455,997)          (14,171,917)             (883,791)           (9,009,692)
     Investor C Class .....................             (153,802)           (1,499,977)             (188,143)           (1,955,238)
                                                      ----------          ------------             ---------           -----------
Net increase (decrease) ...................           (1,273,376)         $(12,370,956)            1,403,556           $14,927,649
                                                      ==========          ============             =========           ===========



                                                                                       GNMA Portfolio
                                                     -----------------------------------------------------------------------------
                                                             For the Year Ended                          For the Year Ended
                                                                 9/30/00                                     9/30/99
                                                     ---------------------------------            --------------------------------
                                                        Shares               Value                  Shares                Value
                                                     -----------         -------------            ----------          ------------
Shares sold:
     Institutional Class ..................            1,810,767         $  17,240,718             1,140,847         $  11,252,768
     Service Class ........................              108,059             1,017,579                10,000               100,000
     Investor A Class .....................              209,042             1,994,012               163,262             1,623,804
     Investor B Class .....................               25,489               242,481                15,005               149,441
     Investor C Class .....................                4,117                39,089                 2,509                24,987
Shares issued in reinvestment of dividends:
     Institutional Class ..................               19,874               191,544                20,941               210,041
     Service Class ........................                    1                     8                     1                     7
     Investor A Class .....................                3,837                36,489                   953                 9,420
     Investor B Class .....................                1,306                12,432                   837                 8,294
     Investor C Class .....................                   10                    91                     1                     5
Shares redeemed:
     Institutional Class ..................           (3,476,540)          (33,079,959)           (1,390,033)          (13,772,698)
     Service Class ........................              (97,761)             (920,124)                   --                    --
     Investor A Class .....................             (133,467)           (1,264,537)             (102,641)           (1,006,748)
     Investor B Class .....................              (15,965)             (152,414)               (8,598)              (85,468)
     Investor C Class .....................               (3,611)              (34,292)                  (61)                 (632)
                                                      ----------          ------------            ----------          ------------
Net decrease ..............................           (1,544,842)         $(14,676,883)             (146,977)         $ (1,486,779)
                                                      ==========          ============            ==========          ============

78

                                 BLACKROCK FUNDS


                                                                                  Managed Income Portfolio
                                                     -----------------------------------------------------------------------------
                                                             For the Year Ended                          For the Year Ended
                                                                 9/30/00                                     9/30/99
                                                     ---------------------------------            --------------------------------
                                                        Shares               Value                  Shares                Value
                                                     -----------         -------------            ----------          ------------
Shares sold:
     Institutional Class ..................           46,152,102         $ 446,950,514            19,369,006         $ 198,295,963
     Service Class ........................           36,473,691           353,591,999            23,985,008           246,124,482
     Investor A Class .....................              921,541             8,976,202             1,652,130            17,049,147
     Investor B Class .....................               77,426               754,652               241,920             2,480,512
     Investor C Class .....................               11,103               108,965                89,834               911,388
Shares issued in reinvestment of dividends:
     Institutional Class ..................              314,630             3,107,878             1,741,803            17,972,961
     Service Class ........................              568,795             5,556,541               800,827             8,224,822
     Investor A Class .....................               72,523               708,040                84,338               865,048
     Investor B Class .....................               22,522               219,890                25,489               261,167
     Investor C Class .....................                   --                    --                   112                 1,120
Shares redeemed:
     Institutional Class ..................          (56,001,653)         (543,081,920)          (20,180,012)         (206,556,608)
     Service Class ........................          (35,718,972)         (346,362,494)          (21,667,679)         (221,936,261)
     Investor A Class .....................             (808,957)           (7,883,201)           (1,614,057)          (16,588,344)
     Investor B Class .....................             (199,432)           (1,941,119)             (116,526)           (1,183,067)
     Investor C Class .....................               (8,012)              (77,947)              (89,946)             (909,267)
                                                     -----------         -------------           -----------         -------------
Net increase (decrease) ...................           (8,122,693)        $ (79,372,000)            4,322,247         $  45,013,063
                                                     ===========         =============           ===========         =============



                                                                                International Bond Portfolio
                                                     -----------------------------------------------------------------------------
                                                             For the Year Ended                          For the Year Ended
                                                                 9/30/00                                     9/30/99
                                                     ---------------------------------            --------------------------------
                                                        Shares               Value                  Shares                Value
                                                     -----------         -------------            ----------          ------------
Shares sold:
     Institutional Class ..................            1,833,642           $19,307,309             2,263,708           $25,360,758
     Service Class ........................              187,091             1,971,475               273,669             3,040,289
     Investor A Class .....................              359,280             3,803,221               110,247             1,215,695
     Investor B Class .....................              136,761             1,446,660               120,051             1,333,373
     Investor C Class .....................               67,834               722,011               146,359             1,627,582
Shares issued in reinvestment of dividends:
     Institutional Class ..................               77,609               830,322                23,195               257,254
     Service Class ........................                8,015                85,104                 4,843                53,860
     Investor A Class .....................               18,613               196,768                 8,011                89,058
     Investor B Class .....................               10,735               113,421                 4,349                48,278
     Investor C Class .....................                8,608                91,004                 3,763                41,792
Shares redeemed:
     Institutional Class ..................             (925,109)           (9,805,617)             (688,344)           (7,645,996)
     Service Class ........................             (157,556)           (1,654,082)             (143,232)           (1,588,480)
     Investor A Class .....................             (113,875)           (1,199,308)              (25,793)             (287,680)
     Investor B Class .....................              (66,814)             (703,611)              (32,536)             (356,783)
     Investor C Class .....................              (78,041)             (821,214)              (51,322)             (569,217)
                                                       ---------           -----------             ---------           -----------
Net increase ..............................            1,366,793           $14,383,463             2,016,968           $22,619,783
                                                       =========           ===========             =========           ===========

                                 BLACKROCK FUNDS


                                                                                  High Yield Bond Portfolio
                                                     -----------------------------------------------------------------------------
                                                             For the Year Ended                             For the Period
                                                                 9/30/00                               11/19/98 1 thru 9/30/99
                                                     ---------------------------------            --------------------------------
                                                        Shares               Value                  Shares                Value
                                                     -----------         -------------            ----------          ------------
Shares sold:
     BlackRock Class ......................                   --          $         --                    11           $       100
     Institutional Class ..................            3,032,666            28,831,220             6,762,768            68,071,217
     Service Class ........................                4,802                45,000                    11                   100
     Investor A Class .....................              289,966             2,723,013               479,652             4,861,542
     Investor B Class .....................            1,549,318            14,666,198             1,695,082            17,092,840
     Investor C Class .....................              493,464             4,727,253               285,616             2,901,857
Shares issued in acquisition:
     Investor B Class .....................            3,138,933            29,192,143                    --                    --
Shares issued in reinvestment of dividends:
     BlackRock Class ......................                    1                    11                    --                     7
     Institutional Class ..................                  615                 5,782                    88                   880
     Service Class ........................                    1                    11                    --                     7
     Investor A Class .....................               15,040               142,436                 6,305                63,254
     Investor B Class .....................               88,750               831,652                15,397               154,087
     Investor C Class .....................               16,745               159,836                 2,815                28,278
Shares redeemed:
     BlackRock Class ......................                   --                    --                    --                    --
     Institutional Class ..................           (1,425,769)          (13,494,689)             (201,248)           (2,030,800)
     Service Class ........................                   --                    (5)                   --                    --
     Investor A Class .....................             (186,991)           (1,773,455)              (32,638)             (329,155)
     Investor B Class .....................           (1,575,491)          (14,692,503)             (435,698)           (4,353,940)
     Investor C Class .....................             (360,703)           (3,394,168)              (16,479)             (163,867)
                                                      ----------          ------------             ---------           -----------
Net increase ..............................            5,081,347          $ 47,969,735             8,561,682           $86,296,407
                                                      ==========          ============             =========           ===========
                                                                                                                     -------------

--------------
1 Commencement of operations.

(E) AT SEPTEMBER 30, 2000, NET ASSETS CONSISTED OF:

                                                         Low              Intermediate
                                                      Duration             Government             Intermediate            Core
                                                        Bond                  Bond                    Bond                Bond
                                                      Portfolio             Portfolio              Portfolio           Portfolio
                                                     ------------        -------------            ------------       --------------
     Capital paid-in ..........................      $248,998,331         $375,665,588            $711,960,784       $1,476,050,211
     Undistributed net investment income ......           344,576                   --               1,002,609                   --
     Distributions in excess of net
       investment income ......................                --             (122,169)                     --           (1,909,654)
     Accumulated net realized loss on
       investment transactions, futures,
       options, swap contracts and foreign
       exchange contracts .....................        (3,870,946)          (9,165,847)            (11,459,213)         (18,642,225)
     Net unrealized depreciation on investment
       transactions, futures contracts, swap
       contracts and foreign exchange contracts          (579,917)          (4,284,387)             (2,366,847)          (2,508,877)
                                                     ------------         ------------            ------------       --------------
                                                     $244,892,044         $362,093,185            $699,137,333       $1,452,989,455
                                                     ============         ============            ============       ==============

                                 BLACKROCK FUNDS

                                         Government                            Managed       International     High Yield
                                           Income            GNMA               Income            Bond            Bond
                                          Portfolio        Portfolio          Portfolio        Portfolio        Portfolio
                                         -----------      -----------      --------------    -------------    ------------
Capital paid-in .....................    $33,486,412      $97,859,976      $1,523,182,336     $83,091,528     $135,896,355
Undistributed net investment income .             --               --                  --       6,755,036          568,397
Distributions in excess of net
  investment income .................       (132,896)        (117,664)         (3,393,097)             --               --
Accumulated net realized loss on
  investment transactions, futures,
  options, swap contracts and foreign
  exchange contracts ................     (1,431,378)        (253,519)        (34,299,889)     (1,274,497)      (2,547,035)
Net unrealized appreciation
  (depreciation) on investment
  transactions, futures contracts,
  swap contracts and foreign
  exchange contracts ................       (319,078)          63,004         (21,241,829)     (4,362,405)     (12,286,341)
                                         -----------      -----------      --------------     -----------     ------------
                                         $31,603,060      $97,551,797      $1,464,247,521     $84,209,662     $121,631,376
                                         ===========      ===========      ==============     ===========     ============

(F)  CAPITAL LOSS CARRYOVERS

     At September 30, 2000, capital loss carryovers were available to offset possible future realized capital gains as follows:


                                                     Capital Loss Carryforward             Year of Expiration
                                                     -------------------------             ------------------
   Low Duration Bond Portfolio:                             $   154,306                           2002
                                                                767,646                           2003
                                                                470,894                           2004
                                                                230,754                           2008

   Intermediate Government Bond Portfolio:                    5,634,692                           2008

   Intermediate Bond Portfolio:                               6,230,483                           2008

   Core Bond Portfolio:                                      13,773,053                           2008

   Government Income Portfolio:                                 861,594                           2008

   GNMA Portfolio:                                              195,028                           2008

   Managed Income Portfolio:                                  8,409,204                           2008

   International Bond Portfolio:                                147,469                           2008

   High Yield Bond Portfolio:                                   683,582                           2007
                                                                603,164                           2008

     On September 30, 2000, deferred post-October losses for the Low Duration Bond Portfolio were $2,167,913, for the Intermediate Government Bond Portfolio were $3,519,070, for the Intermediate Bond Portfolio were $4,779,071, for the Core Bond Portfolio were $4,389,323, for the Government Income Portfolio were $496,368, for the GNMA Portfolio were $60,586, for the Managed Income Portfolio were $24,472,066, for the International Bond Portfolio were $1,307,231 and for the High Yield Bond Portfolio were $1,037,488.

(G)    REORGANIZATION

     On October 4, 1999, October 12, 1999 and May 5, 2000, the Board of Trustees of the Fund, the Board of Directors of Independence Square Income Securities, Inc. ("ISIS") and the Shareholders of ISIS, respectively, approved an asset purchase agreement between the Fund and ISIS. The agreement provided for the acquisition by the BlackRock High Yield Portfolio of all of the assets and liabilities of ISIS in a tax-free exchange for Investor B shares of the Portfolio and the distribution of such Investor B shares to the participating shareholders of ISIS in the liquidation of ISIS. On May 18, 2000, shares in the amount of 3,138,933 were issued, net assets of $29,192,143 were converted, the net asset value per share issued was $9.30 and unrealized appreciation of assets acquired as of the conversion date was $1,417,192.

                                 BLACKROCK FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets of the Low Duration Bond, Government Income and GNMA Portfolios and the statements of assets and liabilities, including the schedules of investments, of the Intermediate Government Bond, Intermediate Bond, Core Bond, Managed Income, International Bond and High Yield Bond Portfolios (constituting the taxable bond portfolios of BlackRock Funds, hereafter referred to as the "Fund") and the related statements of operations and of changes in net assets, of cash flows of the Low Duration Bond, Intermediate Bond, Government Income and GNMA Portfolios and the financial highlights present fairly, in all material respects, the financial position of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Government Income, GNMA, Managed Income, International Bond and High Yield Bond Portfolios of the Fund at September 30, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets, the cash flows of the Low Duration Bond, Intermediate Bond, Government Income and GNMA Portfolios and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
November 17, 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors,Inc.
   New York, New York 10154

Sub-Adviser
   BlackRock Financial Management,Inc.
   New York, New York 10154

Custodian
   PFPC Trust Co.
   Philadelphia,Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPCInc.
   Wilmington,Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia,Pennsylvania 19103


To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS


                                  FUND SPECTRUM

BlackRock Funds is a leading mutual fund company currently managing in excess of $25 billion in 39 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a PURE INVESTMENT STYLE.(R)

Stock Portfolios
----------------
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity
         Micro-Cap Equity
         Global Science & Technology
         European Equity
         International Equity
         International Small Cap Equity
         Asia Pacific Equity
         International Emerging Markets
         Select Equity
         Index Equity

Stock & Bond Portfolios
-----------------------
         Balanced

Bond Portfolios
---------------
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Core Bond
         Government Income
         GNMA
         Managed Income
         International Bond
         HighYield Bond

Tax-Free Bond Portfolios
------------------------
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income
         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

Money Market Portfolios
-----------------------
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market
         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRAaccounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 39 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHICS OMITTED]

BLACKROCK FUNDS

P.O. Box 8907
Wilmington, DE 19899


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                   AR 9/30/00 TP